UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,               John H. Beers, Esq.
  Counsel and Secretary for Registrant           Vice President and Counsel
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                          One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
  ---------------------------------------------------------------------------
                           (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PHOENIX INSIGHT FUNDS TRUST
GLOSSARY
SEPTEMBER 30, 2006 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FFCB
Federal Farm Credit Bank

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA or "Fannie Mae"
Federal National Mortgage Association

GNMA or "Ginnie Mae"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

Q-SBLF
Qualified School Board Loan Fund

REIT (REAL ESTATE INVESTMENT TRUST): A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT): An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA
XL Capital Assurance

YANKEE BOND: A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

                           PHOENIX INSIGHT FUNDS
                        GOVERNMENT MONEY MARKET FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


  Annualized                                         Par
  Yield/Rate         Maturity/Reset Date            (000)          Value
  ----------         -------------------           --------     ------------

FEDERAL AGENCY SECURITIES -- 26.1%
FFCB
     5.040%               10/13/06                 $ 20,000     $ 19,966,400
FHLB
     5.040%               10/4/06                    12,200       12,194,876
     5.050%               10/4/06                     3,061        3,059,712
     5.050%               10/5/06                     3,070        3,068,277
     5.155%               10/6/06                    40,000       39,971,361
FHLMC
     5.050%               10/10/06                    8,600        8,589,143
     5.160%               10/10/06                   50,000       49,935,500
     5.160%               10/24/06                    4,600        4,584,835
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
  (Identified cost $141,370,104)                                 141,370,104
----------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES--VARIABLE(b) -- 21.2%
FHLB
     5.270%               12/15/06                   18,000       17,998,701
FHLMC
     4.250%               4/5/07                     50,000       49,749,829
FNMA
     5.307%               12/22/06                   10,000        9,998,624
Overseas Private Investment Corp.
  5.320% (11/15/13)(c)    10/4/06                    37,478       37,478,373
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
  (Identified cost $115,225,527)                                 115,225,527
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 44.6%
Bank of America repurchase
  agreement, 5.36% dated 9/29/06,
  due 10/2/06, repurchase price
  $108,048,240 collateralized by
  FNMA 5% 3/1/35 market value
  $110,160,000.
     5.360%               10/2/06                   108,000      108,000,000
Bank of Tokyo N.A. repurchase
  agreement, 5.36% dated 9/29/06,
  due 10/2/06, repurchase price
  $108,048,240 collateralized by
  FNMA 4.86% 6/1/35 market value
  $22,934,832, FNMA  4.80% 6/1/35
  market value $45,823,869 and FNMA
  4.95% 7/1/35 market value
  $41,401,299.
     5.360%               10/2/06                   108,000      108,000,000
Lehman Brothers repurchase
  agreement, 5.33% dated 9/29/06,
  due 10/2/06, repurchase price
  $26,011,548 collateralized by
  FGLMC 5.50% 3/1/36 market value
  $11,359,450 and FGLMC 6% 9/1/36
  market value $15,420,869.
     5.330%               10/2/06                    26,000       26,000,000
----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Identified cost $242,000,000)                                 242,000,000
----------------------------------------------------------------------------


  Annualized
  Yield/Rate                                       Shares          Value
  ----------                                     ----------     ------------

MUTUAL FUNDS -- 8.2%
MONEY MARKET MUTUAL FUNDS -- 8.2%
AIM Short-Term Investment Trust
  Treasury Portfolio (seven-day
  effective yield 5.16%)                         23,997,391     $ 23,997,391
Goldman Sachs Financial Square Treasury
  Obligation Portfolio (seven-day effective
  yield 5.08%)                                   20,657,468       20,657,468
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
  (Identified cost $44,654,859)                                   44,654,859
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
  (Identified cost $543,250,490)                                 543,250,490(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                           (730,871)
                                                                ------------
NET ASSETS -- 100.0%                                            $542,519,619
                                                                ============

---------
(a) Federal Income Tax Information: At September 30, 2006, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(c) Denotes final maturity date.

                           PHOENIX INSIGHT FUNDS
                             MONEY MARKET FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


  Annualized              Maturity/Reset             Par
  Yield/Rate                  Date                  (000)          Value
  ----------              ---------------          --------     ------------

ASSET-BACKED SECURITIES -- 2.8%
G-Star, Ltd. 02-2A, A1MA
  144A (b) (c)
  5.400% (10/25/17)(d)    10/25/06                  $29,517   $   29,517,376
Putnam Structured Product
  Funding 02-1A, A1MF 144A (b) (c)
  5.400% (7/15/38)(d)     10/16/06                   76,000       76,000,000
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $105,517,376)                                 105,517,376
----------------------------------------------------------------------------
COMMERCIAL PAPER(h) -- 30.8%
Bishop's Gate
     5.300%               10/19/06                   25,000       24,933,750
Broadhollow Funding LLC
     5.310%               2/9/07(i)                  50,000       49,918,875
     5.310%               2/24/07(i)                 50,000       49,808,250
Caterpillar Financial
     5.360%               10/13/06                   40,000       39,928,533
Compass Securitization LLC
     5.290%               10/30/06                   50,000       49,786,931
     5.300%               10/31/06                   88,120       87,730,803
Jupiter Securitization Corp.
     5.310%               10/12/06                   70,155       70,041,173
KeyBank NA
     5.400%               10/2/06                   117,136      117,135,584
Paradigm Funding LLC
     5.310%               10/12/06                   23,100       23,062,520
     5.300%               10/18/06                  100,000      100,000,000
Park Granada LLC
     5.300%               2/3/07(i)                  37,000       36,972,764
Rabobank
     5.406%               10/2/06                   150,000      150,000,000
Strand Capital LLC
     5.300%               12/1/06(i)                100,000       99,985,278
     5.300%               12/2/06(i)                 25,000       24,992,639
     5.300%               12/12/06(i)                23,000       22,959,367
Tasman Funding LLC
     5.290%               10/4/06                    73,000       72,967,819
     5.290%               10/10/06                   50,000       49,933,875
     5.285%               10/23/06                   20,000       19,935,406
Thames Asset Global
  Securitization, Inc.
     5.330%               10/6/06                    50,000       49,962,986
     5.300%               11/27/06                   27,238       27,009,428
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Identified cost $1,167,065,981)                             1,167,065,981
----------------------------------------------------------------------------
MUNICIPAL BONDS -- 2.0%
ALASKA -- 0.1%
Alaska State Housing Finance
  Corp. Series B (c)
  5.390% (12/1/36)(d)     10/5/06                     3,845        3,845,000

COLORADO -- 1.5%
Colorado State Housing &
  Finance Authority Series
  A1 (c)
  5.390% (11/1/13)(d)     10/4/06                     8,545        8,545,000


  Annualized              Maturity/Reset             Par
  Yield/Rate                  Date                  (000)          Value
  ----------              ---------------          --------     ------------

MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
Colorado State Housing &
  Finance Authority Series
  B-1 (c)
  5.390% (11/1/32)(d)     10/4/06                  $ 13,425   $   13,425,000
Colorado State Housing &
  Finance Authority Series B-2 (c)
  5.390% (11/1/30)(d)     10/4/06                    33,220       33,220,000
                                                              --------------
                                                                  55,190,000
                                                              --------------
CONNECTICUT -- 0.2%
Connecticut State Housing
  Finance Authority (c)
  5.270% (11/15/16)(d)    10/5/06                     8,301        8,301,000

UTAH -- 0.0%
Utah Housing Corp.
  Single Family Mortgage
  Series C-3 (c)
  5.390% (7/1/33)(d)      10/7/06                       905          905,000

WISCONSIN -- 0.2%
Madison Community Development
  Authority (c)
  5.320% (1/1/19)(d)      10/5/06                     6,835        6,835,000
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Identified cost $75,076,000)                                   75,076,000
----------------------------------------------------------------------------

  Annualized              Maturity/Reset             Par
  Yield/Rate                  Date                  (000)          Value
  ----------              ---------------          --------     ------------

MEDIUM TERM NOTES -- 62.5%
Alliance & Leicester plc 144A
  (United Kingdom) (b) (e)
  5.320% (12/8/10)(d)     10/9/06                   165,000      165,000,000
American Express Bank FSB
  5.296% (7/27/07)(d)     10/27/06                   85,000       85,000,000
American Express Centurion
  5.300% (7/18/07)(d)     10/18/06                   98,000       98,000,000
Bank of New York Co., Inc. (The) (c)
  5.320% (3/10/15)(d)     10/10/06                  170,000      169,982,966
CC USA, Inc.144A (b)
  5.340% (1/16/07)(d)     10/16/06                  123,000      123,013,234
CFM International, Inc. (c)
  5.330% (1/1/10)(d)      10/2/06                    19,110       19,110,000
Crown Point Capital, LLC 144A (b)
  5.280% (12/15/06)(d)    10/16/06                  100,000       99,995,858
Eli Lilly Services, Inc. 144A (b)
  5.320% (9/1/10)(d)      10/2/06                    75,000       75,000,000
General Electric Capital Corp. (c)
  5.455% (7/9/07)(d)      10/9/06                    15,000       15,000,000
Goldman Sachs Group, Inc. (c) (f) (g)
  5.360% (4/10/07)(d)     10/10/06                   85,000       85,000,000
Goldman Sachs Group, Inc. 144A (b) (c)
  5.380%(g)(10/20/06)(d)  10/2/06                    25,000       25,000,000
  5.430% (9/14/07)(d)     10/16/06                  100,000      100,000,000
Harrier Finance Funding LLC 144A (b)
  5.290% (3/15/07)(d)     10/16/06                  105,000      104,995,253
  5.290% (2/23/07)(d)     10/23/06                   63,000       62,997,497
  5.286% (1/29/07)(d)     10/27/06                   55,000       54,998,202

                           PHOENIX INSIGHT FUNDS
                             MONEY MARKET FUND
                     SCHEDUL OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


  Annualized              Maturity/Reset             Par
  Yield/Rate                  Date                  (000)          Value
  ----------              ---------------          --------     ------------

MEDIUM TERM NOTES (CONTINUED)
K2 LLC 144A (b)
  5.340% (1/30/07)(d)     10/2/06                  $100,000   $  100,013,220
  5.350% (3/16/07)(d)     12/15/06                   60,000       59,997,279
Lehman Brothers Holdings, Inc. (c)
  5.480% (7/22/07)(d)     10/23/06                  102,500      102,500,000
Lehman Brothers Holdings,
  Inc. Series G (c)
  5.200% (4/20/07)(d)     10/20/06                   16,665       16,676,505
Money Market Trust A-2 144A (b)
  5.405% (9/7/07)(d)      10/16/06                  208,000      208,000,000
National Rural Utilities
  Cooperative Finance Corp. (c)
  5.320% (6/1/11)(d)      10/2/06                    70,000       70,000,000
Northern Rock plc 144A
  (United Kingdom) (b) (e)
  5.130%                  10/20/06                   55,000       55,002,133
Rural Electric Cooperative
  Grantor Trust (Kansas
  Electric Power Cooperative) (c)
  5.170% (12/18/17)(d)    10/4/06                    10,240       10,240,000
Sigma Finance, Inc. 144A (b)
  5.290% (6/21/07)(d)     10/20/06                  175,000      174,987,390
Tango Finance Corp.144A (b)
  5.290% (11/16/06)(d)    10/20/06                   60,000       59,999,274
  5.290% (8/22/07)(d)     10/22/06                  125,000      124,988,870
Westdeutsche Landesbank AG
  144A (Germany) (b) (e)
  5.370% (3/10/15)(d)     10/10/06                  100,000      100,000,000
----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
  (Identified cost $2,365,497,681)                             2,365,497,681
----------------------------------------------------------------------------

  Annualized                                         Par
  Yield/Rate              Maturity                  (000)          Value
  ----------              --------                 --------     ------------

REPURCHASE AGREEMENTS -- 2.0%
Bank of Tokyo NA repurchase
  agreement 5.36% dated 9/29/06,
  due 10/2/06 repurchase price
  $77,034,393 collateralized by
  FNMA's 4.88 - 4.90% 1/35-6/35
  total market value $78,238,816.
  5.360%                  10/02/06                   77,000       77,000,000
----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Identified cost $77,000,000)                                   77,000,000
----------------------------------------------------------------------------


                                                   Shares          Value
                                                 ----------   --------------

MONEY MARKET  MUTUAL FUNDS -- 0.1%
AIM Short-Term Investment Treasury Portfolio
  (seven day effective yield 5.16%)                 235,091          235,091
Dreyfus Cash Management Plus
  (seven day effective yield 5.20%)               1,044,431        1,044,431


                                                    Shares         Value
                                                   --------   --------------

MONEY MARKET  MUTUAL FUNDS (CONTINUED)
JPMorgan Institutional Prime Money Market Fund
  (seven day effective yield 5.17%)                 412,463   $      412,463
----------------------------------------------------------------------------
TOTAL MONEY MARKET  MUTUAL FUNDS
  (Identified cost $1,691,985)                                     1,691,985
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
  (Identified cost $3,791,849,023)                             3,791,849,023(a)

OTHER ASSETS & LIABILITIES, NET -- (0.2%)                         (7,725,476)
                                                              --------------

NET ASSETS -- 100.0%                                          $3,784,123,547
                                                              ==============

---------
(a) Federal Income Tax Information: At September 30, 2006, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $2,007,505,586 or 53% of net assets.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) Denotes final maturity date.
(e) The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(f) Illiquid. At September 30, 2006, these securities amounted to a value of $85,000 or 2.3% of the net assets of the Fund.
(g) Restricted security. For acquisition information, see Note 3" Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h) The rate shown is the discount rate.
(i) These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.

                           PHOENIX INSIGHT FUNDS
                        TAX-EXEMPT MONEY MARKET FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


  Annualized                                          Par
  Yield/Rate              Maturity                    (000)       Value
  ----------              --------                   ------   --------------

COMMERCIAL PAPER- MUNICIPAL -- 18.1%
FLORIDA -- 0.8%
Palm Beach County School District
     3.550%               10/19/06                   10,000   $   10,000,000

GEORGIA -- 2.3%
Municipal Authority of Georgia
     3.550%               10/5/06                    16,050       16,050,000
Municipal Electric Authority
     3.500%               10/6/06                    12,018       12,018,000
                                                              --------------
                                                                  28,068,000
                                                              --------------
ILLINOIS -- 4.5%
Illinois Health Facilities Authority
     3.650%               1/11/07                    20,000       20,000,000
Illinois Health Facilities Authority
     3.650%               10/5/06                    10,000       10,000,000
Illinois Health Facilities Authority
     3.700%               10/19/06                   10,000       10,000,000
Illinois Health Facilities Authority
     3.720%               10/26/06                   15,000       15,000,000
                                                              --------------
                                                                  55,000,000
                                                              --------------
INDIANA -- 3.2%
State of Indiana Development &
  Finance Authority
     3.500%               10/6/06                    38,933       38,933,000

MISSISSIPPI -- 1.3%
Claiborne County
     3.710%               12/6/06                     5,500        5,500,000
Claiborne County
     3.710%               12/6/06                    10,400       10,400,000
                                                              --------------
                                                                  15,900,000
                                                              --------------
NEVADA -- 3.1%
Clark County
     3.650%               10/2/06                    17,500       17,500,000
Clark County
     3.600%               11/9/06                    20,250       20,250,000
                                                              --------------
                                                                  37,750,000
                                                              --------------
TEXAS -- 2.0%
University of Texas Board of Regents
     3.700%               11/9/06                     2,500        2,500,000
San Antonio Electric & Gas Series A
     3.530%               10/4/06                     5,300        5,300,000
University of Texas Board of Regents
     3.540%               11/7/06                    10,000       10,000,000
University of Texas Board of Regents
     3.550%               12/7/06                     6,014        6,014,000
                                                              --------------
                                                                  23,814,000
                                                              --------------
WASHINGTON -- 0.9%
King County
     3.600%               1/18/07                    10,300       10,300,000
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER- MUNICIPAL
  (Identified cost $219,765,000)                                 219,765,000
----------------------------------------------------------------------------


  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS(c)(g) -- 80.3%
ALABAMA -- 3.0%
Chatom Industrial Development
  Board Pollution Control
  Electric Cooperative, Inc.
  (National Rural Utilities Co.
  Guaranty) 3.830% (8/15/14)(h) 10/4/06               2,825   $    2,825,000
Columbia Industrial
  Development Board
  Pollution Control Series D
  Alabama Power Cooperative
  3.860% (10/1/22)(h)     10/2/06                    11,700       11,700,000
Jefferson County Sewer
  Series C-2 (XLCA Insured)
  3.760% (2/1/40)(h)      10/5/06                    12,300       12,300,000
Jefferson County Sewer Series
  C-4 (XLCA Insured)
  3.760% (2/1/40)(h)      10/5/06                    10,000       10,000,000
                                                              --------------
                                                                  36,825,000
                                                              --------------
ALASKA -- 2.3%
State Housing Finance Corp.
  University of Alaska Series A
  3.780% (12/1/27)(h)     10/4/06                    23,300       23,300,000
State Housing Finance Corp.
  (Spears) Series DB-132 144A
  (FGIC Insured) (b)
  3.770% (12/1/41)(h)     10/5/06                     5,235        5,235,000
                                                              --------------
                                                                  28,535,000
                                                              --------------
ARIZONA -- 3.0%
ABN-AMRO Munitops Certificates
  Trust Series 06-5 144A
  (MBIA Insured) (b)
  3.790% (8/1/13)(h)      10/5/06                     8,695        8,695,000
Salt River Project  ROCS
  RR II R 9019
  3.780% (1/1/37)(h)      10/5/06                     3,950        3,950,000
Salt River Project  Series
  02-6010, 144A (b)
  3.790% (1/1/25)(h)      10/5/06                     9,900        9,900,000
Salt River Project ROCS RR II R 640
  3.780% (1/1/31)(h)      10/5/06                     7,440        7,440,000
Salt River Project Series
  06-0014 Class A 144A (b)
  3.790% (1/1/35)(h)      10/5/06                     6,000        6,000,000
                                                              --------------
                                                                  35,985,000
                                                              --------------
COLORADO -- 1.3%
Westminster Economic
  Development Authority
  3.750% (12/1/28)(h)     10/5/06                    16,140       16,140,000

CONNECTICUT -- 0.3%
State of Connecticut
  Transportation Infrastructure
  Series 2
  3.750% (8/1/22)(h)      10/4/06                     3,600        3,600,000

FLORIDA -- 6.4%
Dade County Industrial
  Development Authority
  Florida Power & Light Co.
  3.870% (6/1/21)(h)      10/2/06                    10,800       10,800,000

                           PHOENIX INSIGHT FUNDS
                        TAX-EXEMPT MONEY MARKET FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
FLORIDA (CONTINUED)
Peace River Manasota Regional
  Water Supply Authority (Eagle)
  Series 06- 0033A 144A
  (FSA Insured) (b)
  3.790% (10/1/35)(h)     10/5/06                     6,270   $    6,270,000
Putnam County Development
  Authority Pollution
  Control Seminole Electric
  Cooperative, Inc. Series D
  3.580% (12/15/09)(h)    12/15/06(f)                15,000       15,000,000
St. Lucie County Pollution
  Control Florida Power &
  Light Co. Project
  3.860% (9/1/28)(h)      10/2/06                    25,000       25,000,000
Sunshine State,  Governmental
  Financing Commission (AMBAC
  Insured)
  3.860% (7/1/16)(h)      10/2/06                    20,000       20,000,000
                                                              --------------
                                                                  77,070,000
                                                              --------------
GEORGIA -- 3.2%
Burke County Development
  Authority Pollution Control
  Vogtle Power Plant Series 1
  3.760% (9/1/30)(h)      6/1/07(f)                  24,000       24,000,000
Metropolitan Atlanta Rapid
  Transit Authority Series
  00 - A
  3.750% (7/1/25)(h)      10/4/06                     9,435        9,435,000
Monroe County Development
  Authority Pollution Control
  Scherer Power Plant Series 95-2
  3.760% (7/1/25)(h)      6/1/07(f)                   6,000        6,000,000
                                                              --------------
                                                                  39,435,000
                                                              --------------
HAWAII -- 0.8%
ABN-AMRO Munitops Certificates
  Trust  Series 01-11 144A
  (FSA Insured) (b) (e)
  3.730% (9/1/09)(h)      11/16/06(f)                 9,980        9,980,000

ILLINOIS -- 14.7%
ABN-AMRO Munitops Certificates
  Trust Series 06- 2 144A
  (MBIA Insured) (b)
  3.840% (3/1/14)(h)      10/5/06                    14,995       14,995,000
Chicago (Eagle) Series
  03-0006, A 144A (MBIA
  Insured) (b)
  3.790% (1/1/42)(h)      10/5/06                     4,800        4,800,000
Chicago Board of Education
  Series D-2
  3.860% (3/1/36)(h)      10/2/06                     4,000        4,000,000
Development &  Finance
  Authority Harris Theater
  for Music & Dance
  3.760% (3/1/40)(h)      10/4/06                     5,000        5,000,000
Development & Finance Authority
  Evanston McGaw YMCA Project
  3.810% (6/1/27)(h)      10/5/06                     4,000        4,000,000
Development & Finance Authority
  Lake Forest Academy
  3.760% (12/1/24)(h)     10/4/06                     4,000        4,000,000


  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
ILLINOIS (CONTINUED)
Development & Finance Authority
  North Park University
  3.780% (10/4/06)(h)     10/4/06                    22,900   $   22,900,000
Development & Finance Authority
  Sacred Heart of Chicago Schools
  Project
  3.760% (7/1/33)(h)      10/4/06                     2,300        2,300,000
Educational Facilities Authority
  Adler Planetarium
  3.800% (4/1/31)(h)      10/4/06                    10,000       10,000,000
Educational Facilities Authority
  Field Museum of Natural History
  3.800% (11/1/32)(h)     10/4/06                    15,400       15,400,000
Finance Authority Lake Forest
  Country Day School
  3.760% (7/1/35)(h)      10/4/06                     3,250        3,250,000
Health Facilities Authority
  Advocate Health Care Network
  3.850% (11/15/22)(h)    7/6/07(f)                  11,130       11,130,000
Hoffman Estates  Economic
  Development Project
  3.750% (1/1/10)(h)      10/5/06                    14,900       14,900,000
O'Hare International Airport
  Third Lien Series C (CIFG
  Insured)
  3.750% (1/1/35)(h)      10/4/06                    30,000       30,000,000
State of Illinois Series 03-B
  3.780% (10/1/33)(h)     10/4/06                    31,100       31,100,000
                                                              --------------
                                                                 177,775,000
                                                              --------------
INDIANA -- 3.9%
Health & Education Facilities
  Finance Authority Union
  Hospital Series 06- A
  3.740% (9/1/36)(h)      10/6/06                     7,600        7,600,000
Health Facilities Finance
  Authority Ascension Health
  Credit Group Series A-1(f)
  3.820% (11/15/36)(h)    7/3/07                      5,000        5,000,000
Health Facilities Finance
  Authority Ascension Health
  Credit Group Series A-3 (f)
  3.350% (11/15/36)(h)    1/30/07                    21,000       21,000,000
Health Facilities Finance
  Authority Union Hospital,
  Inc. Project
  3.760% (9/1/27)(h)       10/6/06                    7,200        7,200,000
Transportation Finance
  Authority (Spears) Series
  DB-114  144A (FGIC Insured) (b)
  3.770% (6/1/29)(h)      10/5/06                     3,965        3,965,000
Transportation Finance
  Authority (Spears) Series
  DB-117 144A (FGIC Insured)(b)
  3.770% (6/1/29)(h)      10/5/06                     2,075        2,075,000
                                                              --------------
                                                                  46,840,000
                                                              --------------

                           PHOENIX INSIGHT FUNDS
                        TAX-EXEMPT MONEY MARKET FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
KANSAS -- 0.5%
Wichita Hospital Facilities
  Improvement St. Francis
  Regional Medical Center
  Series A-3 144A (MBIA
  Insured) (b)
  3.770% (10/1/10)(h)     10/5/06                     5,940   $   5,940,000

KENTUCKY -- 0.9%
Mason County Pollution
  Control  East Kentucky
  Power Cooperative, Inc.
  Series B-2
  3.830% (10/15/14)(h)    10/4/06                     6,120        6,120,000
Mason County Pollution
  Control East Kentucky
  Power Cooperative, Inc.
  Series B-3
  3.830% (10/15/14)(h)    10/4/06                     4,260        4,260,000
                                                              --------------
                                                                  10,380,000
                                                              --------------
MASSACHUSETTS -- 0.8%
Massachusetts Bay Transit
  Authority ROCS RR II R
  9022
  3.780% (7/1/34)(h)      10/5/06                     6,000        6,000,000
Route 3 North Transportation
  Improvement Association,
  Series B
  3.730% (6/15/33)(h)     10/4/06                     2,000        2,000,000
State of Massachusetts
  Series 06 - A
  3.820% (3/1/26)(h)      10/2/06                     1,700        1,700,000
                                                              --------------
                                                                   9,700,000
                                                              --------------
MICHIGAN -- 2.1%
Grand Valley State University
  Series A (AMBAC Insured)
  3.740% (2/1/27)(h)      10/5/06                    15,540       15,540,000
L'Anse Creuse Public Schools
  (Eagle) Series 06-0032,
  Class A 144A (FSA, Q-SBLF
  Insured) (b)
  3.790% (5/1/35)(h)      10/5/06                     3,700        3,700,000
Southgate Properties Project
  State Strategic Fund Limited
  3.750% (8/1/23)(h)      10/5/06                     6,450        6,450,000
                                                              --------------
                                                                  25,690,000
                                                              --------------
MISSOURI -- 1.9%
Bi-State Development Agency
  MetroLink Cross County
  Project Series A (FSA
  Insured)
  3.750% (10/1/32)(h)     10/4/06                     7,000        7,000,000
St. Louis County Industrial
  Development & Educational
  Facilities Whitefield
  School, Inc. Series B
  3.780% (6/15/24)(h)     10/5/06                     1,100        1,100,000
State Health & Educational
  Facilities Authority (Eagle)
  Series 026026, A 144A (b)
  3.790% (2/15/33)(h)     10/5/06                     2,700        2,700,000


  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
MISSOURI (CONTINUED)
State Health & Educational
  Facilities Authority
  Washington University
  (Eagle) Series 03-0003,
  A 144A (b)
  3.790% (2/15/33)(h)     10/5/06                     9,900   $    9,900,000
State Health & Educational
  Facilities Authority
  Washington University
  Series B 144A (b)
  3.870% (9/1/30)(h)      10/2/06                     3,000        3,000,000
                                                              --------------
                                                                  23,700,000
                                                              --------------
NEVADA -- 3.8%
ABN-AMRO Munitops Certificates
  Trust  Multi-State Series
  01-19 144A (FGIC Insured) (b)
  3.840% (6/1/09)(h)      10/5/06                    10,950       10,950,000
Las Vegas  Water District
  3.860% (6/1/36)(h)      10/2/06                    35,000       35,000,000
                                                              --------------
                                                                  45,950,000
                                                              --------------
NEW YORK -- 1.5%
ABN AMRO Munitops Certificates
  Trust Series 92-2 144A
  (FSA Insured)(b)
  3.760% (4/4/07)(h)      10/5/06                    14,605       14,605,000
New York City Municipal
  Water Finance Authority
  Subseries F-2
  3.760% (6/15/35)(h)     10/2/06                     3,515        3,515,000
                                                              --------------
                                                                  18,120,000
                                                              --------------
OHIO -- 1.7%
Metrohealth System Cuyahoga
  County Hospital
  3.760% (2/1/35)(h)      10/5/06                     8,030        8,030,000
Ratner School Project
  Cuyahoga County
  3.820% (8/1/32)(h)      10/5/06                     6,500        6,500,000
State Higher Educational
  Facility Commission
  (Pooled Financing 2002
  Program) Series A
  3.800% (9/1/27)(h)      10/5/06                     4,620        4,620,000
State Higher Educational
  Facility Commission (Pooled
  Financing 2003 Program)
  Series A
  3.830% (9/1/24)(h)      10/5/06                     1,360        1,360,000
                                                              --------------
                                                                  20,510,000
                                                              --------------
OREGON -- 2.4%
Clakamas County Hospital
  Facility Authority Legacy
  Health System
  3.740% (2/15/30)(h)     10/4/06                    23,300       23,300,000
Eugene Electric Utility
  (Eagle) Series 03-0022,
  144A  (MBIA Insured) (b)
  3.790% (8/1/21)(h)      10/5/06                     5,880        5,880,000
                                                              --------------
                                                                  29,180,000
                                                              --------------

                           PHOENIX INSIGHT FUNDS
                        TAX-EXEMPT MONEY MARKET FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
PENNSYLVANIA -- 2.3%
Industrial Development
  Authority  Delaware
  County Pollution Control
  Exelon
  3.860% (4/1/21)(h)      10/2/06                    20,000   $   20,000,000
Industrial Development
  Authority Berks County
  Richard J. Caron
  Foundation Project
  3.800% (9/1/25)(h)      10/5/06                     2,700        2,700,000
Pennsylvania Intergovernmental
  Cooperative Authority
  Special Tax (City of
  Philadelphia Funding Program)
  (AMBAC Insured)
  3.760% (6/15/22)(h)     10/5/06                     2,175        2,175,000
Philadelphia Water &
  Wastewater
  3.730% (6/15/23)(h)     10/4/06                     3,000        3,000,000
                                                              --------------
                                                                  27,875,000
                                                              --------------
TENNESSEE -- 0.2%
Nashville & Davidson County
  Health & Educational
  Facilities Board (Ascension
  Health) Series B (f)
  3.400% (11/15/31)(h)    1/3/07                      2,000        2,000,000

TEXAS -- 15.0%
ABN-AMRO Munitops Certificates
  Trust (Multistate) Series
  15 144A (PSF Guaranteed
  Insured) (b)
  3.840% (8/1/10)(h)      10/5/06                    15,925       15,925,000
ABN-AMRO Munitops Certificates
  Trust Multi-State Series
  01-08 144A (PSF Guaranteed
  Insured) (b)
  3.790% (2/15/07)(h)     10/5/06                     5,000        5,000,000
ABN-AMRO Munitops Certificates
  Trust Multi-State Series
  99-9 144A (PSF Guaranteed
  Insured) (b)
  3.770% (8/8/07)(h)      10/5/06                    10,002       10,002,000
Corpus Christi Utility Systems
  (Spears) Series DB-126 144A
  (FSA Insured) (b)
  3.770% (7/15/20)(h)     10/5/06                     5,505        5,505,000
Denton Independent School
  District Series 05-A
  3.780% (8/1/35)(h)      10/5/06                    15,000       15,000,000
Harris County Department of
  Education Public Facility
  Corp. (MBIA Insured)
  3.810% (2/15/23)(h)     10/5/06                     5,830        5,830,000
Nueces County Health Facilities
  Development Corp. Driscoll
  Foundation Children's Hospital
  3.780% (7/1/15)(h)      10/4/06                    17,600       17,600,000
San Antonio Electric & Gas
  Jr. Lein
  3.780% (2/1/33)(h)      10/4/06                    30,000       30,000,000
State of Texas (Eagle) Series
  03-0026, A 144A (b)
  3.790% (10/1/15)(h)     10/5/06                     2,410        2,410,000


  Annualized                                          Par
  Yield/Rate               Reset                     (000)       Value
  ----------              --------                   ------   --------------

VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
TEXAS (CONTINUED)
State Veterans Housing Assistance
  Program Fund I (VA Guaranteed
  Insured)
  3.730% (12/1/16)(h)     10/4/06                     9,035   $    9,035,000
Texas Municipal Power Agency
  Series L36J REG D (FGIC
  Insured)
  3.780% (9/1/11)(h)      10/4/06                    30,000       30,000,000
Texas Small Business Industrial
  Development Corp.
  3.780% (7/1/26)(h)      10/4/06                    35,000       35,000,000
                                                              --------------
                                                                 181,307,000
                                                              --------------
VIRGINIA -- 0.3%
Loudoun County  Industrial
  Development Authority Howard
  Hughes Medical Institute
  Series D
  3.750% (2/15/38)(h)     10/4/06                     3,650        3,650,000

WASHINGTON -- 1.9%
Issaquah Community Properties
  Series A
  3.770% (2/15/21)(h)     10/5/06                    15,000       15,000,000
State of Washington ROCS RR II
  R 614
  3.780% (1/1/30)(h)      10/5/06                     7,735        7,735,000
                                                              --------------
                                                                  22,735,000
                                                              --------------
WEST VIRGINIA -- 1.7%
ABN-AMRO Munitops Certificates
  Trust Multi-State Series
  00-12 144A (MBIA Insured) (b)
  3.770% (6/4/08)(h)      10/5/06(f)                 15,000       15,000,000
West Virginia University
  (Spears)
  Series DB-119 144A (MBIA
  Insured) (b)
  3.770% (4/1/28)(h)      10/5/06                     5,430        5,430,000
                                                              --------------
                                                                  20,430,000
                                                              --------------
WISCONSIN -- 3.3%
Health & Educational Facilities
  Authority Wheaton Franciscan
  Services Series B
  3.740% (8/15/33)(h)     10/4/06                    30,000       30,000,000
Health & Educational
  Facilities Pine Haven
  Christian Home
  3.760% (7/1/36)(h)      10/5/06                     7,660        7,660,000
Milwaukee Redevelopment
  Authority American Society
  for Quality
  3.770% (5/1/36)(h)      10/5/06                     2,000        2,000,000
                                                              --------------
                                                                  39,660,000
                                                              --------------
WYOMING -- 1.1%
Gillette Pollution Control
  Pacificorp Project
  3.780% (1/1/18)(h)      10/4/06                    13,850       13,850,000
----------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
  (Identified cost $972,862,000)                                 972,862,000
----------------------------------------------------------------------------

                           PHOENIX INSIGHT FUNDS
                        TAX-EXEMPT MONEY MARKET FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

  Annualized              Maturity/Reset             Par
  Yield/Rate                  Date                  (000)          Value
  ----------              ---------------          --------     ------------

MUNICIPAL TAX-EXEMPT BONDS -- 1.6%
ILLINOIS -- 0.9%
State of Illinois Series
  04-B
     5.000%               3/1/07                      5,250      $ 5,276,414
Winnebago & Boone Counties (d)
     4.180%               10/2/06                     5,250        5,250,084
                                                              --------------
                                                                  10,526,498
                                                              --------------
IOWA -- 0.3%
Higher Education Authority
  Student Loan Liquidation (d)
     4.950%               5/24/07                     3,745        3,770,534

WISCONSIN -- 0.4%
City of Sturgeon Bay (d)
     4.400%               4/2/07                        950          951,724
Kewaskum Waterworks & Sewer Systems (d)
     4.500%               6/1/07                      1,500        1,502,686
West de Pere School District (d)
     3.750%               10/2/07                     2,720        2,721,551
                                                              --------------
                                                                   5,175,961
                                                              --------------
----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
  (Identified cost $19,472,993)                                   19,472,993
----------------------------------------------------------------------------


                                                     Shares        Value
                                                   ---------  --------------

MONEY MARKET  MUTUAL FUNDS -- 0.1%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio (seven day effective
  yield 3.46%)                                       25,261           25,261
Dreyfus Tax-Exempt Cash Management
  #264 (seven day effective yield
  3.48%)                                              3,203            3,203
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio
  (seven day effective yield 3.52%)                 614,916          614,916
----------------------------------------------------------------------------
TOTAL MONEY MARKET  MUTUAL FUNDS
  (Identified cost $643,380)                                         643,380
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
  (Identified Cost $1,212,743,373)                             1,212,743,373(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                           (665,671)
                                                              --------------
NET ASSETS -- 100.0%                                          $1,212,077,702
                                                              ==============

---------
(a) Federal Income Tax Information: At September 30, 2006, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $187,862,000 or 15.5% of net assets.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) The interest rate shown is the coupon rate.
(e) Illiquid and Restricted. At September 30, 2006, this security amounted to a value of $9,980,000 or 0.8% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Scheduels of Investments.
(f) Security with a "put" feature; date shown is when security may be put back for redemption.
(g) Variable rate demand note; interest rate in effect on September 30, 2006. Reset date is the later of the next interest rate change or exercise of the demand feature.
(h) Denotes final maturity date.

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

U.S. GOVERNMENT SECURITIES -- 28.0%
U.S. TREASURY BONDS -- 1.6%
U.S. Treasury Bond(e)
     6.250%                8/15/23                    2,582     $  2,997,743
                                                                ------------
                                                                   2,997,743
                                                                ------------
U.S. TREASURY NOTES -- 26.4%
U.S. Treasury Note(e)
     4.250%               11/30/07                   25,105       24,925,550
     4.000%               11/15/12                    7,805        7,559,876
     4.750%               5/15/14                    10,126       10,211,838
     5.125%               5/15/16                     5,010        5,197,093
                                                                ------------
                                                                  47,894,357

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $50,286,621)                                   50,892,100
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 32.5%
FNCL TBA (f)
     5.500%               11/1/20                    17,875       17,863,828
FNMA TBA (f)
     6.000%               10/25/35                   28,400       28,533,139
GNMA TBA (f)
     5.500%               10/1/33                    12,710       12,523,316

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(Identified cost $58,441,649)                                     58,920,283
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS -- 31.3%
ADVERTISING -- 0.3%
Affinion Group, Inc.
    10.125%               10/15/13                      500          527,500

AEROSPACE & DEFENSE -- 1.2%
Armor Holdings, Inc.
     8.250%               8/15/13                       250          260,000
DRS Technologies, Inc.
     6.625%               2/1/16                        500          493,750
Esterline Technologies Corp.
     7.750%               6/15/13                       250          253,750
L-3 Communications Corp.
     5.875%               1/15/15                       500          477,500
United Technologies Corp.
     4.875%               5/1/15                        640          620,818
                                                                ------------
                                                                   2,105,818
                                                                ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
Daimlerchrysler NA Holding
     5.750%               9/8/11                        425          423,002

AUTOMOTIVE RETAIL -- 0.3%
Hertz Corp. 144A(b)
     8.875%               1/1/14                        500          526,250

BIOTECHNOLOGY -- 0.4%
Amgen, Inc.
     4.850%               11/18/14                      730          704,767

BROADCASTING & CABLE TV -- 1.9%
Charter Communications Operating
  LLC/Charter Communications Operating
  Capital 144A(b)
     8.375%               4/30/14                       500          510,625


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
BROADCASTING & CABLE TV (CONTINUED)
Clear Channel Communications, Inc.
     6.250%               3/15/11                       460     $    461,409
Comcast Corp.
     4.950%               6/15/16                       460          428,908
     6.500%               11/15/35                      460          463,204
Echostar DBS Corp. 144A(b)
     7.125%               2/1/16                        500          485,625
Mediacom Broadband LLC
     8.500%               10/15/15                      350          349,562
Rainbow National Services LLC 144A(b)
     8.750%               9/1/12                        500          537,500
Sinclair Broadcasting Group, Inc.
     8.000%               3/15/12                       190          193,563
                                                                ------------
                                                                   3,430,396
                                                                ------------
BUILDING PRODUCTS -- 0.3%
Building Materials Corp. of America
     7.750%               8/1/14                        250          223,125
Ply Gem Industries, Inc.
     9.000%               2/15/12                       500          401,250
                                                                ------------
                                                                     624,375
                                                                ------------
CASINOS & GAMING -- 1.7%
AMR Real Estate Partners
  LP/ AMR Real Estate Finance Corp.
     7.125%               2/15/13                       400          400,000
Boyd Gaming Corp.
     6.750%               4/15/14                       330          324,225
Harrah's Operating Co., Inc.
     6.500%               6/1/16                        710          696,005
MGM Mirage, Inc.
     6.750%               9/1/12                        500          495,625
OED Corp./ Diamond Jo LLC
     8.750%               4/15/12                       500          502,500
Station Casinos, Inc.
     7.750%               8/15/16                       420          437,850
Wynn Las Vegas LLC/Wynn
  Las Vegas Capital Corp.
     6.625%               12/1/14                       250          243,750
                                                                ------------
                                                                   3,099,955
                                                                ------------
COAL & CONSUMABLE FUELS -- 0.5%
Arch Western Finance LLC
     6.750%               7/1/13                        500          482,500
Peabody Energy Corp. Series B
     6.875%               3/15/13                       500          495,000
                                                                ------------
                                                                     977,500
                                                                ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Cisco  Systems, Inc.
     5.500%               2/22/16                       745          750,925
Cisco Systems, Inc.(d)
     5.479%               2/20/09                     1,640        1,642,872
                                                                ------------
                                                                   2,393,797
                                                                ------------

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.1%
Trinity Industries, Inc.
     6.500%               3/15/14                       250     $    245,625

CONSUMER FINANCE -- 3.2%
American Express Co.(d)(e)
     6.800%               9/1/66                        225          237,543
American General Finance Corp.
     5.400%               12/1/15                       910          900,943
Capital One Financial Corp.
     6.150%               9/1/16                        470          475,575
Ford Motor Credit Co.
     8.625%               11/1/10                       500          498,516
General Electric Capital Corp.
     4.875%               10/21/10                    1,390        1,377,433
General Motors Acceptance Corp.
     6.750%               12/1/14                       750          733,321
Residential Capital Corp.
     6.375%               6/30/10                     1,180        1,193,898
     6.875%               6/30/15                       360          373,946
                                                                ------------
                                                                   5,791,175
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
Sungard Data Systems, Inc.
     9.125%               8/15/13                       250          260,000

DIVERSIFIED BANKS -- 1.6%
HSBC Bank USA
     5.875%               11/1/34                       730          725,489
Santander Issuances 144A (b)
     5.911%               6/20/16                       675          693,704
USB Capital IX(d)
     6.189%               3/29/49                       920          930,447
Wells Fargo Co.
     5.125%               9/15/16                       655          641,383
                                                                ------------
                                                                   2,991,023
                                                                ------------
DIVERSIFIED CAPITAL MARKETS -- 0.3%
UBS Preferred Funding Trust V(d)
     6.243%               5/15/49                       455          470,242

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
International Lease Finance Corp.(e)
     5.625%               9/20/13                       240          241,519

ELECTRIC UTILITIES -- 0.3%
Reliant Energy, Inc.
     9.500%               7/15/13                       500          521,250

FOOD RETAIL -- 0.3%
Stater Brothers Holdings(d)
     8.890%               6/15/10                       500          507,500

HEALTH CARE FACILITIES -- 0.3%
US Oncology, Inc.
    10.750%               8/15/14                       500          550,000

HEALTH CARE SERVICES -- 0.3%
Omnicare, Inc.
     6.875%               12/15/15                      500          488,125


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
HOME FURNISHINGS -- 0.3%
Mohawk Industries, Inc.
     6.125%               1/15/16                       550     $    546,676

HOMEBUILDING -- 0.5%
Meritage Homes Corp.
     7.000%               5/1/14                        510          459,637
Technical Olympic USA, Inc.
     9.000%               7/1/10                        400          382,500
                                                                ------------
                                                                     842,137
                                                                ------------
HOUSEWARES & SPECIALTIES -- 0.5%
Fortune Brands, Inc.
     5.375%               1/15/16                       950          906,171

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
TXU Corp. Series P
     5.550%               11/15/14                      250          237,445

INTEGRATED TELECOMMUNICATION SERVICES -- 1.5%
AT&T Wireless Services, Inc.(e)
     8.750%               3/1/31                        230          294,032
Bellsouth Corp.(d)(e)
     5.580%               8/15/08                       410          410,079
Cincinnati Bell, Inc.
     7.250%               7/15/13                       215          220,912
Qwest Communications International, Inc. Series B
     7.500%               2/15/14                       500          503,750
Qwest Corp.
     8.875%               3/15/12                       500          548,125
Telcordia Technologies, Inc. 144A (b)
    10.000%               3/15/13                       500          335,000
Verizon Global Funding Corp.
     7.750%               12/1/30                       420          481,458
                                                                ------------
                                                                   2,793,356
                                                                ------------
INVESTMENT BANKING & BROKERAGE -- 0.8%
E*trade Financial Corp.
     7.375%               9/15/13                       500          513,750
Goldman Sachs Group, Inc.
     5.250%               10/15/13                      460          453,945
Lehman Brothers Holdings, Inc.
     5.500%               4/4/16                        455          453,319
                                                                ------------
                                                                   1,421,014
                                                                ------------
LIFE & HEALTH INSURANCE -- 0.9%
Protective Life Secured Trust
     4.000%               4/1/11                      1,370        1,303,269
UnumProvident Finance Co. 144A (b)
     6.850%               11/15/15                      310          318,673
                                                                ------------
                                                                   1,621,942
                                                                ------------
MANAGED HEALTH CARE -- 0.4%
Coventry Health Care, Inc.
     6.125%               1/15/15                       250          249,336

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
MANAGED HEALTH CARE (CONTINUED)
Wellpoint, Inc.
     5.850%               1/15/36                       580     $    562,566
                                                                ------------
                                                                     811,902
                                                                ------------
METAL & GLASS CONTAINERS -- 0.5%
Owens-Brockway Glass Container, Inc.
     8.875%               2/15/09                       879          907,567

MORTGAGE REIT'S -- 0.5%
iStar Financial, Inc. Series B
     5.125%               4/1/11                        935          917,386

MOVIES & ENTERTAINMENT -- 1.1%
Time Warner Entertainment Co. LP
     8.375%               7/15/33                       470          554,316
Viacom, Inc. 144A (b)
     6.250%               4/30/16                       820          812,805
WMG Holdings Corp.(d)
     0.000%               12/15/14                      750          562,500
                                                                ------------
                                                                   1,929,621
                                                                ------------
MULTI-LINE INSURANCE -- 0.8%
Genworth Global Funding Trusts
     5.125%               3/15/11                       920          917,778
Loews Corp.
     5.250%               3/15/16                       460          446,002
                                                                ------------
                                                                   1,363,780
                                                                ------------
MULTI-UTILITIES -- 0.5%
Consolidated Edison Co. of New York(e)
     5.850%               3/15/36                       360          359,684
Midamerican Energy Holdings Co. 144A(b)
     6.125%               4/1/36                        460          464,970
                                                                ------------
                                                                     824,654
                                                                ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
     6.750%               2/1/17                        280          285,600

OFFICE REIT'S -- 0.3%
Brandywine Operating Partners LP
     6.000%               4/1/16                        460          465,125
Duke Reality LP(e)
     5.625%               8/15/11                       150          150,997
                                                                ------------
                                                                     616,122
                                                                ------------
OIL & GAS EQUIPMENT & SERVICES -- 0.3%
GulfMark Offshore, Inc.
     7.750%               7/15/14                       500          505,000

OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
Anadarko Petroleum Corp.(e)
     6.450%               9/15/36                       205          209,393
Chesapeake Energy Corp.
     6.625%               1/15/16                       750          727,500
                                                                ------------
                                                                     936,893
                                                                ------------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION -- 1.1%
Atlas Pipeline Partners
     8.125%               12/15/15                      250     $    255,625
Ferrellgas Escrow LLC/Ferrellgas
  Finance Escrow Corp.
     6.750%               5/1/14                        500          491,250
Holly Energy Partners LP
     6.250%               3/1/15                        250          232,813
Kinder Morgan Energy Partners LP
     7.300%               8/15/33                       425          461,016
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
     6.250%               9/15/15                       250          247,500
SemGroup LP 144A(b)
     8.750%               11/15/15                      250          253,437
                                                                ------------
                                                                   1,941,641
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Bank of America
     5.750%               8/15/16                       715          727,309
Citigroup, Inc.
     5.000%               9/15/14                       550          535,852
                                                                ------------
                                                                   1,263,161
                                                                ------------
PAPER PRODUCTS -- 0.6%
Exopac Holding Corp. 144A(b)
    11.250%               2/1/14                        500          515,000
International Paper Co.
     6.750%               9/1/11                        550          584,037
                                                                ------------
                                                                   1,099,037
                                                                ------------
PHARMACEUTICALS -- 0.8%
Teva Pharmaceuticals Finance LLC
     6.150%               2/1/36                        550          529,312
Wyeth
     5.500%               3/15/13                       920          924,239
                                                                ------------
                                                                   1,453,551
                                                                ------------
PROPERTY & CASUALTY INSURANCE -- 0.5%
CNA Financial Corp.
     6.500%               8/15/16                       865          888,871

PUBLISHING & PRINTING -- 0.3%
Primedia, Inc.
     8.875%               5/15/11                       250          245,625
     8.000%               5/15/13                       250          228,125
                                                                ------------
                                                                     473,750
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
Colonial Realty LP(e)
     6.050%               9/1/16                        370          373,493
Westfield Group 144A(b)
     5.700%               10/1/16                       690          686,667
                                                                ------------
                                                                   1,060,160
                                                                ------------
REINSURANCE -- 0.3%
Swiss RE Capital I LP 144A(b)(d)
     6.854%               5/29/49                       600          617,020

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
RESIDENTIAL REIT'S -- 0.7%
Archstone-Smith Trust
     5.750%               3/15/16                       550     $    554,256
AvalonBay Communities, Inc.(e)
     5.750%               9/15/16                       265          267,643
ERP Operating LP
     5.375%               8/1/16                        475          467,278
                                                                ------------
                                                                   1,289,177
                                                                ------------
RETAIL REIT'S -- 0.3%
Simon Property Group LP
     5.600%               9/1/11                        520          523,872

SPECIALIZED REITS -- 0.1%
Host Marriott LP Series O
     6.375%               3/15/15                       250          243,750

STEEL -- 0.3%
Gibraltar Industries, Inc. Series B
     8.000%               12/1/15                       500          497,500

THRIFTS & MORTGAGE FINANCE -- 0.2%
Sovereign Capital Trust VI(e)
     7.908%               6/13/36                       290          319,408

TOBACCO -- 0.4%
Reynolds American, Inc. 144A(b)
     7.300%               7/15/15                       750          770,526
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $56,290,522)                                   56,788,509
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 2.2%
CONSUMER FINANCE -- 0.0%
DLJ Mortgage Acceptance
  Corp. 96-M, 1 144A(b)(d)(h)
     0.000%               11/28/11                       19           15,411

OTHER NON-AGENCY MORTGAGE BACKED -- 2.2%
Countrywide Alternative Loan Trust(d)
     7.575%               9/20/46                     4,058        3,964,519
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $3,984,650)                                     3,979,930
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c) -- 3.7%
BERMUDA -- 0.5%
Endurance Specialty Holdings Ltd.
     6.150%               10/15/15                      460          453,644
Intelsat Subsidiary Holding Co. Ltd.
     8.625%               1/15/15                       500          513,750
                                                                ------------
                                                                     967,394
                                                                ------------
CANADA -- 0.5%
Rogers Wireless, Inc.
     6.375%               3/1/14                        500          500,625
Trans-Canada Pipelines Ltd.
     5.850%               3/15/36                       465          463,621
                                                                ------------
                                                                     964,246
                                                                ------------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

FOREIGN CORPORATE BONDS (CONTINUED)
ITALY -- 0.3%
Telecom Italia Capital
     7.200%               7/18/36                       525     $    539,592

JAPAN -- 1.2%
MUFG Capital Finance 1 Ltd.(d)
     6.346%               7/29/49                       925          934,192
Resona Bank Ltd. 144A(b)(d)
     5.850%               9/29/49                       640          626,816
Shinsei Finance Cayman Ltd.
  144A(b)(d)
     6.418%               1/29/49                       640          635,634
                                                                ------------
                                                                   2,196,642
                                                                ------------
NETHERLANDS -- 0.7%
ING Groep N.V.(d)
     5.775%               12/29/49                      910          897,968
Shell International Finance Corp.(e)
     5.625%               6/27/11                       325          332,762
                                                                ------------
                                                                   1,230,730
                                                                ------------
UNITED KINGDOM -- 0.5%
BSKYB Finance UK plc 144A(b)
     6.500%               10/15/35                      460          450,238
HBOS plc 144A(b)(d)
     6.413%               10/1/35                       490          474,445
                                                                ------------
                                                                     924,683
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $6,629,411)                                     6,823,287
----------------------------------------------------------------------------

                                                     Shares         Value
                                                     ------     ------------

DOMESTIC COMMON STOCKS -- 0.2%
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Bank of America Corp.                                14,000          357,280

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $350,000)                                         357,280
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
  (IDENTIFIED COST $175,982,853)                                 177,761,389
----------------------------------------------------------------------------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

SHORT-TERM INVESTMENTS -- 32.9%
FEDERAL AGENCY SECURITIES(g) -- 32.9%
FHLB
     4.700%               10/3/06                   $21,700       21,697,167
FHLMC
     5.180%               10/6/06                    18,000       17,989,640

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

SHORT-TERM INVESTMENTS (CONTINUED)
FEDERAL AGENCY SECURITIES (CONTINUED)
FNMA
     5.120%               10/13/06                   20,000     $ 19,968,711
                                                                ------------

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Identified cost $59,647,251)                                     59,655,518
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 130.8%
  (Identified cost $235,630,104)                                 237,416,907(a)

OTHER ASSETS & LIABILITIES, NET -- (30.8%)                       (55,907,659)
                                                                ------------

NET ASSETS -- 100.0%                                            $181,509,248
                                                                ============

---------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,194,719 and gross depreciation of $472,344 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $235,694,532.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $9,265,376 or 5.1% of net assets.
(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e) All or a portion segregated as collateral for a delayed delivery transaction.
(f) This security has a delayed delivery settlement date.
(g) The rate shown is the discount rate.
(h) Illiquid and Restricted. At September 30, 2006, this security amounted to a value of $15,411 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                           PHOENIX INSIGHT FUNDS
                            HIGH YIELD BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS -- 75.6%
ADVERTISING -- 1.5%
Affinion Group, Inc.
    10.125%               10/15/13                   $  750      $   791,250
    11.500%               10/15/15                      280          288,400
                                                                 -----------
                                                                   1,079,650
                                                                 -----------
AEROSPACE & DEFENSE -- 3.0%
Armor Holdings, Inc.
     8.250%               8/15/13                       750          780,000
DRS Technologies, Inc.
     6.625%               2/1/16                        250          246,875
     7.625%               2/1/18                         74           75,480
Esterline Technologies Corp.
     7.750%               6/15/13                       250          253,750
L-3 Communications Corp.
     5.875%               1/15/15                       800          764,000
                                                                 -----------
                                                                   2,120,105
                                                                 -----------
AUTOMOTIVE RETAIL -- 0.7%
Hertz Corp. 144A(b)
     8.875%               1/1/14                        500          526,250

BROADCASTING & CABLE TV -- 6.5%
Charter Communications Holdings
  II LLC/Charter Communications
  Holdings II Capital Corp.
    10.250%               9/15/10                       500          512,500
Charter Communications Operating
  LLC/Charter Communications
  Operating Capital 144A (b)
     8.375%               4/30/14                       750          765,937
Echostar DBS Corp.
     6.625%               10/1/14                       750          715,313
Echostar DBS Corp. 144A (b)
     7.125%               2/1/16                        500          485,625
Mediacom Broadband LLC
     8.500%               10/15/15                    1,000          998,750
PanAmSat Corp. 144A (b)
     9.000%               6/15/16                       340          351,900
Rainbow National Services
  LLC 144A (b)
     8.750%               9/1/12                        750          806,250
                                                                 -----------
                                                                   4,636,275
                                                                 -----------
BUILDING PRODUCTS -- 2.3%
Building Materials Corp.
  of America
     7.750%               8/1/14                        515          459,638
Goodman Global Holdings,
  Inc. Series B (d)
     8.329%               6/15/12                       400          405,500
Ply Gem Industries, Inc.
     9.000%               2/15/12                     1,000          802,500
                                                                 -----------
                                                                   1,667,638
                                                                 -----------
CASINOS & GAMING -- 4.8%
American Real Estate Partners
  LP/American Real Estate Finance Corp. (d)
     8.125%               6/1/12                        700          721,000


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
CASINOS & GAMING (CONTINUED)
AMR Real Estate Partners LP/
  AMR Real Estate Finance Corp.
     7.125%               2/15/13                    $  105      $   105,000
MGM Mirage, Inc.
     6.750%               4/1/13                        625          617,187
OED Corp./ Diamond Jo LLC
     8.750%               4/15/12                     1,500        1,507,500
Seminole Tribe of Florida
  144A (b)
     5.798%               10/1/13                       250          247,275
     6.535%               10/1/20                       250          246,050
                                                                 -----------
                                                                   3,444,012
                                                                 -----------
CATALOG RETAIL -- 0.7%
Harry & David Operations
     9.000%               3/1/13                        500          468,750
COAL & CONSUMABLE FUELS -- 0.7%
Arch Western Finance LLC
     6.750%               7/1/13                        515          496,975
COMMODITY CHEMICALS -- 0.5%
Lyondell Chemical Co.
     8.000%               9/15/14                        85           86,488
     8.250%               9/15/16                       280          285,600
                                                                 -----------
                                                                     372,088
                                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
Dycom Industries, Inc.
     8.125%               10/15/15                      797          808,955

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.4%
Trinity Industries, Inc.
     6.500%               3/15/14                       325          319,313

CONSUMER FINANCE -- 5.3%
Ford Motor Credit Co.
     7.000%               10/1/13                     1,000          927,838
General Motors Acceptance Corp.
     6.750%               12/1/14                     1,250        1,222,201
GMAC LLC
     6.150%               4/5/07                        750          749,236
Residential Capital Corp.
     6.875%               6/30/15                       860          893,316
                                                                 -----------
                                                                   3,792,591
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES -- 1.8%
Sungard Data Systems, Inc.
     9.125%               8/15/13                       500          520,000
Sungard Data Systems, Inc. 144A (b)
    10.250%               8/15/15                       750          776,250
                                                                 -----------
                                                                   1,296,250
                                                                 -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.4%
FTI Consulting, Inc. 144A (b)
     7.750%               10/1/16                       305          309,575

ELECTRIC UTILITIES -- 1.5%
Reliant Energy, Inc.
     9.500%               7/15/13                       500          521,250
     6.750%               12/15/14                      575          549,844
                                                                 -----------
                                                                   1,071,094
                                                                 -----------

                           PHOENIX INSIGHT FUNDS
                            HIGH YIELD BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS -- 1.3%
Tronox Worldwide Finance 144A (b)
     9.500%               12/1/12                    $  925      $   953,906

FOOD RETAIL -- 1.8%
Stater Brothers Holdings
     8.890%               6/15/10                       500          507,500
     8.125%               6/15/12                       750          757,500
                                                                 -----------
                                                                   1,265,000
                                                                 -----------
HEALTH CARE FACILITIES -- 1.0%
US Oncology Holdings, Inc. (d)
    10.320%               3/15/15                       170          174,250
US Oncology, Inc.
    10.750%               8/15/14                       500          550,000
                                                                 -----------
                                                                     724,250
                                                                 -----------
HEALTH CARE SERVICES -- 1.5%
Omnicare, Inc.
     6.875%               12/15/15                    1,060        1,034,825

HOMEBUILDING -- 2.8%
Meritage Homes Corp.
     7.000%               5/1/14                      1,160        1,045,450
Technical Olympic USA, Inc.
     9.000%               7/1/10                        500          478,125
Technical Olympic USA, Inc. 144A (b)
     8.250%               4/1/11                        505          467,756
                                                                 -----------
                                                                   1,991,331
                                                                 -----------
HOTELS, RESORTS & CRUISE LINES -- 0.6%
Intrawest Corp.
     7.500%               10/15/13                      400          431,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
Calpine Corp. 144A (b)(f)
     8.750%               7/15/13                     1,000        1,012,500
TXU Corp. Series P
     5.550%               11/15/14                      200          189,956
                                                                 -----------
                                                                   1,202,456
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES -- 5.6%
Hughes Network Systems LLC 144A (b)
     9.500%               4/15/14                       965          998,775
Qwest Communications International, Inc.
     7.500%               2/15/14                     2,000        2,015,000
Telcordia Technologies, Inc. 144A (b)
    10.000%               3/15/13                     1,000          670,000
Windstream Corp. 144A (b)
     8.125%               8/1/13                        205          218,581
     8.625%               8/1/16                        100          107,500
                                                                 -----------
                                                                   4,009,856
                                                                 -----------
INVESTMENT BANKING & BROKERAGE -- 0.4%
E*trade Financial Corp.
     7.375%               9/15/13                       250          256,875

LIFE & HEALTH INSURANCE -- 0.8%
UnumProvident Finance Co. 144A (b)
     6.850%               11/15/15                      560          575,668


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
METAL & GLASS CONTAINERS -- 2.4% AEP
Industries, Inc.
     7.875%               3/15/13                       885      $   889,425
Owens-Brockway Glass Container, Inc.
     8.875%               2/15/09                       813          839,422
                                                                 -----------
                                                                   1,728,847
                                                                 -----------
MOVIES & ENTERTAINMENT -- 1.2%
WMG Holdings Corp. (d)
     0.000%               12/15/14                    1,100          825,000

OFFICE ELECTRONICS -- 0.7%
Xerox Corp.
     6.750%               2/1/17                        495          504,900

OIL & GAS EQUIPMENT & SERVICES -- 0.4%
GulfMark Offshore, Inc.
     7.750%               7/15/14                       275          277,750

OIL & GAS EXPLORATION & PRODUCTION -- 1.4%
Chesapeake Energy Corp.
     6.625%               1/15/16                     1,000          970,000

OIL & GAS REFINING & MARKETING -- 1.6%
Giant Industries, Inc.
     8.000%               5/15/14                     1,050        1,141,875

OIL & GAS STORAGE & TRANSPORTATION -- 3.8%
Atlas Pipeline Partners
     8.125%               12/15/15                      250          255,625
Ferrellgas Escrow
  LLC/Ferrellgas
  Finance Escrow Corp.
     6.750%               5/1/14                      1,075        1,056,187
Holly Energy Partners LP
     6.250%               3/1/15                        500          465,625
Pacific Energy Partners
  LP/Pacific
  Energy Finance Corp.
     7.125%               6/15/14                       140          143,500
     6.250%               9/15/15                       250          247,500
SemGroup LP 144A (b)
     8.750%               11/15/15                      500          506,875
                                                                 -----------
                                                                   2,675,312
                                                                 -----------
PACKAGED FOODS & MEATS -- 0.7%
Pilgrim's Pride Corp.
     9.625%               9/15/11                       500          527,500

PAPER PACKAGING -- 1.0%
Caraustar Industries, Inc.
     7.375%               6/1/09                        750          708,750

PAPER PRODUCTS -- 2.0%
Exopac Holding Corp. 144A (b)
    11.250%               2/1/14                      1,000        1,030,000
Verso Paper Holdings, Inc.
  LLC 144A (b)(d)
     9.235%               8/1/14                        410          416,150
                                                                 -----------
                                                                   1,446,150
                                                                 -----------
PRECIOUS METALS & MINERALS -- 0.6%
PNA Group, Inc. 144A (b)
    10.750%               9/1/16                        423          436,231

                           PHOENIX INSIGHT FUNDS
                            HIGH YIELD BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

DOMESTIC CORPORATE BONDS (CONTINUED)
PUBLISHING & PRINTING -- 2.0%
Donnelley (R.H.) Corp. Series A-1
     6.875%               1/15/13                    $   95      $    87,163
Donnelley (R.H.) Corp. Series A-2
     6.875%               1/15/13                       190          174,325
Primedia, Inc.
     8.875%               5/15/11                       700          687,750
     8.000%               5/15/13                       500          456,250
                                                                 -----------
                                                                   1,405,488
                                                                 -----------
SPECIALIZED REITS -- 1.9%
Felcor Lodging LP
     8.500%               6/1/11                        600          638,250
Ventas Realty LP/Ventas Capital Corp.
     6.750%               4/1/17                        700          707,875
                                                                 -----------
                                                                   1,346,125
                                                                 -----------
SPECIALTY CHEMICALS -- 0.4%
Chemtura Corp.
     6.875%               6/1/16                        300          297,375

STEEL -- 1.4%
Gibraltar Industries, Inc. Series B
     8.000%               12/1/15                     1,000          995,000

THRIFTS & MORTGAGE FINANCE -- 0.4%
Sovereign Capital Trust VI
     7.908%               6/13/36                       280          308,394

TIRES & RUBBER -- 1.2%
Goodyear Tire & Rubber Co.
     9.000%               7/1/15                        805          821,100

TOBACCO -- 1.1%
Reynolds American, Inc. 144A (b)
     7.300%               7/15/15                       750          770,526

TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Ashtead Capital, Inc. 144A (b)
     9.000%               8/15/16                       260          271,700
H&E Equipment Services 144A (b)
     8.375%               7/15/16                       405          417,150
                                                                 -----------
                                                                     688,850
                                                                 -----------
TRUCKING -- 1.7%
Avis Budget Car Rental LLC 144A (b)
     7.750%               5/15/16                     1,250        1,212,500
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $54,128,602)                                   53,942,861
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c) -- 10.3%
BERMUDA -- 2.3%
Intelsat Bermuda 144A (b)(d)
    11.640%               6/15/13                       155          163,525
Intelsat Bermuda Ltd. 144A (b)
     9.250%               6/15/16                       155          163,719
Intelsat Subsidiary Holding Co. Ltd.
     8.625%               1/15/15                     1,250        1,284,375
                                                                 -----------
                                                                   1,611,619
                                                                 -----------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

FOREIGN CORPORATE BONDS (CONTINUED)
CANADA -- 6.2%
Cascades, Inc.
     7.250%               2/15/13                    $1,065      $ 1,043,700
CHC Helicopter Corp.
     7.375%               5/1/14                        275          260,563
Domtar, Inc.
     7.125%               8/15/15                       670          626,450
Jean Coutu Group (PJC), Inc.
     7.625%               8/1/12                        490          517,562
Norampac, Inc.
     6.750%               6/1/13                        535          508,250
North American Energy Partners, Inc.
     8.750%               12/1/11                       750          751,875
Stratos Global Corp. 144A (b)
     9.875%               2/15/13                       870          743,850
                                                                 -----------
                                                                   4,452,250
                                                                 -----------
UNITED KINGDOM -- 1.8%
Ineos Group Holdings plc 144A (b)
     8.500%               2/15/16                       750          718,125
NTL Cable plc
     9.125%               8/15/16                       538          557,656
                                                                 -----------
                                                                   1,275,781
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $7,404,436)                                     7,339,650
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--85.9%
  (IDENTIFIED COST $61,533,038)                                   61,282,511
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.0%
FEDERAL AGENCY SECURITIES(e) -- 12.0%
FHLB
     4.700%               10/3/06                     8,600        8,598,877
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $8,597,755)                                     8,598,877
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.9%
  (Identified cost $70,130,793)                                   69,881,388(a)

OTHER ASSETS & LIABILITIES, NET -- 2.1%                            1,487,971
                                                                 -----------
NET ASSETS -- 100.0%                                             $71,369,359
                                                                 ===========

---------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $746,733 and gross depreciation of $997,319 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $70,131,974.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $16,262,649 or 22.8% of net assets.

                           PHOENIX INSIGHT BONDS
                            HIGH YIELD BOND FUND
                    SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e) The rate shown is the discount rate.
(f) Security in default.

                           PHOENIX INSIGHT FUNDS
                     INTERMEDIATE GOVERNMENT BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

U.S. GOVERNMENT SECURITIES -- 24.3%
U.S. TREASURY BONDS -- 5.3%
U.S. Treasury Bond
     7.250%               5/15/16                    $  665      $   797,013
     8.750%               8/15/20                       375          523,330
                                                                 -----------
                                                                   1,320,343
                                                                 -----------
U.S. TREASURY NOTES -- 19.0%
U.S. Treasury Note
     4.375%               11/15/08                      860          854,659
     3.500%               8/15/09                     1,000          970,391
     3.875%               7/15/10                       500          487,969
     3.875%               2/15/13                       500          480,254
     4.250%               8/15/15                     2,020        1,965,001
                                                                 -----------
                                                                   4,758,274
                                                                 -----------

TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $6,077,805)                                     6,078,617
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 33.9%
FHLMC 202 (Interest Only)
     6.500%               4/1/29                        118           25,980
First Horizon Home Loan Corp.
     6.500%               5/1/36                        520          529,519
FNMA
     5.780%               11/25/10                    1,548        1,567,450
     5.763%               12/25/11                    2,000        2,069,246
    11.000%               12/1/15                       105          108,913
     5.000%               11/25/17                    1,200        1,171,495
FNMA 97-20 (Interest Only) (b)
     1.840%               3/25/27                     1,066           58,256
GNMA
     9.000%               8/15/09                       141          144,324
     9.000%               5/15/16                         1              879
     9.000%               7/15/17                        11           12,201
     4.776%               2/16/18                       327          327,472
     3.202%               4/16/19                     1,102        1,077,163
     4.020%               12/16/21                      907          885,433
     8.000%               3/15/23                        13           13,371
     7.000%               8/15/23                       117          120,797
     8.000%               11/15/26                      108          114,536
GNMA (Interest Only) (b)
     5.125%               10/20/25                       10           10,264
GNMA 05-9 A
     4.026%               5/16/22                       263          257,640
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $8,826,218)                                     8,494,939
----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 12.6%
FHLB
     5.500%               7/15/36                       480          504,654
FNMA
     5.250%               4/15/07                       750          749,788
     6.250%               2/1/11                        750          784,155
     6.000%               5/15/11                     1,000        1,044,656


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

AGENCY NON-MORTGAGE-BACKED SECURITIES (CONTINUED)
SBA
     6.950%               5/1/07                     $   66      $    65,829

TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $3,041,497)                                     3,149,082
----------------------------------------------------------------------------
AGENCY ASSET BACKED SECURITIES -- 15.0%
ASSET BACKED -- 15.0%
AID-Israel
     5.500%               9/18/23                     1,500        1,561,273
AID-Peru
     9.980%               8/1/08                        680          703,596
Rowan Cos., Inc.
     6.150%               7/1/10                      1,467        1,493,817
                                                                 -----------
                                                                   3,758,686
                                                                 -----------

TOTAL AGENCY ASSET BACKED SECURITIES
  (Identified cost $3,686,498)                                     3,758,686
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.2%
CREDIT CARD ASSET BACKED -- 2.7%
Citibank Credit Card Issuance
  Trust 06-A5, A5
     5.300%               5/20/11                       210          211,837
MBNA Credit Card Master Note
  Trust 05-A7, A7
     4.300%               2/15/11                       480          473,647
                                                                 -----------
                                                                     685,484
                                                                 -----------
HOME EQUITY ASSET BACKED -- 0.5%
Contimortgage Home Equity
  Loan Trust 97-4, A7
     6.630%               9/15/16                       127          125,791

TOTAL ASSET-BACKED SECURITIES
  (Identified cost $819,670)                                         811,275
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 1.8%
Structured Asset Securities Corp.
  98-RF3, AIO 144A(d)
     6.100%               6/15/28                       685           65,108
World Omni Auto Receivables
  Trust 06-B, A3
     5.150%               11/15/10                      380          373,038
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $523,706)                                         438,146
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--90.8%
  (IDENTIFIED COST $22,975,394)                                   22,730,745
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.5%
FEDERAL AGENCY SECURITIES(c) -- 11.2%
FHLMC
     5.155%               10/3/06                     1,000          999,857
     5.160%               10/3/06                     1,800        1,799,742
                                                                 -----------
                                                                   2,799,599
                                                                 -----------

                           PHOENIX INSIGHT FUNDS
                     INTERMEDIATE GOVERNMENT BOND FUND
                          SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


SHORT-TERM INVESTMENTS (CONTINUED)

                                                     Shares         Value
                                                    -------      -----------

MONEY MARKET MUTUAL FUNDS -- 4.3%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio
  (seven-day effective yield 5.08%)                 389,294      $   389,294
JPMorgan Prime Money Market Fund
  (seven day effective yield 5.17%)                 679,001          679,001
                                                                 -----------
                                                                   1,068,295
                                                                 -----------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,867,493)                                     3,867,894
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 106.3%
  (Identified cost $26,842,887)                                   26,598,639(a)

OTHER ASSETS & LIABILITIES, NET -- (6.3%)                         (1,573,091)
                                                                 -----------
NET ASSETS -- 100.0%                                             $25,025,548
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $281,789 and gross depreciation of $531,999 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $ 26,848,849.
(b) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(c) The rate shown is the discount rate.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, this security had a value of $65,108 or 0.3% of net assets.

                           PHOENIX INSIGHT FUNDS
                     INTERMEDIATE TAX-EXEMPT BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS(d) -- 103.3%
ALABAMA -- 7.6%
Alabama Drinking Water Finance
  Authority Series A (AMBAC Insured)
     5.000%               8/15/14                    $2,875      $ 3,042,296
Jefferson County Limited
  Obligation School Warrants Series A
     5.250%               1/1/17                      6,000        6,424,260
     5.500%               1/1/21                      2,415        2,621,676
Marshall County Health Care
  Authority Series A
     6.250%               1/1/22                        770          850,088
Mobile Water & Sewer Commissioners
  (MBIA Insured)
     5.000%               1/1/16                      4,720        5,017,596
                                                                 -----------
                                                                  17,955,916
                                                                 -----------
ALASKA -- 0.4%
Alaska State Sport Fishing
  (CIFG Insured)
     5.000%               4/1/17                      1,000        1,028,030

ARIZONA -- 2.3%
Glendale Water & Sewer
  (FGIC Insured)
     5.500%               7/1/09                      5,000        5,254,950
Maricopa County Unified
  School District No. 41
  Gilbert School Series A
  (FGIC Insured)
     4.500%               7/1/17                        165          173,012
                                                                 -----------
                                                                   5,427,962
                                                                 -----------
ARKANSAS -- 3.0%
City of Springdale
  (FSA Insured)
     5.000%               7/1/20                      6,595        6,980,939

CALIFORNIA -- 7.5%
California Public Works
  (MBIA Insured)
     5.000%               5/1/23                      4,675        4,959,100
California State Department
  of Water Resources Power
  Supply Series A Prerefunded
  5/1/12 @ 101
     5.750%               5/1/17                      5,000        5,609,050
California State Economic
  Recovery Series A
     5.000%               7/1/16                      5,000        5,288,950
City of Lodi  Wastewater
  System Certificates of
  Participation Series A
  (MBIA Insured)
     5.500%               10/1/18                     1,535        1,714,518
                                                                 -----------
                                                                  17,571,618
                                                                 -----------
DELAWARE -- 0.5%
Delaware River & Bay
  Authority Series A
  Prerefunded 1/1/10 @ 101
  (AMBAC Insured)
     5.700%               1/1/19                      1,000        1,074,470

FLORIDA -- 2.8%
Miami-Dade County Educational
  Facilities Authority Series A
  (AMBAC Insured)
     5.750%               4/1/14                      1,000        1,077,750


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
FLORIDA (CONTINUED)
Orlando Capital Improvement
  (MBIA Insured)
     2.000%               10/1/06                    $  570      $   570,000
Sunshine State,  Governmental
  Financing Commission (AMBAC Insured) (c)
     1.250%               7/1/16                      5,000        5,000,000
                                                                 -----------
                                                                   6,647,750
                                                                 -----------
GEORGIA -- 3.6%
College Park Business &
  Industrial Development
  Authority (AMBAC Insured)
     5.500%               9/1/09                      1,855        1,956,672
Fayette County Public
  Facilities Authority
  Criminal Justice Center
  Prerefunded 6/1/10 @ 101
     6.000%               6/1/16                      1,500        1,638,690
     6.250%               6/1/17                      1,000        1,100,960
Fulton County Water and Sewer (FGIC Insured)
     5.000%               1/1/18                      3,610        3,867,646
                                                                 -----------
                                                                   8,563,968
                                                                 -----------
ILLINOIS -- 13.5%
Development Finance Authority
  DePaul University Series C
     5.625%               10/1/20                     1,000        1,093,760
Educational Facilities
  Authority University of
  Chicago Series A
     5.250%               7/1/22                      3,000        3,230,520
Health Facilities Authority
  Advocate Health Care Network
  Prerefunded 11/15/10 @ 100
     6.250%               11/15/14                    2,500        2,757,150
     6.375%               11/15/15                    1,580        1,750,008
Health Facilities Authority
  Condell Medical Center
     6.000%               5/15/10                     1,085        1,114,534
Health Facilities Authority
  Elmhurst Memorial Healthcare
     6.250%               1/1/17                      5,000        5,589,250
Illinois State Toll Highway
  Authority Series A-1 (FSA Insured)
     5.000%               1/1/24                     10,000       10,683,100
O'Hare International Airport
  Third Lien - Series A
  (MBIA Insured)
     5.250%               1/1/26                      1,500        1,621,890
University of Illinois
  (MBIA Insured)
     5.000%               4/1/22                      3,500        3,751,300
                                                                 -----------
                                                                  31,591,512
                                                                 -----------
INDIANA -- 4.0%
City of Anderson Economic
  Development Authority
     5.000%               10/1/07                     1,010        1,020,898
     5.000%               10/1/08                     1,015        1,031,128

                           PHOENIX INSIGHT FUNDS
                     INTERMEDIATE TAX-EXEMPT BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana University
  (AMBAC Insured)
     5.250%               11/15/17                   $1,055      $ 1,159,361
Indiana University
  (Student Fee) Series M
  Prerefunded 8/1/09 @ 101
     6.000%               8/1/14                      3,170        3,403,756
Indiana University Series Q
  (AMBAC Insured)
     5.000%               8/1/18                      1,000        1,076,320
Purdue University Student
  Facilities Series B
     5.000%               7/1/29                      1,750        1,819,877
                                                                 -----------
                                                                   9,511,340
                                                                 -----------
LOUISIANA -- 0.9%
Louisiana State (CGIF Insured)
     5.000%               7/15/15                     1,000        1,081,840
     5.000%               7/15/19                     1,000        1,078,550
                                                                 -----------
                                                                   2,160,390
                                                                 -----------
MAINE -- 0.5%
Maine Health & Higher
  Educational Facilities
  Authority (FSA Insured)
     5.000%               7/1/20                      1,000        1,075,780

MARYLAND -- 1.2%
Baltimore Convention Center
  Hotel Series A (XLCA Insured)
     5.250%               9/1/23                      2,500        2,751,325

MASSACHUSETTS -- 6.9%
City of Lowell Prerefunded
  2/15/10 @ 101 (FGIC Insured)
     6.000%               2/15/15                     1,070        1,162,245
City of Sterling (FGIC Insured)
     6.000%               2/15/18                     1,000        1,086,210
Massachusetts Health &
  Educational Facilities
  Authority Series C
     6.000%               7/1/16                      1,000        1,105,690
Massachusetts State Series A
  (FSA Insured)
     5.000%               3/1/20                      5,000        5,364,950
Massachusetts State Series B
  Prerefunded 6/1/10 @ 100
     6.000%               6/1/15                      2,000        2,167,320
     6.000%               6/1/16                      5,000        5,418,300
                                                                 -----------
                                                                  16,304,715
                                                                 -----------
MICHIGAN -- 5.6%
Detroit Water Supply System
  Lien A (FSA Insured)
     5.000%               7/1/21                      5,000        5,366,400
Forest Hills Public Schools
  (Q-SBLF Insured)
     5.000%               5/1/19                      5,000        5,359,800


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Michigan State Hospital
  Finance Authority Chelsea
  Community Hospital
     5.000%               5/15/12                    $2,380      $ 2,391,591
                                                                 -----------
                                                                  13,117,791
                                                                 -----------
MINNESOTA -- 0.5%
City of St. Cloud Health
  Care Series A (FSA Insured)
     5.500%               5/1/15                      1,080        1,149,865

MISSOURI -- 4.4%
Health & Educational
  Facilities Authority
  St. Anthony's Medical Center (b)
     6.000%               12/1/06                     1,445        1,450,635
     6.250%               12/1/09                     1,725        1,861,827
North Kansas City School
  District No. 74
     5.000%               3/1/19                      2,390        2,593,891
State Highways & Transportation
  Authority First Lien Series A
     5.000%               5/1/16                      4,000        4,362,000
                                                                 -----------
                                                                  10,268,353
                                                                 -----------
NEW HAMPSHIRE -- 1.7%
Health & Educational Facilities
  Authority Concord Hospital
  (FSA Insured)
     5.500%               10/1/21                     1,000        1,085,390
Nashua Capital Improvements Series A
     5.500%               7/15/16                     1,155        1,276,783
     5.500%               7/15/18                     1,500        1,655,685
                                                                 -----------
                                                                   4,017,858
                                                                 -----------
NEW JERSEY -- 6.4%
Essex County Improvement
  Authority  Correctional
  Facilities Project
  Prerefunded 10/1/10 @ 100 (FGIC
Insured)
     5.750%               10/1/13                     2,000        2,163,180
New Jersey Economic
  Development Authority
  School Facilities
     5.250%               3/1/21                      5,000        5,427,500
New Jersey Transportation
  Authority Trust Fund
  Series C Prerefunded
  6/15/15 @ 100
  (MBIA Insured)
     5.250%               6/15/19                     1,750        1,950,060
New Jersey Transportation
  Authority Trust Fund
  Series A
     5.250%               12/15/19                    1,000        1,118,420
New Jersey Transportation
  Authority Trust Fund
  Series B Prerefunded
  12/15/11@100 (MBIA Insured)
     6.000%               12/15/18                    4,000        4,459,120
                                                                 -----------
                                                                  15,118,280
                                                                 -----------

                           PHOENIX INSIGHT FUNDS
                     INTERMEDIATE TAX-EXEMPT BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
NEW YORK -- 6.8%
Metropolitan Transportation
  Authority Series A
  Prerefunded
  4/1/10 @ 100
  (FGIC Insured)
     6.125%               4/1/16                     $3,000      $ 3,257,730
New York City Industrial
  Development Agency Queens
  Baseball Stadium Project
  (AMBAC Insured)
     5.000%               1/1/18                      1,000        1,085,930
     5.000%               1/1/20                      1,000        1,079,810
     5.000%               1/1/26                      2,000        2,137,100
New York City Industrial
  Development Agency Yankee
  Stadium Project
  (MBIA Insured)
     4.000%               3/1/15                      1,000        1,020,760
New York State Environmental
  Facilities Corp. Series C
     5.000%               10/15/19                    2,000        2,174,240
New York State Thruway
  Authority Series A
  (AMBAC Insured)
     5.000%               3/15/22                     4,975        5,296,783
                                                                 -----------
                                                                  16,052,353
                                                                 -----------
OHIO -- 11.6%
Cuyahoga County Capital
  Improvement Prerefunded 12/1/10 @ 100
     5.750%               12/1/15                     4,000        4,330,800
Cuyahoga County Metrohealth
  System Project Prerefunded
  2/15/09 @ 101
     6.150%               2/15/29                     5,000        5,335,650
Cuyahoga County Metrohealth
  System Project Series A
  (MBIA Insured)
     5.500%               2/15/12                     1,000        1,086,290
Franklin County Development
  American Chemical Society
  Project
     5.500%               10/1/12                     4,600        4,846,882
Franklin County Online
  Computer Library Center
     5.000%               4/15/11                     1,415        1,469,520
Hamilton County Sales Tax
  Subseries B (AMBAC Insured)
     5.750%               12/1/17                     4,000        4,309,960
Ohio State Higher Educational
  Facility Commission John
  Carroll University Project
     4.750%               11/15/11                      245          256,760
Plain Local School District
  (FGIC insured)
     6.000%               12/1/20                       930        1,018,620
Plain Local School District
  Prerefunded 6/1/11 @ 100
  (FGIC Insured)
     6.000%               6/1/11                      4,070        4,492,588
                                                                 -----------
                                                                  27,147,070
                                                                 -----------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
PENNSYLVANIA -- 3.6%
Delaware River Port Authority
  of Pennsylvania & New Jersey
  (FSA Insured)
     5.750%               1/1/15                     $1,000      $ 1,064,850
     6.000%               1/1/17                      5,500        5,905,350
Pottsville Hospital Authority
  (Ascension Health Credit)
  Series A (AMBAC Insured)
     5.200%               11/15/09                    1,335        1,396,530
                                                                 -----------
                                                                   8,366,730
                                                                 -----------
PUERTO RICO -- 0.5%
Puerto Rico Housing Finance
  Authority (HUD Insured)
     5.000%               12/1/16                     1,000        1,058,920

SOUTH CAROLINA -- 1.7%
Lexington One School
  Facilities Corp.
     5.250%               12/1/25                     1,000        1,067,330
Medical University Hospital
  Authority Series A
  (MBIA Insured)
     5.250%               2/15/24                     2,775        2,974,051
                                                                 -----------
                                                                   4,041,381
                                                                 -----------
TEXAS -- 4.8%
Amarillo Independent School
  District (PSF Guaranteed)
     5.250%               2/1/22                        915          997,963
Harris County Improvement
  District No. 1 (AMBAC
  Insured)
     5.650%               9/1/19                        540          569,068
State Transportation
  Commission Mobility Fund
     5.000%               4/1/24                      4,000        4,258,040
Texas State Transportation
  Commission Mobility Fund
     5.000%               4/1/17                      2,000        2,173,120
     5.000%               4/1/18                      2,250        2,433,645
Texas Tech University
     5.000%               2/15/25                       750          797,813
                                                                 -----------
                                                                  11,229,649
                                                                 -----------
VIRGINIA -- 1.0%
Norfolk Water System (MBIA Insured)
     5.875%               11/1/15                     2,300        2,326,611
----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
  (Identified cost $232,615,738)                                 242,540,576
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--103.3%
  (IDENTIFIED COST $232,615,738)                                 242,540,576
----------------------------------------------------------------------------

                           PHOENIX INSIGHT FUNDS
                     INTERMEDIATE TAX-EXEMPT BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


                                                     Shares        Value
                                                    -------     -----------

SHORT-TERM INVESTMENTS -- 0.2%
MONEY MARKET MUTUAL FUNDS -- 0.2%
AIM Tax-Free Investment Co. Cash Reserve
  Portfolio (seven day effective
  yield 3.46%)                                      384,499     $    384,499
Goldman Sachs Financial Square Tax-Exempt
  Money Market Portfolio (seven day
  effective yield 3.52%)                            154,642          154,642
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $539,141)                                         539,141
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 103.5%
  (Identified cost $233,154,879)                                 243,079,717(a)
OTHER ASSETS & LIABILITIES, NET -- (3.5%)                         (8,205,056)
                                                                ------------
NET ASSETS -- 100.0%                                            $234,874,661
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,950,410 and gross depreciation of $25,572 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $233,154,879.
(b) Escrowed to maturity.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) At September 30, 2006, 58% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FSA 16%, MBIA 13%, AMBAC 13%, and FGIC 10%.

                           PHOENIX INSIGHT FUNDS
                        SHORT/INTERMEDIATE BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

U.S. GOVERNMENT SECURITIES(c) -- 8.0%
U.S. TREASURY BOND -- 1.7%
U.S. Treasury Bond
    11.250%               2/15/15                    $3,006      $ 4,372,086
U.S. TREASURY NOTES -- 6.3%
     6.000%               8/15/09                     3,540        3,669,291
     3.500%               2/15/10                       725          700,106
     4.000%               4/15/10                       680          666,905
     3.875%               7/15/10                     1,000          975,938
     3.875%               2/15/13                     6,470        6,214,487
     4.250%               8/15/15                     4,060        3,949,458
                                                                 -----------
                                                                  16,176,185
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $20,579,508)                                   20,548,271
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 13.6%
FHLMC
     7.000%               10/15/07                      694          692,973
     4.500%               8/15/14                     4,000        3,950,783
     5.000%               10/15/17                    5,105        4,998,282
     4.500%               3/15/19                     3,741        3,536,366
     5.500%               8/15/24                     1,330        1,323,395
     5.500%               9/15/25                     1,284        1,287,424
     5.500%               10/15/25                    1,286        1,288,729
FNMA
     5.500%               3/15/11                     3,900        3,991,775
     6.000%               11/25/15                      206          205,644
     6.000%               5/1/16                        553          561,643
    10.500%               12/1/16                         3            2,865
     5.000%               11/25/17                    1,000          976,246
     5.000%               5/1/18                        600          591,385
     5.000%               5/25/18                     1,500        1,461,712
     5.000%               8/1/18                      2,161        2,128,955
     4.500%               5/1/19                      3,592        3,470,635
     9.000%               3/1/25                          7            7,668
     9.000%               7/1/25                         40           43,959
     9.000%               10/1/25                         2            1,760
FNMA 93-197 (d)
     6.816%               10/25/08                      196          198,147
FNMA 97-20 (Interest Only) (d)
     1.840%               3/25/27                     3,021          165,022
FNMA 97-70 (Principal Only)
     0.000%               4/25/22                       429          356,760
GNMA
     9.000%               8/15/09                         8            7,817
     3.648%               9/16/17                     1,632        1,592,752
     7.000%               6/15/23                        54           55,658
     7.000%               7/15/23                        25           25,994
     7.000%               9/15/23                        81           83,928
     7.000%               1/15/24                        40           41,147
     7.000%               5/15/24                        28           29,199
     7.000%               9/15/24                        51           52,587
     7.000%               7/15/25                        76           77,843


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
GNMA 04-108 C (d)
     5.039%               12/16/32                   $1,905      $ 1,857,645
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $35,581,588)                                   35,066,698
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 11.7%
Bank One Issuance Trust
  03-C1
     4.540%               9/15/10                     2,000        1,978,459
Capital One Multi-Asset
  Execution Trust 04-C1
     3.400%               11/16/09                    2,700        2,682,628
Capital One Multi-Asset
  Execution Trust 05-A2
     4.050%               2/15/11                     2,800        2,757,711
Citibank Credit Card
  Issuance Trust 03-A6
     2.900%               5/17/10                     3,000        2,897,725
Citibank Credit Card
  Issuance Trust 05-B1
     4.400%               9/15/10                     1,770        1,743,803
Citibank Credit Card
  Issuance Trust 06-A5, A5
     5.300%               5/20/11                     3,080        3,106,950
Countrywide Asset-Backed
  Certificates 06-1, AF2 (d)
     5.281%               2/25/36                     2,700        2,684,950
First National Master
  Note Trust 03-2B
     3.080%               4/15/09                     3,000        2,991,428
Ford Credit Auto Owner
   Trust 06-A, A4
     5.070%               12/15/10                    2,370        2,370,084
MBNA Credit Card Master
  Note Trust 05-A7, A7
     4.300%               2/15/11                     2,100        2,072,204
Providian Gateway Master
  Trust 04-DA 144A (b)
     3.350%               9/15/11                     2,480        2,434,663
Volkswagen Auto Lease
  Trust 05-A,  A4
     3.940%               10/20/10                    1,000          987,732
Volkswagen Auto Loan
  Enhanced Trust 03-2,  A4
     2.940%               3/22/10                     1,627        1,602,131
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $30,560,815)                                   30,310,468
----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 3.0%
FHLB
     5.625%               6/13/16                       395          407,197
FHLMC
     4.200%               12/28/07                    7,400        7,323,040
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $7,794,998)                                     7,730,237
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS -- 42.9%
AEROSPACE & DEFENSE -- 0.5%
Boeing Capital Corp.
     6.500%               2/15/12                     1,270        1,346,695

                           PHOENIX INSIGHT FUNDS
                        SHORT/INTERMEDIATE BOND FUND
                    SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
AEROSPACE & DEFENSE (CONTINUED)
AUTOMOBILE MANUFACTURERS -- 0.4%
DaimlerChrysler NA Holding Corp.
     5.875%               3/15/11                    $1,000      $ 1,001,314

AUTOMOTIVE RETAIL -- 0.7%
CSX Corp.
     6.750%               3/15/11                     1,780        1,878,122

BROADCASTING & CABLE TV -- 0.5%
Comcast Corp.
     6.500%               1/15/17                     1,140        1,189,979

COMMUNICATIONS EQUIPMENT -- 0.4%
Cisco Systems, Inc.
     5.250%               2/22/11                     1,050        1,054,419

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.3%
John Deere Capital Corp.
     5.100%               1/15/13                       750          741,471

CONSUMER FINANCE -- 2.8%
American General Finance Corp.
     5.400%               12/1/15                     1,320        1,306,862
Capital One Bank
     4.250%               12/1/08                     1,000          978,192
Capital One Financial Corp.
     6.150%               9/1/16                        980          991,626
General Electric Capital Corp.
     4.875%               3/4/15                        230          224,011
Household Finance Corp.
     6.375%               10/15/11                    1,850        1,933,679
     4.750%               7/15/13                       465          449,121
Residential Capital Corp.
     6.375%               6/30/10                     1,360        1,376,018
                                                                ------------
                                                                   7,259,509
                                                                ------------
DEPARTMENT STORES -- 1.3%
Kohl's Corp.
     6.300%               3/1/11                      3,225        3,343,709

DIVERSIFIED BANKS -- 2.0%
Bank of America Corp.
     6.250%               4/15/12                     1,065        1,117,661
Bank One Corp.
     7.875%               8/1/10                      1,400        1,526,375
Wells Fargo & Co.
     5.300%               8/26/11                     2,600        2,617,366
                                                                ------------
                                                                   5,261,402
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.6%
International Lease Finance Corp.
     5.625%               9/20/13                     1,480        1,489,370

ELECTRIC UTILITIES -- 2.0%
PECO Energy Co.
     3.500%               5/1/08                      2,330        2,267,384
Southern Co. Capital Funding Corp.
     5.300%               2/1/07                      3,000        2,994,477
                                                                ------------
                                                                   5,261,861
                                                                ------------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
FOOD RETAIL -- 1.0%
Kroger Co. (The)
     6.800%               4/1/11                     $2,565      $ 2,682,636

HOMEBUILDING -- 0.9%
Centex Corp.
     4.750%               1/15/08                     1,500        1,486,606
     4.550%               11/1/10                       800          766,929
                                                                ------------
                                                                   2,253,535
                                                                ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc.
     6.125%               9/1/09                      1,000        1,022,529

INDUSTRIAL CONGLOMERATES -- 1.3%
General Electric Capital Corp.
     4.125%               9/1/09                        360          351,155
Siemans Financieringsmat (Germany)144A (b)
     5.500%               2/16/12                     3,000        3,036,012
                                                                ------------
                                                                   3,387,167
                                                                ------------
INTEGRATED OIL & GAS -- 2.8%
ChevronTexaco Capital Corp.
     3.375%               2/15/08                     2,215        2,161,362
Conoco Funding Co.
     6.350%               10/15/11                    2,305        2,424,173
Marathon Oil Corp.
     5.375%               6/1/07                      2,500        2,501,320
                                                                ------------
                                                                   7,086,855
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.4%
BellSouth Corp.
     4.200%               9/15/09                     1,100        1,066,858
     4.750%               11/15/12                    1,600        1,526,409
Verizon Global Funding Corp.
     7.250%               12/1/10                     1,250        1,340,789
Verizon Wireless Capital LLC
     5.375%               12/15/06                    2,300        2,299,179
                                                                ------------
                                                                   6,233,235
                                                                ------------
INVESTMENT BANKING & BROKERAGE -- 2.1%
Lehman Brothers Holdings, Inc.
     7.000%               2/1/08                        565          576,741
     4.250%               1/27/10                     1,745        1,694,338
Merrill Lynch & Co., Inc.
     3.700%               4/21/08                       400          391,275
     4.125%               9/10/09                     1,475        1,432,247
Morgan Stanley
     3.875%               1/15/09                       400          389,276
     4.000%               1/15/10                     1,000          965,033
                                                                ------------
                                                                   5,448,910
                                                                ------------
LIFE & HEALTH INSURANCE -- 0.9%
John Hancock Financial Services Corp.
     5.625%               12/1/08                     2,320        2,341,692

                           PHOENIX INSIGHT FUNDS
                        SHORT/INTERMEDIATE BOND FUND
                    SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
MANAGED HEALTH CARE -- 0.8%
UnitedHealth Group, Inc.
     5.375%               3/15/16                    $1,200      $ 1,187,282
Wellpoint, Inc.
     5.250%               1/15/16                     1,000          979,798
                                                                ------------
                                                                   2,167,080
                                                                ------------
MOVIES & ENTERTAINMENT -- 1.2%
Disney Walt Co. (The)
     5.625%               9/15/16                       935          941,679
Time Warner, Inc.
     7.250%               10/15/17                    1,955        2,110,219
                                                                ------------
                                                                   3,051,898
                                                                ------------
MULTI-UTILITIES -- 2.4%
Consolidated Edison, Inc.
     3.625%               8/1/08                      1,285        1,249,060
     5.500%               9/15/16                     2,165        2,171,010
Duke Energy Field Services LLC
     7.875%               8/16/10                     1,380        1,493,679
Pacific Gas & Electric Co.
     4.200%               3/1/11                      1,200        1,150,980
                                                                ------------
                                                                   6,064,729
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
Anadarko Finance Co.
     6.750%               5/1/11                      1,550        1,630,219

OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.5%
American Express Credit Corp.
     3.000%               5/16/08                     2,615        2,527,594
Bank of America Corp.
     5.250%               2/1/07                      2,000        1,998,654
Citigroup, Inc.
     5.850%               7/2/13                      2,000        2,066,070
JPMorgan Chase & Co.
     3.800%               10/2/09                       480          462,616
     5.125%               9/15/14                     1,920        1,882,729
                                                                ------------
                                                                   8,937,663
                                                                ------------
PACKAGED FOODS & MEATS -- 0.6%
Kellogg Co. Series B
     6.600%               4/1/11                      1,500        1,578,253

PHARMACEUTICALS -- 1.4%
Abbott Laboratories
     5.875%               5/15/16                     2,300        2,382,680
Schering-Plough Corp.
     5.550%               12/1/13                     1,135        1,138,695
                                                                ------------
                                                                   3,521,375
                                                                ------------
PROPERTY & CASUALTY INSURANCE -- 0.6%
Allstate Life Global Funding Trust
     4.500%               5/29/09                     1,500        1,475,160

PUBLISHING & PRINTING -- 0.4%
News America, Inc.
     6.625%               1/9/08                      1,120        1,137,910


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
RAILROADS -- 0.3%
Burlington Northern Santa Fe Corp.
     6.750%               7/15/11                    $  690      $   731,991

REGIONAL BANKS -- 0.7%
Union Planters Corp.
     7.750%               3/1/11                      1,750        1,915,506

REINSURANCE -- 0.4%
CRH America, Inc.
     5.625%               9/30/11                     1,000        1,001,002

RESIDENTIAL REIT'S -- 1.0%
AvalonBay Communities, Inc.
     5.750%               9/15/16                     2,425        2,449,184

RETAIL REIT's -- 1.9%
Simon Property Group LP
     4.600%               6/15/10                     1,500        1,463,757
     5.750%               5/1/12                        445          451,390
SLM Corp.
     4.500%               7/26/10                     3,000        2,921,106
                                                                ------------
                                                                   4,836,253
                                                                ------------
SOFT DRINKS -- 0.6%
PepsiCo, Inc.
     3.200%               5/15/07                     1,650        1,628,106

SPECIALIZED FINANCE -- 0.9%
CIT Group, Inc.
     3.375%               4/1/09                      1,620        1,552,432
     5.000%               2/13/14                       710          686,359
                                                                ------------
                                                                   2,238,791
                                                                ------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Countrywide Home Loan, Inc.
     4.125%               9/15/09                     2,965        2,872,326
Washington Mutual, Inc.
     5.000%               3/22/12                     1,325        1,295,250
                                                                ------------
                                                                   4,167,576
                                                                ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Sprint Capital Corp.
     7.625%               1/30/11                     1,655        1,781,957
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $111,431,731)                                 110,599,063
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 15.5%
Adjustable Rate Mortgage
  Trust 05-11,  2A42 (d)
     5.355%               2/25/36                     4,075        4,129,659
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-T22, A4 (d)
     5.634%               4/12/38                     2,275        2,314,466
DLJ Commercial Mortgage
  Corp. 98-CF2,  A1A
     5.880%               11/12/31                       27           26,807
DLJ Mortgage Acceptance
  Corp. 96-M, 1 144A (b)(d)(e)
     0.000%               11/28/11                       42           34,603

                           PHOENIX INSIGHT FUNDS
                        SHORT/INTERMEDIATE BOND FUND
                    SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
GMAC Mortgage Corp. Loan
  Trust 05-AR3, 3A3 (d)
     4.858%               6/19/35                    $1,948      $ 1,931,532
GSR Mortgage Loan Trust
  04 -10F, 1A1
     4.500%               8/25/19                     1,738        1,711,952
LB-UBS Commercial Mortgage
  Trust 00-C4, A1
     7.180%               9/15/19                       289          289,474
LB-UBS Commercial Mortgage
  Trust 01-C2, A1
     6.270%               6/15/20                     1,271        1,288,078
LB-UBS Commercial Mortgage
  Trust 05-C2, A2
     4.821%               4/15/30                     2,600        2,571,832
LB-UBS Commercial Mortgage
  Trust 05-C5, A3
     4.964%               9/15/30                       797          787,257
Lehman XS Net Interest Margin
  Notes 06-GP1 A1 (b)
     6.250%               5/28/46                     2,117        2,116,196
Morgan Stanley Capital I
  06-T23, A2 (d)
     5.914%               8/12/41                     1,770        1,817,292
Morgan Stanley Capital I
  98-WF2, A2
     6.540%               7/15/30                     1,730        1,755,792
Morgan Stanley Mortgage
  Loan Trust 06-7, 5A2 (d)
     5.962%               6/25/36                     1,800        1,804,078
Origen Manufactured Housing
  Contract Trust 04-B,  A1
     2.870%               6/15/13                        23           22,720
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5 (d)
     6.920%               4/25/31                     1,106        1,102,390
Structured Asset Securities
  Corp. 03-34A, 6A (d)
     5.139%               11/25/33                    2,467        2,438,930
Structured Asset Securities
  Corp. 04-5H,  A2
     4.430%               12/25/33                    2,394        2,369,973
Structured Asset Securities
  Corp. 05-2XS, 2A2 (d)
     5.150%               2/25/35                     1,538        1,508,275
Structured Asset Securities
  Corp. 05-4XS,  3A2
     4.270%               3/25/35                     3,555        3,480,442
Structured Asset Securities
  Corp. 98-RF3, AIO 144A (b)
     6.100%               6/15/28                     1,725          163,873
WaMu Alternative Mortgage
  Pass-Through Certificates
  05-6, 2A7
     5.500%               8/25/35                     2,720        2,711,830


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Wells Fargo Mortgage Backed
  Securities 05-AR10, 2A19 (d)
     3.499%               6/25/35                    $3,852      $ 3,774,014
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $40,648,261)                                   40,151,465
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c) -- 1.3%
BERMUDA -- 0.5%
Scottish Power plc
     5.375%               3/15/15                     1,350        1,323,247

UNITED KINGDOM -- 0.8%
Vodafone Group plc
     7.750%               2/15/10                     1,830        1,963,751
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,374,725)                                     3,286,998
----------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES -- 1.3%
CANADA -- 0.9%
Province of Ontario
     3.375%               1/15/08                     2,445        2,391,188

ITALY -- 0.4%
Republic of Italy
     3.750%               12/14/07                    1,065        1,049,074
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $3,508,503)                                     3,440,262
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
  (IDENTIFIED COST $253,480,129)                                 251,133,462
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
COMMERCIAL PAPER -- 0.9%
Jupiter Securitization Corp.
     5.280%               10/11/06                    1,000          998,680
Thames Asset Global
  Securitization, Inc.
     5.300%               10/4/06                     1,436        1,435,577
                                                                ------------
                                                                   2,434,257
                                                                ------------


                                                   Shares
                                                  ---------

MONEY MARKET MUTUAL FUNDS -- 0.7%
Goldman Sachs Financial Square Money
  Market Portfolio (seven day effective
  yield 5.21%)                                    1,522,737        1,522,737
JPMorgan Prime Money Market Fund
  (seven day effective yield 5.17%)                 241,452          241,452
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,198,088)                                     4,198,446
----------------------------------------------------------------------------

                           PHOENIX INSIGHT FUNDS
                        SHORT/INTERMEDIATE BOND FUND
                    SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


TOTAL INVESTMENTS -- 98.9%
  (Identified cost $257,678,217)                                 255,331,908(a)

OTHER ASSETS & LIABILITIES, NET -- 1.1%                            2,712,952
                                                                ------------
NET ASSETS -- 100.0%                                            $258,044,860
                                                                ============


---------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,396,467 and gross depreciation of $3,784,068 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $257,719,509.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $5,505,278 or 2.1% of net assets.
(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e) Illiquid and restricted security. At September 30, 2006, these securities amounted to a value of $34,603 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                           PHOENIX INSIGHT FUNDS
                            TAX-EXEMPT BOND FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS -- 106.4%
ALABAMA -- 3.4%
Jefferson County Limited
  Obligation School Warrants
  Series A
     5.250%               1/1/17                     $3,000      $ 3,212,130
University of Alabama Hospital
  Series A, Prerefunded
  9/1/10 @101 (MBIA Insured)
     5.625%               9/1/16                        500          542,080
                                                                ------------
                                                                   3,754,210
                                                                ------------
ARKANSAS -- 2.4%
City of Springdale (FSA Insured)
     5.000%               7/1/19                      2,500        2,653,900

COLORADO -- 1.2%
Douglas County School District
  No. 1 (FGIC Insured)
     5.750%               12/15/18                    1,000        1,136,180
State Public Highway Authority
  Series B  E-470 (MBIA Insured)
     0.000%               9/1/29                        665          210,439
                                                                ------------
                                                                   1,346,619
                                                                ------------
CONNECTICUT -- 2.7%
State Health & Educational
  Facility Authority (Yale
  University) Series V-2 (c)
     3.720%               7/1/36                      3,000        3,000,000

FLORIDA -- 2.8%
Miami-Dade County Expressway
  Authority Toll System
  (FGIC Insured)
     6.000%               7/1/14                      1,000        1,090,900
Sunshine State,  Governmental
  Financing Commission
  (AMBAC Insured) (c)
     3.780%               7/1/16                      2,000        2,000,000
                                                                ------------
                                                                   3,090,900
                                                                ------------
GEORGIA -- 2.9%
Atlanta Development Authority
  Student Housing (Piedmont/Ellis
  LLC Project) Series A (XLCA
  Insured)
     5.000%               9/1/25                        975        1,033,919
Chatham County Hospital
  Authority (Memorial Health
  Medical Center) Series A
     6.125%               1/1/24                      1,025        1,112,771
Forsyth County School
  District  Prerefunded
  2/1/10 @ 102
     6.000%               2/1/14                      1,000        1,092,610
                                                                ------------
                                                                   3,239,300
                                                                ------------
IDAHO -- 1.0%
Idaho Housing & Finance
  Association Highway Trust
  (MBIA Insured)
     5.000%               7/15/21                     1,000        1,081,070

ILLINOIS -- 13.4%
O'Hare International Airport
  Third Lien - Series A
  (MBIA Insured)
     5.250%               1/1/26                      1,500        1,621,890


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
ILLINOIS (CONTINUED)
State Finance Authority
  (University of Chicago)
  Series A
     5.000%               7/1/26                     $1,000      $ 1,053,020
State Highway Authority
  Series A-1 (FSA Insured)
     5.000%               1/1/21                      4,750        5,109,955
State of Illinois First
  Series- Prerefunded
  1/1/10 @ 100 (FGIC
  Insured)
     6.125%               1/1/16                      5,000        5,392,250
University of Illinois
  (MBIA Insured)
     5.000%               4/1/22                      1,500        1,607,700
                                                                ------------
                                                                  14,784,815
                                                                ------------
LOUISIANA -- 2.9%
State of Louisiana Series B
  (CIFG Insured)
     5.000%               7/15/18                     3,000        3,245,730

MAINE -- 1.9%
State Health & Higher Education
  Facilities Authority Series F
  (FSA Insured)
     5.000%               7/1/21                      1,000        1,073,280
     5.000%               7/1/22                      1,000        1,070,790
                                                                ------------
                                                                   2,144,070
                                                                ------------
MARYLAND -- 2.0%
Baltimore Convention Center
  Series A (XLCA Insured)
     5.250%               9/1/22                      2,000        2,202,780

MASSACHUSETTS -- 11.7%
City of Pittsfield (MBIA
  Insured)
     5.000%               4/15/19                     1,000        1,070,040
City of Springfield
  Prerefunded 10/1/09 @101
  (FSA Insured)
     6.250%               10/1/19                     5,000        5,429,400
State of Massachusetts
  Series A (FSA Insured)
     5.000%               3/1/23                      3,000        3,199,080
State of Massachusetts
  Series B Prerefunded
  6/1/10 @ 100
     6.000%               6/1/14                      3,000        3,245,640
                                                                ------------
                                                                  12,944,160
                                                                ------------
MICHIGAN -- 3.1%
Armada Area Schools (MBIA,
  Q-SBLF Guaranteed)
     5.000%               5/1/26                        350          369,201
State Hospital Finance
  Authority (Chelsea
  Community Hospital)
     5.375%               5/15/19                     3,000        3,044,520
                                                                ------------
                                                                   3,413,721
                                                                ------------
MINNESOTA -- 3.5%
St. Cloud Health Care -St.
  Cloud Hospital Group A
  (FSA Insured)
     6.250%               5/1/19                      3,530        3,855,960

                           PHOENIX INSIGHT FUNDS
                            TAX-EXEMPT BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
MISSISSIPPI -- 4.8%
Mississippi Development Bank
     5.000%               1/1/21                     $5,000      $ 5,345,650

MISSOURI -- 5.0%
State Health & Educational
  Facilities (St. Anthony's
  Medical Center) Prerefunded
  12/1/10 @ 101
     6.125%               12/1/19                     2,000        2,211,360
     6.250%               12/1/30                     1,000        1,110,470
State Highways & Transportation
  Authority First Lien Series A
     5.000%               5/1/18                      2,000        2,181,000
                                                                ------------
                                                                   5,502,830
                                                                ------------
NEBRASKA -- 4.6%
University of Nebraska
  Facilities (AMBAC Insured)
     5.000%               7/15/20                     4,750        5,131,092

NEW HAMPSHIRE -- 0.7%
Health & Educational Facilities
  Authority (Exeter Project)
     6.000%               10/1/24                       750          824,850

NEW JERSEY -- 9.0%
Economic Development Authority
  (School Facilities Construction)
  Series P
     5.250%               9/1/19                      1,855        2,033,099
Transportation Authority Trust
  Fund Series C Prerefunded
  6/15/13 @ 100
     5.500%               6/15/24                     4,000        4,443,440
Transportation Authority
  Trust Fund Series A
     5.500%               12/15/21                    3,000        3,456,600
                                                                ------------
                                                                   9,933,139
                                                                ------------
NEW YORK -- 1.0%
New York City Industrial
  Development Agency (Queens
  Baseball Stadium Project)
  (AMBAC Insured)
     5.000%               1/1/31                      1,000        1,060,840

NORTH CAROLINA -- 0.3%
Harnett County Certificates
  of Participation (FSA Insured)
     5.125%               12/1/23                       265          284,544

OHIO -- 8.2%
City of Akron (b)
     6.500%               11/1/15                       865        1,050,231
Cleveland Municipal School
  District (FSA Insured)
     5.250%               12/1/18                     2,330        2,546,084
Columbus Regional Port
  Authority (Rickenbacker
  International Airport) '
  Series A
     5.375%               1/1/32                      1,545        1,705,387


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
OHIO (CONTINUED)
Stark County Plain School
  District (FGIC Insured)
     6.000%               12/1/25                    $  180      $   196,830
Steubenville Hospital -
  Trinity Medical Center
     6.375%               10/1/20                     1,010        1,105,092
University of Akron
  Prerefunded 1/1/10 @ 101
  (FGIC Insured)
     6.000%               1/1/15                      2,235        2,421,801
                                                                ------------
                                                                   9,025,425
                                                                ------------
PENNSYLVANIA -- 1.0%
Health & Education Facilities
  Authority Chester County
  Hospital Series A
     6.750%               7/1/31                      1,000        1,096,390

PUERTO RICO -- 1.5%
Commonwealth of Puerto Rico
  Series A
     5.250%               7/1/22                      1,500        1,624,755

SOUTH CAROLINA -- 1.2%
Lexington County School
  District No.1 School
  Facilities Corp.
     5.250%               12/1/28                     1,300        1,385,501

TEXAS -- 9.9%
Bell County (AMBAC Insured)
     5.000%               2/15/18                       900          965,385
Birdville Independent School
  District (PSF Guaranteed)
     6.000%               2/15/21                     2,135        2,292,371
Kountze Independent School
  District (PSF Guaranteed)
     5.250%               8/15/29                     1,000        1,086,560
Leander Independent School
  District (PSF Guaranteed)
     0.000%               8/15/24                     5,000        1,718,250
Lewisville  Independent School
  District Unrefunded Balance
     6.000%               8/15/17                       100          106,555
State Transportation Commission
  Mobility Fund
     5.000%               4/1/24                      4,500        4,790,295
                                                                ------------
                                                                  10,959,416
                                                                ------------
VIRGINIA -- 2.4%
Henrico County Economic
  Development Authority
  (Regional Jail Project)
     6.125%               11/1/17                     2,405        2,626,981

WYOMING -- 1.9%
Sweetwater County Power
  Board Project (MBIA
  Insured)
     5.000%               6/15/13                     2,000        2,110,360

                           PHOENIX INSIGHT FUNDS
                            TAX-EXEMPT BOND FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
  (Identified cost $111,951,644)                                 117,669,008
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--106.4%
  (IDENTIFIED COST $111,951,644)                                 117,669,008
----------------------------------------------------------------------------


                                                   Shares           Value
                                                 ----------     ------------

SHORT-TERM INVESTMENTS -- 1.3%
MONEY MARKET MUTUAL FUNDS -- 1.3%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio (seven day effective
  yield 3.46%)                                       78,809     $     78,809
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio
  (seven day effective yield 3.52%)               1,396,842        1,396,842
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,475,651)                                     1,475,651
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 107.7%
  (Identified cost $113,427,295)                                 119,144,659(a)

OTHER ASSETS & LIABILITIES, NET -- (7.7%)                         (8,498,388)
                                                                ------------
NET ASSETS -- 100.0%                                            $110,646,271
                                                                ============

---------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,717,364 and gross depreciation of $0 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $ 113,427,295.
(b) Escrowed to maturity.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) At September 30, 2006, 43.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FSA 15%. All others are less than 10%.

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                          SCHEDULE OF INVESTMENTS
                       SEPTEMBER 30, 2006 (UNAUDITED)

    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

U.S. GOVERNMENT SECURITIES -- 4.2%
U.S. TREASURY BONDS -- 1.0%
     8.750%               8/15/20                    $  323      $   450,761
     8.000%               11/15/21                       85          113,714
     6.125%               11/15/27                       64           74,855
     5.500%               8/15/28                       180          196,144
                                                                 -----------
                                                                     835,474
                                                                 -----------
U.S. TREASURY NOTES -- 2.7%
     4.375%               11/15/08                      560          556,522
     3.500%               8/15/09                       425          412,416
     3.875%               7/15/10                       500          487,969
     5.125%               6/30/11                       450          459,932
     4.250%               8/15/13                       325          318,144
     4.250%               8/15/15                        90           87,550
                                                                 -----------
                                                                   2,322,533
                                                                 -----------
U.S. TREASURY STRIPS -- 0.5%
     5.459% (f)           2/15/19                       690          380,972
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $3,517,869)                                     3,538,979
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 10.6%
FHLMC
     7.000%               10/15/07                       97           97,373
     5.000%               10/15/17                      450          440,593
     4.500%               11/15/19                      260          242,407
     5.000%               11/15/19                      280          271,482
     5.500%               8/15/24                       305          303,485
     5.500%               9/15/25                       164          164,452
     5.500%               10/15/25                      164          164,619
     4.500%               4/15/33                       256          246,930
FNMA
     6.000%               11/25/15                       47           46,613
     5.000%               11/25/17                      400          390,498
     5.000%               5/25/18                       640          623,664
     5.000%               8/1/18                        272          268,304
     6.000%               11/25/18                      485          487,340
     7.500%               11/1/26                        --(g)           253
     7.500%               12/1/26                        18           18,597
     7.500%               3/1/27                         17           17,342
     7.365% (c)           12/25/30                       33           34,000
     5.500%               11/1/33                       264          261,086
     5.500%               12/1/33                       383          379,043
     5.500%               1/1/34                        208          205,060
     5.000%               3/1/34                      1,021          984,991
     5.000%               7/1/34                        527          507,366
     5.000%               11/1/34                       137          131,513
     6.000%               3/1/35                        162          162,634
     5.500%               6/1/35                        239          235,355
     5.500%               7/1/35                        257          253,730
     5.500%               8/1/35                        657          647,997
     6.500%               5/1/36                        599          610,695
FNMA (Interest Only)
     6.500%               2/25/09                        28            1,103
FNMA 93-197
     6.816%(c)            10/25/08                       26           26,225


    Coupon                                          Par
     Rate                Maturity                  (000)
  ---------             ---------               -----------

AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
FNMA 97-20 (Interest Only) (c)
     1.840%               3/25/27                    $  384      $    20,966
GNMA
     5.552%               5/16/26                       299          301,038
     8.000%               11/15/26                       32           34,043
     7.000%               9/15/31                         9            8,911
     5.500%               7/15/33                       260          258,055
GNMA 04-108 C (c)
     5.039%               12/16/32                      195          190,153
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $9,170,748)                                     9,037,916
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.8%
Citibank Credit Card Issuance Trust 03-A6
     2.900%               5/17/10                       600          579,545
Citibank Credit Card Issuance Trust 05-B1
     4.400%               9/15/10                       220          216,744
E*Trade RV and Marine Trust 04-1, A3
     3.620%               10/8/18                       335          322,210
Providian Gateway Master Trust 04-DA 144A (b)
     3.350%               9/15/11                       240          235,613
Volkswagen Auto Loan Enhanced Trust 03-2,  A4
     2.940%               3/22/10                       212          208,561
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,578,068)                                     1,562,673
----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 0.4%
FHLB
     5.625%               6/13/16                       345          355,653
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $345,000)                                         355,653
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS -- 9.1%
AEROSPACE & DEFENSE -- 0.4%
Boeing Capital Corp.
     7.375%               9/27/10                       180          194,216
Boeing Co. (The)
     8.750%               9/15/31                       100          140,507
                                                                 -----------
                                                                     334,723
                                                                 -----------
AUTOMOBILE MANUFACTURERS -- 0.2%
DaimlerChrysler NA Holding Corp.
     5.875%               3/15/11                       150          150,197

AUTOMOTIVE RETAIL -- 0.1%
CSX Corp.
     6.750%               3/15/11                        50           52,756

BIOTECHNOLOGY -- 0.1%
Genentech, Inc.
     5.250%               7/15/35                       100           93,931

BROADCASTING & CABLE TV -- 0.3%
Comcast Corp.
     6.500%               1/15/17                       235          245,303

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.5%
Caterpillar, Inc.
     7.300%               5/1/31                     $  200      $   241,416
John Deere Capital Corp.
     5.100%               1/15/13                       150          148,294
                                                                 -----------
                                                                     389,710
                                                                 -----------
CONSUMER FINANCE -- 0.9%
Associates Corporation of North America
     6.950%               11/1/18                        60           67,538
Capital One Bank
     4.250%               12/1/08                       160          156,511
     5.000%               6/15/09                       125          124,189
General Electric Capital Corp.
     4.875%               3/4/15                         75           73,047
HSBC Finance Corp.
     5.250%               1/14/11                       350          350,083
                                                                 -----------
                                                                     771,368
                                                                 -----------
DEPARTMENT STORES -- 0.3%
Kohl's Corp.
     6.300%               3/1/11                        220          228,098

DIVERSIFIED BANKS -- 0.3%
Bank of America Corp.
     6.250%               4/15/12                       220          230,878

ELECTRIC UTILITIES -- 0.7%
AEP Texas Central Co.
     5.500%               2/15/13                       100           99,447
FPL Group Capital, Inc.
     5.625%               9/1/11                        300          303,517
PECO Energy Co.
     3.500%               5/1/08                        200          194,625
                                                                 -----------
                                                                     597,589
                                                                 -----------
FOOD RETAIL -- 0.1%
Kroger Co. (The)
     6.800%               4/1/11                         85           88,898

HOMEBUILDING -- 0.1%
Centex Corp.
     4.750%               1/15/08                       130          128,839

HOUSEHOLD PRODUCTS -- 0.6%
Kimberly-Clark Corp.
     4.875%               8/15/15                       300          292,296
Procter & Gamble Co. - Guaranteed
  ESOP Debentures Series A
     9.360%               1/1/21                        148          186,123
                                                                 -----------
                                                                     478,419
                                                                 -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Constellation Energy Group, Inc.
     7.600%               4/1/32                        150          176,597

INTEGRATED OIL & GAS -- 0.2%
ConocoPhillips Holding Co.
     6.950%               4/15/29                       165          190,288


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES-- 0.5%
BellSouth Corp.
     6.000%               11/15/34                   $  235      $   220,586
Verizon Global Funding Corp.
     7.250%               12/1/10                       200          214,526
     7.750%               12/1/30                        30           34,390
                                                                 -----------
                                                                     469,502
                                                                 -----------
INVESTMENT BANKING & BROKERAGE -- 0.4%
Lehman Brothers Holdings, Inc.
     7.000%               2/1/08                         40           40,831
     4.250%               1/27/10                       255          247,597
Merrill Lynch & Co., Inc.
     4.125%               9/10/09                       100           97,101
                                                                 -----------
                                                                     385,529
                                                                 -----------
MANAGED HEALTH CARE -- 0.2%
UnitedHealth Group, Inc.
     5.800%               3/15/36                       200          196,392

MULTI-UTILITIES -- 0.2%
Consolidated Edison Co. of New York
     5.700%               2/1/34                         50           48,939
Duke Energy Field Services LLC
     7.875%               8/16/10                       150          162,356
                                                                 -----------
                                                                     211,295
                                                                 -----------
OFFICE REIT's -- 0.4%
Duke Realty LP
     5.950%               2/15/17                       300          303,901

OIL & GAS DRILLING -- 0.4%
Rowan Cos., Inc.
     4.330%               5/1/19                        371          355,137

OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
Anadarko Finance Co. Series B
     7.500%               5/1/31                        100          114,686

OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Citigroup, Inc.
     5.850%               7/2/13                        125          129,129
JPMorgan Chase & Co.
     3.800%               10/2/09                       325          313,230
                                                                 -----------
                                                                     442,359
                                                                 -----------
PACKAGED FOODS & MEATS -- 0.3%
General Mills, Inc.
     6.000%               2/15/12                        80           82,382
Kellogg Co. Series B
     6.600%               4/1/11                        200          210,434
                                                                 -----------
                                                                     292,816
                                                                 -----------
PHARMACEUTICALS -- 0.2%
Schering-Plough Corp.
     6.750%               12/1/33                       150          165,270

PROPERTY & CASUALTY INSURANCE -- 0.4%
St. Paul Travelers Cos., Inc. (The)
     5.500%               12/1/15                       325          320,794

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

DOMESTIC CORPORATE BONDS (CONTINUED)
REINSURANCE -- 0.4%
CRH America, Inc.
     5.625%               9/30/11                    $  300      $   300,301

RETAIL REIT's -- 0.0%
Simon Property Group LP
     5.375%               8/28/08                        35           34,980

SPECIALIZED FINANCE -- 0.1%
CIT Group, Inc.
     5.000%               2/13/14                        55           53,169
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $7,840,726)                                     7,803,725
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 7.7%
Adjustable Rate Mortgage
  Trust 05-11,  2A42 (c)
     5.356%               2/25/36                       500          506,707
Bear Stearns Commercial
  Mortgage Securities, Inc.
  05-T18, A4 (c)
     4.933%               2/13/42                       275          267,580
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-T22, A4 (c)
     5.634%               4/12/38                       195          198,383
Chase Manhattan Auto Owner
  Trust 06-B, A3
     5.130%               5/15/11                       215          215,470
Countrywide Home Loan
  Mortgage
  Pass Through Trust 03-J6,
  1A1
     5.500%               8/25/33                       251          246,088
DLJ Commercial Mortgage
  Corp. 98-CF2,  A1A
     5.880%               11/12/31                      --(g)            197
GMAC Mortgage Corp. Loan
  Trust 05-AR3, 3A3 (c)
     4.854%               6/19/35                       202          200,052
LB-UBS Commercial Mortgage
  Trust 05-C2, A2
     4.821%               4/15/30                       270          267,075
LB-UBS Commercial Mortgage
  Trust 05-C5, A3
     4.964%               9/15/30                       440          434,621
LB-UBS Commercial Mortgage
  Trust 06-C3, A4 (c)
     5.661%               3/15/39                       330          337,743
MASTR Adjustable Rate
  Mortgages Trust 05-8, 3A1 (c)
     6.000%               12/25/35                      644          646,479
MASTR Alternative Loans
  Trust 04-13, 12A1
     5.500%               12/25/19                      253          251,347
MASTR Alternative Loans
  Trust 04-13, 8A1
     5.500%               1/25/25                       147          144,848
MASTR Asset Securitization
  Trust 03-7,  4A33
     5.250%               9/25/33                       200          193,766


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------      -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Morgan Stanley Mortgage
  Loan Trust 06-7, 5A2 (c)
     5.962%               6/25/36                    $  295      $   295,668
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5 (c)
     6.920%               4/25/31                       140          139,543
Structured Asset Securities
  Corp. 03-34A, 6A (c)
     5.139%               11/25/33                      216          213,406
Structured Asset Securities
  Corp. 04-5H,  A2
     4.430%               12/25/33                      217          214,878
Structured Asset Securities
  Corp. 05-15, 4A1
     6.000%               8/25/35                       254          253,057
Structured Asset Securities
  Corp. 05-2XS, 2A2 (c)
     5.150%               2/25/35                       161          158,149
Structured Asset Securities
  Corp. 98-RF3, AIO 144A (b)
     6.100%               6/15/28                        87            8,276
WaMu Alternative Mortgage
  Pass-Through Certificates
  05-4, CB7
     5.500%               6/25/35                       310          306,256
WaMu Alternative Mortgage
  Pass-Through Certificates
  05-6, 2A7
     5.500%               8/25/35                       320          319,039
Washington Mutual, Inc.
  02-S8, 2A7
     5.250%               1/25/18                       301          296,939
Wells Fargo Mortgage-Backed
  Securities Trust 04-7, 2A2
     5.000%               7/25/19                       248          242,936
Wells Fargo Mortgage-Backed
  Securities Trust 05-AR4,  B1 (c)
     4.568%               4/25/35                       207          200,450
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $6,644,204)                                     6,558,953
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d) -- 1.0%
FRANCE -- 0.1%
France Telecom SA
     7.750%               3/1/11                        100          109,558

UNITED KINGDOM -- 0.9%
Diageo Capital plc
     4.375%               5/3/10                        200          194,098
Royal Bank of Scotland Group plc
     5.000%               10/1/14                       200          195,175
     5.050%               1/8/15                        100           97,756
Vodafone Group plc
     7.750%               2/15/10                       250          268,272
                                                                 -----------
                                                                     755,301
                                                                 -----------

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $860,433)                                         864,859
----------------------------------------------------------------------------

                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS -- 61.3%
AEROSPACE & DEFENSE -- 1.5%
Lockheed Martin Corp.                                 6,700      $   576,602
Northrop Grumman Corp.                                3,000          204,210
Precision Castparts Corp.                             4,000          252,640
Rockwell Collins, Inc.                                3,900          213,876
                                                                 -----------
                                                                   1,247,328
                                                                 -----------
AGRICULTURAL PRODUCTS -- 0.4%
Archer Daniels Midland Co.                            8,200          310,616

AIRLINES -- 0.5%
Alaska Air Group, Inc.(e)                             7,100          270,084
Continental Airlines, Inc.(e)                         5,000          141,550
Southwest Airlines Co.                                3,700           61,642
                                                                 -----------
                                                                     473,276
                                                                 -----------
APPAREL RETAIL -- 0.7%
American Eagle Outfitters, Inc.                       2,750          120,533
Ann Taylor Stores Corp.(e)                            4,150          173,719
Children's Place Retail Stores, Inc. (The)(e)         5,469          350,180
                                                                 -----------
                                                                     644,432
                                                                 -----------
APPAREL, ACCESSORIES & LUXURY GOODS -- 0.4%
Perry Ellis International, Inc.(e)                    4,000          123,520
V F Corp.                                             2,500          182,375
                                                                 -----------
                                                                     305,895
                                                                 -----------
APPLICATION SOFTWARE -- 1.3%
Adobe Systems, Inc.(e)                                2,250           84,262
Autodesk, Inc.(e)                                     2,000           69,560
BEA Systems, Inc.(e)                                 60,500          919,600
                                                                 -----------
                                                                   1,073,422
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.0%
Affiliated Managers Group, Inc.(e)                      850           85,093
Northern Trust Corp.                                 10,300          601,829
Nuveen Investments Class A                            3,900          199,797
                                                                 -----------
                                                                     886,719
                                                                 -----------
AUTOMOTIVE RETAIL -- 0.8%
AutoNation, Inc.(e)                                  18,600          388,740
Sonic Automotive, Inc. Class A                       11,400          263,226
                                                                 -----------
                                                                     651,966
                                                                 -----------
BIOTECHNOLOGY -- 0.2%
Gilead Sciences, Inc.(e)                              2,000          137,400

COMMODITY CHEMICALS -- 0.5%
Celanese Corp. Series A                               9,000          161,100
Pioneer Companies, Inc.(e)                            9,800          240,198
                                                                 -----------
                                                                     401,298
                                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.5%
Cisco Systems, Inc.(e)                               17,000          391,000
InterDigital Communications Corp.(e)                  7,800          265,980


                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
Motorola, Inc.                                       25,500      $   637,500
                                                                 -----------
                                                                   1,294,480
                                                                 -----------
COMPUTER HARDWARE -- 1.6%
Hewlett-Packard Co.                                  37,900        1,390,551

COMPUTER STORAGE & PERIPHERALS -- 1.4%
EMC Corp.(e)                                         15,600          186,888
Komag, Inc.(e)                                        8,300          265,268
QLogic Corp.(e)                                      18,400          347,760
Western Digital Corp.(e)                             18,700          338,470
Xyratex Ltd.(e)                                       4,800           91,488
                                                                 -----------
                                                                   1,229,874
                                                                 -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.5%
Caterpillar, Inc.                                     3,000          197,400
FreightCar America, Inc.                              3,800          201,400
                                                                 -----------
                                                                     398,800
                                                                 -----------
CONSUMER FINANCE -- 0.5%
Capital One Financial Corp.                           2,500          196,650
CompuCredit Corp.(e)                                  7,740          233,825
                                                                 -----------
                                                                     430,475
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.7%
Computer Sciences Corp.(e)                           11,800          579,616

DEPARTMENT STORES -- 0.8%
Bon-Ton Stores, Inc. (The)                            9,000          267,660
Penney (J.C.) Co., Inc.                               6,400          437,696
                                                                 -----------
                                                                     705,356
                                                                 -----------
DIVERSIFIED BANKS -- 1.8%
Intervest Bancshares Corp.(e)                         2,500          108,900
U.S. Bancorp                                         22,300          740,806
Wachovia Corp.                                       12,100          675,180
                                                                 -----------
                                                                   1,524,886
                                                                 -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.1%
Corrections Corp. of America(e)                       8,775          379,519
Dun & Bradstreet Corp.(e)                             5,600          419,944
Equifax, Inc.                                         2,800          102,788
                                                                 -----------
                                                                     902,251
                                                                 -----------
DIVERSIFIED METALS & MINING -- 0.9%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(d)                             10,800          575,208
Phelps Dodge Corp.                                    2,500          211,750
                                                                 -----------
                                                                     786,958
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
Regal-Beloit Corp.                                    2,779          120,887
Superior Essex, Inc.(e)                               9,800          335,650
                                                                 -----------
                                                                     456,537
                                                                 -----------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.4%
Vishay Intertechnology, Inc.(e)                      26,500          372,060

ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Merix Corp.(e)                                       12,300          118,203

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Covanta Holding Corp.(e)                              6,200      $   133,486
Waste Management, Inc.                                2,250           82,530
                                                                 -----------
                                                                     216,016
                                                                 -----------
FOOTWEAR -- 0.3%
Wolverine World Wide, Inc.                            8,500          240,635

GAS UTILITIES -- 1.1%
AGL Resources, Inc.                                   5,215          190,347
Northwest Natural Gas Co.                             3,800          149,264
Oneok, Inc.                                          16,000          604,640
                                                                 -----------
                                                                     944,251
                                                                 -----------
HEALTH CARE DISTRIBUTORS -- 1.0%
AmerisourceBergen Corp.                              11,550          522,060
McKesson Corp.                                        2,900          152,888
PSS World Medical, Inc.(e)                            9,500          189,905
                                                                 -----------
                                                                     864,853
                                                                 -----------
HEALTH CARE EQUIPMENT -- 0.4%
Baxter International, Inc.                            5,700          259,122
Biomet, Inc.                                          1,950           62,771
                                                                 -----------
                                                                     321,893
                                                                 -----------
HEALTH CARE SERVICES -- 0.8%
Caremark Rx, Inc.                                     6,200          351,354
Express Scripts, Inc.(e)                              2,035          153,622
HealthExtras, Inc.(e)                                 6,800          192,508
                                                                 -----------
                                                                     697,484
                                                                 -----------
HOUSEHOLD PRODUCTS -- 1.3%
Colgate-Palmolive Co.                                 9,600          596,160
Energizer Holdings, Inc.(e)                           2,500          179,975
Procter & Gamble Co. (The)                            5,180          321,056
                                                                 -----------
                                                                   1,097,191
                                                                 -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.2%
Manpower, Inc.                                        2,900          177,683

HYPERMARKETS & SUPER CENTERS -- 0.1%
Costco Wholesale Corp.                                2,150          106,812

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.4%
AES Corp.(e)                                          6,800          138,652
TXU Corp.                                            16,750        1,047,210
                                                                 -----------
                                                                   1,185,862
                                                                 -----------
INDUSTRIAL CONGLOMERATES -- 1.2%
General Electric Co.                                 26,440          933,332
Textron, Inc.                                           800           70,000
                                                                 -----------
                                                                   1,003,332
                                                                 -----------
INDUSTRIAL GASES -- 0.1%
Airgas, Inc.                                          1,850           66,915

INDUSTRIAL MACHINERY -- 0.1%
Danaher Corp.                                         1,250           85,838

INTEGRATED OIL & GAS -- 3.2%
ConocoPhillips                                       11,459          682,154


                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INTEGRATED OIL & GAS (CONTINUED)
Exxon Mobil Corp.                                    16,690      $ 1,119,899
Marathon Oil Corp.                                   11,800          907,420
                                                                 -----------
                                                                   2,709,473
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
BellSouth Corp.                                      11,100          474,525

INVESTMENT BANKING & BROKERAGE -- 2.3%
Charles Schwab Corp. (The)                           43,270          774,533
Goldman Sachs Group, Inc. (The)                       4,500          761,265
Lehman Brothers Holdings, Inc.                        4,100          302,826
Raymond James Financial, Inc.                         5,300          154,972
                                                                 -----------
                                                                   1,993,596
                                                                 -----------
IT CONSULTING & OTHER SERVICES -- 0.5%
Sykes Enterprises, Inc.(e)                           19,150          389,703

LEISURE PRODUCTS -- 0.2%
Marvel Entertainment, Inc.(e)                         6,900          166,566

LIFE & HEALTH INSURANCE -- 0.9%
MetLife, Inc.                                        13,400          759,512

LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Kendle International, Inc.(e)                         5,300          169,706
Waters Corp.(e)                                       1,450           65,656
                                                                 -----------
                                                                     235,362
                                                                 -----------
MANAGED HEALTH CARE -- 1.8%
Aetna, Inc.                                           1,900           75,145
Health Net, Inc.(e)                                   6,000          261,120
Humana, Inc.(e)                                       3,500          231,315
Sierra Health Services, Inc.(e)                       4,650          175,956
UnitedHealth Group, Inc.                              3,224          158,621
WellCare Health Plans, Inc.(e)                        9,200          520,996
WellPoint, Inc.(e)                                    1,600          123,280
                                                                 -----------
                                                                   1,546,433
                                                                 -----------
MORTGAGE REIT's -- 0.5%
New Century Financial Corp.                           3,549          139,511
NorthStar Realty Finance Corp.                       21,300          270,510
                                                                 -----------
                                                                     410,021
                                                                 -----------
MOVIES & ENTERTAINMENT -- 0.1%
Walt Disney Co. (The)                                 3,600          111,276

MULTI-LINE INSURANCE -- 0.9%
Assurant, Inc.                                       11,600          619,556
Genworth Financial, Inc. Class A                      5,000          175,050
                                                                 -----------
                                                                     794,606
                                                                 -----------
MULTI-UTILITIES -- 1.2%
OGE Energy Corp.                                      8,600          310,546
PG&E Corp.                                            7,600          316,540
Xcel Energy, Inc.                                    17,700          365,505
                                                                 -----------
                                                                     992,591
                                                                 -----------
OIL & GAS EQUIPMENT & SERVICES -- 0.3%
Grant Prideco, Inc.(e)                                3,300          125,499
Schlumberger Ltd.                                     1,800          111,654
                                                                 -----------
                                                                     237,153
                                                                 -----------

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)


                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
Swift Energy Co.(e)                                   3,200      $   133,824

OIL & GAS REFINING & MARKETING -- 1.5%
Giant Industries, Inc.(e)                             2,800          227,360
Sunoco, Inc.                                          2,100          130,599
Tesoro Corp.                                          6,500          376,870
Valero Energy Corp.                                  10,200          524,994
                                                                 -----------
                                                                   1,259,823
                                                                 -----------
OIL & GAS STORAGE & TRANSPORTATION -- 0.2%
General Maritime Corp.                                4,695          171,743

OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.4%
Bank of America Corp.                                12,900          691,053
JPMorgan Chase & Co.                                 10,100          474,296
                                                                 -----------
                                                                   1,165,349
                                                                 -----------
PACKAGED FOODS & MEATS -- 1.4%
Campbell Soup Co.                                    26,200          956,300
Chiquita Brands International, Inc.                  15,550          208,059
                                                                 -----------
                                                                   1,164,359
                                                                 -----------
PHARMACEUTICALS -- 3.5%
CNS, Inc.                                             5,800          163,734
King Pharmaceuticals, Inc.(e)                        42,950          731,438
Merck & Co., Inc.                                    17,650          739,535
Mylan Laboratories, Inc.                             16,150          325,100
Pfizer, Inc.                                         37,600        1,066,336
                                                                 -----------
                                                                   3,026,143
                                                                 -----------
PROPERTY & CASUALTY INSURANCE -- 1.7%
Berkley (W.R.) Corp.                                 23,350          826,357
Bristol West Holdings, Inc.                           6,000           87,300
LandAmerica Financial Group, Inc.                     3,180          209,212
Safety Insurance Group, Inc.                          2,000           97,320
Seabright Insurance Holdings(e)                       5,400           75,438
United America Indemnity Ltd. Class A(e)              8,400          188,748
                                                                 -----------
                                                                   1,484,375
                                                                 -----------
PUBLISHING & PRINTING -- 0.1%
McGraw-Hill Cos., Inc. (The)                          2,100          121,863

RAILROADS -- 0.3%
Burlington Northern Santa Fe Corp.                    3,100          227,664

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
CB Richard Ellis Group, Inc. Class A(e)               9,700          238,620

REGIONAL BANKS -- 1.5%
KeyCorp                                               9,700          363,168
Nara Bancorp, Inc.                                   11,302          206,714
Pacific Capital Bancorp                               4,556          122,875
Republic Bancorp, Inc.                               15,565          207,482
United Bankshares, Inc.                               9,247          344,173
                                                                 -----------
                                                                   1,244,412
                                                                 -----------
RESTAURANTS -- 0.8%
Brinker International, Inc.                           3,900          156,351
Darden Restaurants, Inc.                              7,800          331,266
Starbucks Corp.(e)                                    3,000          102,150


                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
RESTAURANTS (CONTINUED)
Yum! Brands, Inc.                                     2,240      $   116,592
                                                                 -----------
                                                                     706,359
                                                                 -----------
SEMICONDUCTOR EQUIPMENT -- 0.7%
LAM Research Corp.(e)                                11,550          523,561
Photronics, Inc.(e)                                   8,200          115,866
                                                                 -----------
                                                                     639,427
                                                                 -----------
SEMICONDUCTORS -- 1.1%
Freescale Semiconductor, Inc. Class B(e)              2,150           81,722
Intel Corp.                                           7,820          160,857
Micron Technology, Inc.(e)                            7,950          138,330
National Semiconductor Corp.                          9,100          214,123
NVIDIA Corp.(e)                                       6,450          190,855
Texas Instruments, Inc.                               5,500          182,875
                                                                 -----------
                                                                     968,762
                                                                 -----------
SOFT DRINKS -- 0.4%
Pepsi Bottling Group, Inc. (The)                      8,650          307,075

SPECIALIZED FINANCE -- 0.4%
Moody's Corp.                                         5,600          366,128

SPECIALIZED REITS -- 0.8%
Ashford Hospitality Trust                            27,300          325,689
Entertainment Properties Trust                        4,450          219,474
Winston Hotels, Inc.                                 11,600          142,912
                                                                 -----------
                                                                     688,075
                                                                 -----------
SPECIALTY CHEMICALS -- 0.3%
OM Group, Inc.(e)                                     6,200          272,428

SPECIALTY STORES -- 0.4%
Barnes & Noble, Inc.                                  1,750           66,395
Office Depot, Inc.(e)                                 3,450          136,965
Staples, Inc.                                         4,225          102,794
                                                                 -----------
                                                                     306,154
                                                                 -----------
STEEL -- 1.2%
Commercial Metals Co.                                 5,776          117,426
Nucor Corp.                                           5,000          247,450
Reliance Steel & Aluminum Co.                         6,800          218,552
Ryerson, Inc.                                        11,100          242,979
United States Steel Corp.                             3,700          213,416
                                                                 -----------
                                                                   1,039,823
                                                                 -----------
SYSTEMS SOFTWARE -- 1.3%
Microsoft Corp.                                       5,440          148,675
Oracle Corp.(e)                                      52,730          935,430
                                                                 -----------
                                                                   1,084,105
                                                                 -----------
TECHNOLOGY DISTRIBUTORS -- 0.6%
Agilysys, Inc.                                       10,697          150,186
Arrow Electronics, Inc.(e)                            5,500          150,865
Brightpoint, Inc.(e)                                 14,944          212,504
                                                                 -----------
                                                                     513,555
                                                                 -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Webster Financial Corp.                               3,160          148,868

                           PHOENIX INSIGHT FUNDS
                               BALANCED FUND
                     SCHEDULE OF INVESTMENTS (CONTINUED)
                       SEPTEMBER 30, 2006 (UNAUDITED)

                                                     Shares         Value
                                                   ---------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Wesco International, Inc.(e)                          3,100      $   179,893

TRUCKING -- 0.8%
Dollar Thrifty Automotive Group, Inc.(e)              6,130          273,214
Hunt (J.B.) Transport Services, Inc.                  2,600           54,002
YRC Worldwide, Inc.(e)                               10,600          392,624
                                                                 -----------
                                                                     719,840
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $44,819,253)                                   52,330,648
----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(d) -- 2.3%
AUTOMOBILE MANUFACTURERS -- 0.4%
Honda Motor Co. Ltd. Sponsored ADR (Japan)           10,100          339,663

CONSTRUCTION MATERIALS -- 0.3%
CEMEX S.A.B. de C.V. Sponsored ADR (Mexico) (e)       8,736          262,779

IT CONSULTING & OTHER SERVICES -- 0.7%
Accenture Ltd. Class A (United States)               17,800          564,438

PHARMACEUTICALS -- 0.4%
AstraZeneca plc Sponsored ADR (United Kingdom)        5,300          331,250

REINSURANCE -- 0.5%
Arch Capital Group Ltd. (Bermuda) (e)                 7,400          469,826
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,898,342)                                     1,967,956
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
  (IDENTIFIED COST $76,674,643)                                   84,021,362
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.2%
MONEY MARKET MUTUAL FUNDS -- 1.2%
Dreyfus Cash Management Plus #719
  (seven day effective yield 5.20%)                 313,536          313,536
Goldman Sachs Financial Square Money
  Market Portfolio (seven day
  effective yield 5.21%)                            738,923          738,923
JPMorgan Prime Money Market Fund
  (seven day effective yield 5.17%)                     534              534
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,052,993)                                     1,052,993
----------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
  (Identified cost $77,727,636)                                   85,074,355(a)

OTHER ASSETS & LIABILITIES, NET -- 0.4%                              311,257
                                                                 -----------
NET ASSETS -- 100.0%                                             $85,385,612
                                                                 ===========

---------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,952,331 and gross depreciation of $1,672,392 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $ 77,794,416.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $243,889 or 0.3% of net assets.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Non-income producing.
(f) U.S. Treasury Strip, rate shown is yield as of September 30, 2006.
(g) The par value is less than $1,000.

                              PHOENIX INSIGHT FUNDS
                                CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS -- 93.7%
AEROSPACE & DEFENSE -- 5.0%
Boeing Co. (The)                                     26,000     $  2,050,100
General Dynamics Corp.                               50,200        3,597,834
United Technologies Corp.                            32,100        2,033,535
                                                                ------------
                                                                   7,681,469
                                                                ------------
AGRICULTURAL PRODUCTS -- 1.2%
Archer Daniels Midland Co.                           48,750        1,846,650

APPAREL RETAIL -- 1.4%
American Eagle Outfitters, Inc.                      23,050        1,010,282
Ann Taylor Stores Corp.(b)                           26,900        1,126,034
                                                                ------------
                                                                   2,136,316
                                                                ------------
APPLICATION SOFTWARE -- 3.6%
BEA Systems, Inc.(b)                                170,350        2,589,320
Cadence Design Systems, Inc.(b)                     127,150        2,156,464
Citrix Systems, Inc.(b)                              21,800          789,378
                                                                ------------
                                                                   5,535,162
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS -- 2.2%
Mellon Financial Corp.                               88,100        3,444,710

BIOTECHNOLOGY -- 3.1%
Gilead Sciences, Inc.(b)                             70,400        4,836,480

COMMUNICATIONS EQUIPMENT -- 1.7%
QUALCOMM, Inc.                                       74,600        2,711,710

COMPUTER HARDWARE -- 3.7%
Apple Computer, Inc.(b)                              17,300        1,332,619
Hewlett-Packard Co.                                 118,650        4,353,268
                                                                ------------
                                                                   5,685,887
                                                                ------------
COMPUTER STORAGE & PERIPHERALS -- 2.3%
QLogic Corp.(b)                                     163,400        3,088,260
Western Digital Corp.(b)                             28,300          512,230
                                                                ------------
                                                                   3,600,490
                                                                ------------
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp.                          18,012        1,416,824

DEPARTMENT STORES -- 0.8%
Federated Department Stores, Inc.                    28,300        1,222,843

DIVERSIFIED BANKS -- 6.1%
Wachovia Corp.                                       68,850        3,841,830
Wells Fargo & Co.                                   153,700        5,560,866
                                                                ------------
                                                                   9,402,696
                                                                ------------
DIVERSIFIED METALS & MINING -- 1.2%
Phelps Dodge Corp.                                   21,500        1,821,050

ELECTRIC UTILITIES -- 1.9%
Southern Co. (The)                                   87,330        3,009,392

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.9%
Monsanto Co.                                         28,300        1,330,383

FOOD RETAIL -- 1.5%
Kroger Co. (The)                                     97,550        2,257,307

GAS UTILITIES -- 1.0%
Atmos Energy Corp.                                   21,600          616,680
Oneok, Inc.                                          24,300          918,297
                                                                ------------
                                                                   1,534,977
                                                                ------------
HEALTH CARE DISTRIBUTORS -- 2.3%
Cardinal Health, Inc.                                33,600        2,208,864


                                                    Shares         Value
                                                    -------     ------------


DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE DISTRIBUTORS (CONTINUED)
McKesson Corp.                                       25,400     $  1,339,088
                                                                ------------
                                                                   3,547,952
                                                                ------------
HEALTH CARE SERVICES -- 2.8%
Caremark Rx, Inc.                                    76,493        4,334,858

HEALTH CARE TECHNOLOGY -- 0.6%
Cerner Corp.(b)                                      22,400        1,016,960

HOUSEHOLD PRODUCTS -- 0.7%
Procter & Gamble Co. (The)                           17,240        1,068,535

HYPERMARKETS & SUPER CENTERS -- 1.3%
Costco Wholesale Corp.                               41,500        2,061,720

INDUSTRIAL CONGLOMERATES -- 1.1%
General Electric Co.                                 49,952        1,763,306

INDUSTRIAL GASES -- 0.7%
Praxair, Inc.                                        18,300        1,082,628

INDUSTRIAL MACHINERY -- 1.4%
Danaher Corp.                                        30,800        2,115,036

INTEGRATED OIL & GAS -- 8.0%
ConocoPhillips                                       12,300          732,219
Exxon Mobil Corp.                                    87,590        5,877,289
Marathon Oil Corp.                                   57,375        4,412,137
Occidental Petroleum Corp.                           28,300        1,361,513
                                                                ------------
                                                                  12,383,158
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.6%
AT&T, Inc.                                           27,400          892,144

LIFE & HEALTH INSURANCE -- 4.4%
MetLife, Inc.                                        70,050        3,970,434
Nationwide Financial Services, Inc. Class A          60,600        2,914,860
                                                                ------------
                                                                   6,885,294
                                                                ------------
MANAGED HEALTH CARE -- 0.5%
WellPoint, Inc.(b)                                   10,600          816,730

MULTI-LINE INSURANCE -- 1.9%
American Financial Group, Inc.                       27,800        1,304,654
Genworth Financial, Inc. Class A                     49,100        1,718,991
                                                                ------------
                                                                   3,023,645
                                                                ------------
MULTI-UTILITIES -- 3.2%
Dominion Resources, Inc.                             39,000        2,983,110
Xcel Energy, Inc.                                    92,950        1,919,418
                                                                ------------
                                                                   4,902,528
                                                                ------------
OIL & GAS REFINING & MARKETING -- 1.4%
Valero Energy Corp.                                  42,300        2,177,181

OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
Overseas Shipholding Group, Inc.                     24,600        1,519,542

OTHER DIVERSIFIED FINANCIAL SERVICES -- 7.9%
Bank of America Corp.                               118,750        6,361,437
JPMorgan Chase & Co.                                123,700        5,808,952
                                                                ------------
                                                                  12,170,389
                                                                ------------
PACKAGED FOODS & MEATS -- 1.7%
Del Monte Foods Co.                                 158,200        1,653,190
General Mills, Inc.                                  16,700          945,220
                                                                ------------
                                                                   2,598,410
                                                                ------------
PHARMACEUTICALS -- 2.1%
King Pharmaceuticals, Inc.(b)                       129,500        2,205,385

                              PHOENIX INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Merck & Co., Inc.                                    25,400     $  1,064,260
                                                                ------------
                                                                   3,269,645
                                                                ------------
PROPERTY & CASUALTY INSURANCE -- 1.3%
Berkley (W.R.) Corp.                                 31,000        1,097,090
Chubb Corp. (The)                                    17,100          888,516
                                                                ------------
                                                                   1,985,606
                                                                ------------
PUBLISHING & PRINTING -- 0.8%
McGraw-Hill Cos., Inc. (The)                         20,400        1,183,812

RAILROADS -- 1.3%
Burlington Northern Santa Fe Corp.                    9,400          690,336
Norfolk Southern Corp.                               31,200        1,374,360
                                                                ------------
                                                                   2,064,696
                                                                ------------
REGIONAL BANKS -- 0.9%
Associated Banc-Corp                                 42,900        1,394,250

SEMICONDUCTOR EQUIPMENT -- 2.9%
LAM Research Corp.(b)                                19,600          888,468
Novellus Systems, Inc.(b)                           128,400        3,551,544
                                                                ------------
                                                                   4,440,012
                                                                ------------
SEMICONDUCTORS -- 2.7%
Freescale Semiconductor, Inc.
  Class B(b)                                         90,500        3,439,905
NVIDIA Corp.(b)                                      26,300          778,217
                                                                ------------
                                                                   4,218,122
                                                                ------------
THRIFTS & MORTGAGE FINANCE -- 1.7%
Washington Mutual, Inc.                              60,000        2,608,200
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $121,280,429)                                 144,998,705
----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c) -- 4.9%
AUTOMOBILE MANUFACTURERS -- 1.4%
Toyota Motor Corp. Sponsored
  ADR (United States)                                20,700        2,254,230

CONSTRUCTION MATERIALS -- 1.4%
CEMEX S.A.B. de C.V. Sponsored
  ADR (Mexico)(b)                                    71,482        2,150,179

PHARMACEUTICALS -- 2.1%
Novartis AG ADR (Switzerland)                        56,100        3,278,484
----------------------------------------------------------------------------
TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $7,735,002)                                     7,682,893
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
  (IDENTIFIED COST $129,015,431)                                 152,681,598
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
MONEY MARKET MUTUAL FUNDS -- 1.4%
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.20%)                                    2,047,086        2,047,086
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.21%)                         74,983           74,983


                                                    Shares         Value
                                                    -------     ------------

SHORT-TERM INVESTMENTS (CONTINUED)
MONEY MARKET MUTUAL FUNDS (CONTINUED)
JPMorgan Prime Money Market
  Fund (seven day effective
  yield 5.17%)                                        1,397     $      1,397
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,123,466)                                     2,123,466
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
  (Identified cost $131,138,897)                                 154,805,064(a)

OTHER ASSETS & LIABILITIES, NET -- 0.0%                                1,837
                                                                ------------

NET ASSETS -- 100.0%                                            $154,806,901
                                                                ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,816,194 and gross depreciation of $2,390,471 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $131,379,341
(b)  Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk noted parenthetically is determined based on the criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                              PHOENIX INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                  Shares           Value
                                                -----------     ------------

FOREIGN  COMMON STOCKS(c) -- 94.2%
BRAZIL -- 12.5%
Banco Bradesco SA (Regional Banks)(b)               130,900     $  4,111,884
Banco Itau Holding Financieira SA
  Sponsored ADR (Diversified Banks)                  52,100        1,563,000
Companhia Brasileira de
  Distribuicao Pao Grupo de
  Acucar Sponsored ADR
  (Hypermarkets & Super Centers)                         60            1,561
Companhia Energetica de Minas
  Gerais (Electric Utilities)                   108,605,000        3,706,246
EDP - Energias do Brazil SA
  (Electric Utilities)                               27,500          354,137
Eletropaulo Metropolitana de Sao
  Paulo SA (Electric Utilities)(b)                8,400,000          336,147
Petroleo Brasileiro SA ADR
  (Integrated Oil & Gas)                             83,806        7,025,457
Porto Seguro SA (Property &
  Casualty Insurance) (b)                            86,600        1,790,708
Souza Cruz SA (Tobacco)                             494,900        7,716,097
Tractebel Energia SA (Electric
  Utilities)                                        273,200        2,211,433
                                                                ------------
                                                                  28,816,670
                                                                ------------
CHINA -- 2.3%
China Petroleum & Chemical Corp.
  Class H (Integrated Oil & Gas)                  8,526,000        5,296,842

EGYPT -- 1.3%
Egyptian Company for Mobile
  Services (Wireless
  Telecommunication Services)                       105,000        2,931,947

HONG KONG -- 5.2%
China Mobile Ltd. (Wireless
  Telecommunication Services)                       632,020        4,465,956
Ping An Insurance Group Co. of
  China Ltd. Class H (Multi-line
  Insurance)                                      2,116,280        7,606,020
                                                                ------------
                                                                  12,071,976
                                                                ------------
INDIA -- 3.3%
HDFC Bank Ltd. ADR (Diversified
  Banks)                                             29,700        1,813,185
Hero Honda Motors Ltd.
  (Automobile Manufacturers)                        184,000        3,104,662
ICICI Bank Ltd. Sponsored ADR
  (Diversified Banks)                                65,300        2,005,363
Punjab National Bank Ltd.
  (Regional Banks)                                   60,314          691,198
                                                                ------------
                                                                   7,614,408
                                                                ------------
INDONESIA -- 1.7%
Telekomunikasi Indonesia TBK PT
  (Integrated Telecommunication
  Services)                                       1,300,000        1,190,786
Unilever Indonesia TBK PT
  (Personal Products)                             5,247,000        2,616,390
                                                                ------------
                                                                   3,807,176
                                                                ------------
MALAYSIA -- 5.2%
British American Tobacco Malaysia
  Berhad (Tobacco)                                  522,700        6,058,955
Genting Berhad (Casinos & Gaming)                   601,100        3,928,012


                                                  Shares           Value
                                                -----------     ------------

FOREIGN  COMMON STOCKS (CONTINUED)
MALAYSIA (CONTINUED)
Tanjong plc (Casinos & Gaming)                      622,900     $  2,128,129
                                                                ------------
                                                                  12,115,096
                                                                ------------
MEXICO -- 13.5%
America Movil S.A. de C.V. ADR
  Series L (Wireless
  Telecommunication Services)                       111,870        4,404,322
CEMEX S.A.B. de C.V. Sponsored
  ADR (Construction Materials)(b)                   216,514        6,512,746
Coca-Cola Femsa S.A. de C.V
  Sponsored ADR (Soft Drinks)                        94,700        2,961,269
Consorcio ARA S.A. de C.V
  (Homebuilding)                                     49,100          241,123
Fomento Economico Mexicano S.A
  de C.V. Sponsored ADR (Soft
  Drinks)                                            48,900        4,740,366
Grupo Modelo S.A. de C.V. Series C
  (Brewers)                                       1,634,000        7,132,587
Urbi Desarrollos Urbanos S.A. de
  C.V. (Homebuilding)(b)                            124,200          349,644
Wal-Mart de Mexico S.A. de C.V
  Series V (General Merchandise
  Stores)                                         1,418,600        4,825,872
                                                                ------------
                                                                  31,167,929
                                                                ------------
SOUTH AFRICA -- 9.6%
Barloworld Ltd. (Industrial
  Conglomerates)                                    240,090        3,991,867
Impala Platinum Holdings Ltd.
  (Gold)                                             18,676        3,081,195
Massmart Holdings  Ltd. (General
  Merchandise Stores)                               375,400        2,742,932
Nedbank Group Ltd. (Regional
  Banks)                                            216,689        3,177,138
Network Healthcare Holdings Ltd.
  (Health Care Services)(b)                       2,589,000        4,121,791
Remgro Ltd. (Industrial
  Conglomerates)                                    115,100        2,275,770
Standard Bank Group Ltd.
  (Diversified Banks)                               272,000        2,717,294
                                                                ------------
                                                                  22,107,987
                                                                ------------
SOUTH KOREA -- 24.0%
Amorepacific Corp. (Personal Products)(b)             8,175        3,801,145
Hyundai Motor Co. (Automobile Manufacturers)         49,880        4,269,781
Kangwon Land, Inc. (Casinos & Gaming)               204,770        4,328,032
Kookmin Bank Sponsored ADR (Diversified
  Banks)                                             69,591        5,430,186
Lotte Chilsung Beverage Co. Ltd. (Soft
  Drinks)                                             1,060        1,437,231
Lotte Confectionary Co. Ltd. (Packaged
  Foods & Meats)                                      1,600        1,951,281
Posco (Steel)                                         7,200        1,864,201
S1 Corp. (Specialized Consumer Services)            216,120        8,416,403
Samsung Electronics 144A GDR
  (Semiconductors)(b)(d)                             36,400       12,776,400
Shinsegae Co. Ltd. (Department Stores)               21,450       11,107,530
                                                                ------------
                                                                  55,382,190
                                                                ------------

                              PHOENIX INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                  Shares           Value
                                                -----------     ------------

FOREIGN  COMMON STOCKS (CONTINUED)
TAIWAN -- 9.0%
Chinatrust Financial Holding Co.,
  Ltd. (Regional Banks)                           9,397,361     $  7,013,062
President Chain Store Corp. (Food
  Retail)                                         3,012,349        6,489,327
Taiwan Semiconductor
  Manufacturing Co. Ltd.
  (Semiconductors)                                3,971,794        7,164,169
                                                                ------------
                                                                  20,666,558
                                                                ------------
THAILAND -- 1.3%
PTT Exploration & Production PCL
  (Oil & Gas Exploration &
  Production)                                       800,000        2,257,420
Thai Beverage PCL (Brewers)                       4,576,000          849,942
                                                                ------------
                                                                   3,107,362
                                                                ------------
TURKEY -- 1.5%
Akbank TAS (Regional Banks)                         528,669        2,705,304
Enka Insaat ve Sanayi AS
  (Construction & Engineering)                      105,279          771,606
Haci Omer Sabanci Holding AS
  (Multi-Sector Holdings)                                 3               10
                                                                ------------
                                                                   3,476,920
                                                                ------------
UNITED KINGDOM -- 3.8%
HSBC Holdings plc (Diversified
  Banks)                                            219,618        4,005,800
Old Mutual plc (Life & Health
  Insurance)                                      1,256,960        3,942,048
SABMiller plc (Brewers)                              41,300          765,048
                                                                ------------
                                                                   8,712,896
----------------------------------------------------------------------------
TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $154,313,492)                                 217,275,957
----------------------------------------------------------------------------
WARRANTS -- 0.5%
INDIA -- 0.5%
CLSA Financial Products Ltd. -
  HDFC Bank Ltd. Strike price
  0.00001 Indian Rupee expiration
  6/28/10 (Diversified Banks)                        39,418          794,233
CLSA Financial Products
  Ltd.-ICICI Bank Ltd. Strike
  price 0.00001 Indian Rupee
  expiration 5/10/10 (Diversified
  Banks)                                             20,700          315,344
                                                                ------------
 ---------------------------------------------------------------------------
TOTAL WARRANTS
  (Identified cost $884,189)                                       1,109,577
----------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS(c) -- 1.8%
BRAZIL -- 1.8%
AES Tiete SA (Electric Utilities)                   160,000        4,231,247
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.5%
  (IDENTIFIED COST $158,946,133)                                 222,616,781
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
MONEY MARKET MUTUAL FUNDS -- 0.1%
BlackRock Liquidity Funds
  TempCash Portfolio (seven day
  effective yield 5.21%)                             57,764           57,764


                                                    Shares         Value
                                                    -------     ------------

SHORT-TERM INVESTMENTS (CONTINUED)
MONEY MARKET MUTUAL FUNDS (CONTINUED)
BlackRock Liquidity Funds
  TempFund Portfolio  (seven
  day effective yield 5.20%)                         57,764     $     57,764
                                                                ------------
                                                                     115,528
                                                                ------------


    Coupon                                          Par
     Rate                Maturity                  (000)            Value
  ---------             ---------               -----------     ------------

COMMERCIAL PAPER(e) -- 1.6%
UBS Finance of Delaware
    5.340%                 10/2/06                   $3,895        3,893,844
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,009,950)                                     4,009,372
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.2%
  (Identified cost $162,956,083)                                 226,626,153(a)

OTHER ASSETS & LIABILITIES, NET -- 1.8%                            4,179,336
                                                                ------------

NET ASSETS -- 100.0%                                            $230,805,489
                                                                ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $65,851,266 and gross depreciation of $2,224,161 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $162,999,048.
(b)  Non-income producing.
(c) A common stock or preferred stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D in the Notes to Schedules of Investments.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $12,776,400 or 5.5% of net assets.
(e)  The rate shown is the discount rate.

Emerging Markets Fund


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Automobile Manufacturers                            3.3%
Brewers                                             3.9
Casinos & Gaming                                    4.7
Construction & Engineering                          0.3
Construction Materials                              2.9
Department Stores                                   5.0
Diversified Banks                                   8.4
Electric Utilities                                  4.9
Food Retail                                         2.9
General Merchandise Stores                          3.4
Gold                                                1.4
Health Care Services                                1.9
Homebuilding                                        0.3
Industrial Conglomerates                            2.8
Integrated Oil & Gas                                5.5
Integrated Telecommunication Services               0.5
Life & Health Insurance                             1.8
Multi-line Insurance                                3.4
Oil & Gas Exploration & Production                  1.0
Packaged Foods & Meats                              0.9
Personal Products                                   2.9
Property & Casualty Insurance                       0.8
Regional Banks                                      7.9
Semiconductors                                      9.0
Soft Drinks                                         4.1
Specialized Consumer Services                       3.8
Steel                                               0.8
Tobacco                                             6.2
Wireless Telecommunication Services                 5.3
                                                  -----
                                                  100.0%
                                                  =====

                              PHOENIX INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS -- 92.2%
AEROSPACE & DEFENSE -- 0.4%
Northrop Grumman Corp.                               17,600     $  1,198,032

AGRICULTURAL PRODUCTS -- 0.8%
Archer Daniels Midland Co.                           60,200        2,280,376

AIRLINES -- 1.0%
Southwest Airlines Co.                              173,400        2,888,844

APPAREL RETAIL -- 0.9%
Ann Taylor Stores Corp.(b)                           62,000        2,595,320

ASSET MANAGEMENT & CUSTODY BANKS -- 1.7%
Northern Trust Corp.                                 85,100        4,972,393

AUTOMOTIVE RETAIL -- 0.6%
AutoNation, Inc.(b)                                  81,500        1,703,350

COMMODITY CHEMICALS -- 0.8%
Celanese Corp. Series A                             140,300        2,511,370

COMMUNICATIONS EQUIPMENT -- 1.1%
Cisco Systems, Inc.(b)                              137,900        3,171,700

COMPUTER HARDWARE -- 3.6%
Hewlett-Packard Co.                                 291,000       10,676,790

CONSUMER FINANCE -- 1.3%
Capital One Financial Corp.                          47,300        3,720,618

DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
Computer Sciences Corp.(b)                           62,200        3,055,264

DIVERSIFIED BANKS -- 6.3%
U.S. Bancorp                                        300,800        9,992,576
Wachovia Corp.                                      156,921        8,756,192
                                                                ------------
                                                                  18,748,768
                                                                ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.7%
Dun & Bradstreet Corp.(b)                            26,800        2,009,732

DIVERSIFIED METALS & MINING -- 1.2%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)(c)                        40,900        2,178,334
Phelps Dodge Corp.                                   17,900        1,516,130
                                                                ------------
                                                                   3,694,464
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.5%
Vishay Intertechnology, Inc.(b)                     106,800        1,499,472

GAS UTILITIES -- 2.0%
Oneok, Inc.                                         160,700        6,072,853

HEALTH CARE DISTRIBUTORS -- 0.8%
AmerisourceBergen Corp.                              50,000        2,260,000

HEALTH CARE SERVICES -- 0.6%
Caremark Rx, Inc.                                    29,000        1,643,430

HOUSEHOLD PRODUCTS -- 1.2%
Colgate-Palmolive Co.                                59,400        3,688,740

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.6%
TXU Corp.                                           122,000        7,627,440

INDUSTRIAL CONGLOMERATES -- 1.5%
General Electric Co.                                124,600        4,398,380

INTEGRATED OIL & GAS -- 10.3%
ConocoPhillips                                      168,810       10,049,259
Exxon Mobil Corp.                                   188,100       12,621,510
Marathon Oil Corp.                                  100,300        7,713,070
                                                                ------------
                                                                  30,383,839
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.3%
AT&T, Inc.                                          161,400        5,255,184
BellSouth Corp.                                      34,800        1,487,700
                                                                ------------
                                                                   6,742,884
                                                                ------------


                                                    Shares         Value
                                                    -------     ------------

INVESTMENT BANKING & BROKERAGE -- 5.1%
Charles Schwab Corp. (The)                          231,300     $  4,140,270
Goldman Sachs Group, Inc. (The)                      44,800        7,578,816
Lehman Brothers Holdings, Inc.                       44,700        3,301,542
                                                                ------------
                                                                  15,020,628
                                                                ------------
LIFE & HEALTH INSURANCE -- 3.8%
MetLife, Inc.                                       124,600        7,062,328
Principal Financial Group, Inc.
  (The)                                              80,100        4,347,828
                                                                ------------
                                                                  11,410,156
                                                                ------------
MANAGED HEALTH CARE -- 2.7%
CIGNA Corp.                                          22,700        2,640,464
Health Net, Inc.(b)                                  74,800        3,255,296
Humana, Inc.(b)                                      30,650        2,025,659
                                                                ------------
                                                                   7,921,419
                                                                ------------
MOVIES & ENTERTAINMENT -- 1.5%
News Corp. Class A                                   74,000        1,454,100
Walt Disney Co. (The)                               101,400        3,134,274
                                                                ------------
                                                                   4,588,374
                                                                ------------
MULTI-LINE INSURANCE -- 2.9%
Assurant, Inc.                                      112,800        6,024,648
Genworth Financial, Inc. Class A                     74,300        2,601,243
                                                                ------------
                                                                   8,625,891
                                                                ------------
MULTI-UTILITIES -- 4.8%
OGE Energy Corp.                                    114,200        4,123,762
PG&E Corp.                                          116,900        4,868,885
Sempra Energy                                        60,400        3,035,100
Xcel Energy, Inc.                                   107,500        2,219,875
                                                                ------------
                                                                  14,247,622
                                                                ------------
OIL & GAS REFINING & MARKETING -- 2.9%
Tesoro Corp.                                         52,900        3,067,142
Valero Energy Corp.                                 109,000        5,610,230
                                                                ------------
                                                                   8,677,372
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION -- 1.2%
Overseas Shipholding Group, Inc.                     57,800        3,570,306

OTHER DIVERSIFIED FINANCIAL SERVICES -- 7.6%
Bank of America Corp.                               171,400        9,181,898
Citigroup, Inc.                                     115,190        5,721,487
JPMorgan Chase & Co.                                160,700        7,546,472
                                                                ------------
                                                                  22,449,857
                                                                ------------
PACKAGED FOODS & MEATS -- 2.2%
Campbell Soup Co.                                   179,900        6,566,350

PHARMACEUTICALS -- 4.6%
King Pharmaceuticals, Inc.(b)                       225,300        3,836,859
Merck & Co., Inc.                                   106,100        4,445,590
Pfizer, Inc.                                        187,800        5,326,008
                                                                ------------
                                                                  13,608,457
                                                                ------------
PROPERTY & CASUALTY INSURANCE -- 2.4%
Berkley (W.R.) Corp.                                135,075        4,780,304
Chubb Corp. (The)                                    44,000        2,286,240
                                                                ------------
                                                                   7,066,544
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.2%
CB Richard Ellis Group, Inc.
  Class A(b)                                        141,200        3,473,520

                              PHOENIX INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

REGIONAL BANKS -- 0.3%
AmSouth Bancorp                                      36,200     $  1,051,248

SEMICONDUCTOR EQUIPMENT -- 1.4%
LAM Research Corp.(b)                                93,900        4,256,487

STEEL -- 1.7%
Nucor Corp.                                          55,600        2,751,644
United States Steel Corp.                            37,600        2,168,768
                                                                ------------
                                                                   4,920,412
                                                                ------------
TECHNOLOGY DISTRIBUTORS -- 1.5%
Ingram Micro, Inc. Class A(b)                       236,100        4,523,676

TRUCKING -- 1.2%
YRC Worldwide, Inc.(b)                               94,000        3,481,760
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $218,546,287)                                 273,004,138
----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c) -- 6.2%
AUTOMOBILE MANUFACTURERS -- 1.3%
Honda Motor Co. Ltd. Sponsored
  ADR (Japan)                                       113,500        3,817,005

IT CONSULTING & OTHER SERVICES -- 1.7%
Accenture Ltd. Class A (United
  States)                                           158,900        5,038,719

PHARMACEUTICALS -- 1.5%
AstraZeneca plc Sponsored ADR
  (United Kingdom)                                   69,000        4,312,500

REINSURANCE -- 1.7%
Arch Capital Group Ltd.
  (Bermuda) (b)                                      81,600        5,180,784
----------------------------------------------------------------------------
TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $17,021,704)                                   18,349,008
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
  (IDENTIFIED COST $235,567,991)                                 291,353,146
                                                                ------------
SHORT-TERM INVESTMENTS -- 0.0%
MONEY MARKET MUTUAL FUNDS -- 0.0%
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.20%)                                       26,795           26,795
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $26,795)                                           26,795
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.4%
  (IDENTIFIED COST $235,594,786)                                 291,379,941(a)

OTHER ASSETS & LIABILITIES, NET -- 1.6%                            4,589,314
                                                                ------------

NET ASSETS -- 100.0%                                            $295,969,255
                                                                ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,986,119 and gross depreciation of $3,248,107 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $235,641,929.
(b)  Non-income producing security.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS -- 95.5%
ADVERTISING -- 0.2%
Interpublic Group of Cos., Inc.
  (The)(b)                                            2,600     $    25,740
Omnicom Group, Inc.                                   1,000          93,600
                                                                -----------
                                                                    119,340
                                                                -----------
AEROSPACE & DEFENSE -- 2.3%
Boeing Co. (The)                                      4,700          370,595
General Dynamics Corp.                                2,400          172,008
Goodrich Corp.                                          700           28,364
Honeywell International, Inc.                         5,000          204,500
L-3 Communications Holdings, Inc.                       700           54,831
Lockheed Martin Corp.                                 2,100          180,726
Northrop Grumman Corp.                                2,000          136,140
Raytheon Co.                                          2,700          129,627
Rockwell Collins, Inc.                                1,000           54,840
United Technologies Corp.                             6,000          380,100
                                                                ------------
                                                                   1,711,731
                                                                ------------
AGRICULTURAL PRODUCTS -- 0.2%
Archer Daniels Midland Co.                            3,900         147,732

AIR FREIGHT & LOGISTICS -- 0.9%
FedEx Corp.                                           1,800         195,624
United Parcel Service, Inc.
  Class B                                             6,400         460,416
                                                                -----------
                                                                    656,040
                                                                -----------
AIRLINES -- 0.1%
Southwest Airlines Co.                                4,200          69,972

ALUMINUM -- 0.2%
Alcoa, Inc.                                           5,200         145,808

APPAREL RETAIL -- 0.3%
Gap, Inc. (The)                                       3,300          62,535
Limited Brands, Inc.                                  2,100          55,629
TJX Cos., Inc. (The)                                  2,700          75,681
                                                                -----------
                                                                    193,845
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS -- 0.2%
Coach, Inc.(b)                                        2,300          79,120
Jones Apparel Group, Inc.                               700          22,708
Liz Claiborne, Inc.                                     600          23,706
V F Corp.                                               500          36,475
                                                                -----------
                                                                    162,009
                                                                -----------
APPLICATION SOFTWARE -- 0.4%
Adobe Systems, Inc.(b)                                3,400         127,330
Autodesk, Inc.(b)                                     1,400          48,692
Citrix Systems, Inc.(b)                               1,100          39,831
Compuware Corp.(b)                                    2,300          17,917
Intuit, Inc.(b)                                       2,100          67,389
Parametric Technology Corp.(b)                          620          10,825
                                                                -----------
                                                                    311,984
                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.1%
Ameriprise Financial, Inc.                            1,480          69,412
Bank of New York Co., Inc. (The)                      4,600         162,196
Federated Investors, Inc. Class B                       500          16,905
Franklin Resources, Inc.                                900          95,175
Janus Capital Group, Inc.                             1,300          25,636
Legg Mason, Inc.                                        800          80,688
Mellon Financial Corp.                                2,500          97,750
Northern Trust Corp.                                  1,100          64,273


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
ASSET MANAGEMENT & CUSTODY BANKS (CONTINUED)
State Street Corp.                                    2,000     $   124,800
T. Rowe Price Group, Inc.                             1,600          76,560
                                                                -----------
                                                                    813,395
                                                                -----------
AUTO PARTS & EQUIPMENT -- 0.1%
Johnson Controls, Inc.                                1,200          86,088

AUTOMOBILE MANUFACTURERS -- 0.3%
Ford Motor Co.                                       11,300          91,417
General Motors Corp.                                  3,400         113,084
                                                                -----------
                                                                    204,501
                                                                -----------
AUTOMOTIVE RETAIL -- 0.1%
AutoNation, Inc.(b)                                     900          18,810
AutoZone, Inc.(b)                                       300          30,990
                                                                -----------
                                                                     49,800
                                                                -----------
BIOTECHNOLOGY -- 1.2%
Amgen, Inc.(b)                                        6,900         493,557
Biogen Idec, Inc.(b)                                  2,000          89,360
Genzyme Corp.(b)                                      1,600         107,952
Gilead Sciences, Inc.(b)                              2,700         185,490
MedImmune, Inc.(b)                                    1,500          43,815
                                                                -----------
                                                                    920,174
                                                                -----------
BREWERS -- 0.3%
Anheuser-Busch Cos., Inc.                             4,600         218,546
Molson Coors Brewing Co. Class B                        300          20,670
                                                                -----------
                                                                    239,216
                                                                -----------
BROADCASTING & CABLE TV -- 1.0%
CBS Corp. Class B                                     4,650         130,991
Clear Channel Communications, Inc.                    3,000          86,550
Comcast Corp. Class A(b)                             12,400         456,940
Scripps (E.W.) Co. Class A                              500          23,965
Univision Communications, Inc.
  Class A(b)                                          1,300          44,642
                                                                -----------
                                                                    743,088
                                                                -----------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc.                          1,000          41,970
Masco Corp.                                           2,400          65,808
                                                                -----------
                                                                    107,778
                                                                -----------
CASINOS & GAMING -- 0.2%
Harrah's Entertainment, Inc.                          1,100          73,073
International Game Technology                         2,000          83,000
                                                                -----------
                                                                    156,073
                                                                -----------
COAL & CONSUMABLE FUELS -- 0.0%
Consol Energy, Inc.                                   1,100          34,903

COMMERCIAL PRINTING -- 0.1%
Donnelley (R.R.) & Sons Co.                           1,300          42,848

COMMUNICATIONS EQUIPMENT -- 2.8%
ADC Telecommunications, Inc.(b)                         671          10,065
Andrew Corp.(b)                                       1,000           9,230
Avaya, Inc.(b)                                        2,500          28,600
Ciena Corp.(b)                                          500          13,625
Cisco Systems, Inc.(b)                               36,200         832,600
Comverse Technology, Inc.(b)                          1,200          25,728
Corning, Inc.(b)                                      9,400         229,454

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
JDS Uniphase Corp.(b)                                10,100     $    22,119
Juniper Networks, Inc.(b)                             3,400          58,752
Lucent Technologies, Inc.(b)                         26,900          62,946
Motorola, Inc.                                       14,500         362,500
QUALCOMM, Inc.                                        9,800         356,230
Tellabs, Inc.(b)                                      2,700          29,592
                                                                -----------
                                                                  2,041,441
                                                                -----------
COMPUTER & ELECTRONICS RETAIL -- 0.2%
Best Buy Co., Inc.                                    2,450         131,222
Circuit City Stores, Inc.                               900          22,599
RadioShack Corp.                                        800          15,440
                                                                -----------
                                                                    169,261
                                                                -----------
COMPUTER HARDWARE -- 2.9%
Apple Computer, Inc.(b)                               5,000         385,150
Dell, Inc.(b)                                        13,500         308,340
Hewlett-Packard Co.                                  16,300         598,047
International Business Machines Corp.                 9,000         737,460
NCR Corp.(b)                                          1,100          43,428
Sun Microsystems, Inc.(b)                            21,000         104,370
                                                                -----------
                                                                  2,176,795
                                                                -----------
COMPUTER STORAGE & PERIPHERALS -- 0.5%
EMC Corp.(b)                                         13,600         162,928
Lexmark International, Inc.
  Class A(b)                                            600          34,596
Network Appliance, Inc.(b)                            2,200          81,422
QLogic Corp.(b)                                       1,000          18,900
SanDisk Corp.(b)                                      1,200          64,248
                                                                -----------
                                                                    362,094
                                                                -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                             500          38,445

CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                    600          46,950

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.7%
Caterpillar, Inc.                                     3,900         256,620
Cummins, Inc.                                           300          35,769
Deere & Co.                                           1,400         117,474
Navistar International Corp.(b)                         400          10,328
PACCAR, Inc.                                          1,500          85,530
                                                                -----------
                                                                    505,721
                                                                -----------
CONSUMER ELECTRONICS -- 0.0%
Harman International
  Industries, Inc.                                      400          33,376

CONSUMER FINANCE -- 0.9%
American Express Co.                                  7,200         403,776
Capital One Financial Corp.                           1,800         141,588
SLM Corp.                                             2,400         124,752
                                                                -----------
                                                                    670,116
                                                                -----------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.9%
Affiliated Computer Services,
  Inc. Class A(b)                                       700          36,302
Automatic Data Processing, Inc.                       3,300         156,222
Computer Sciences Corp.(b)                            1,000          49,120
Convergys Corp.(b)                                      800          16,520


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Electronic Data Systems Corp.                         3,100     $    76,012
First Data Corp.                                      4,500         189,000
Fiserv, Inc.(b)                                       1,000          47,090
Paychex, Inc.                                         2,000          73,700
Sabre Holdings Corp. Class A                            800          18,712
                                                                -----------
                                                                    662,678
                                                                -----------
DEPARTMENT STORES -- 0.7%
Dillard's, Inc. Class A                                 400          13,092
Federated Department Stores, Inc.                     3,260         140,865
Kohl's Corp.(b)                                       1,900         123,348
Nordstrom, Inc.                                       1,300          54,990
Penney (J.C.) Co., Inc.                               1,300          88,907
Sears Holdings Corp.(b)                                 500          79,045
                                                                -----------
                                                                    500,247
                                                                -----------
DISTILLERS & VINTNERS -- 0.1%
Brown-Forman Corp. Class B                              500          38,325
Constellation Brands, Inc.
  Class A(b)                                          1,200          34,536
                                                                -----------
                                                                     72,861
                                                                -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                     1,000          43,130

DIVERSIFIED BANKS -- 2.2%
Comerica, Inc.                                        1,000          56,920
U.S. Bancorp                                         10,700         355,454
Wachovia Corp.                                        9,434         526,417
Wells Fargo & Co.                                    20,000         723,600
                                                                -----------
                                                                  1,662,391
                                                                -----------
DIVERSIFIED CHEMICALS -- 0.8%
Ashland, Inc.                                           400          25,512
Dow Chemical Co. (The)                                5,800         226,084
Du Pont (E.I.) de Nemours & Co.                       5,500         235,620
Eastman Chemical Co.                                    500          27,010
Hercules, Inc.(b)                                       700          11,039
PPG Industries, Inc.                                  1,000          67,080
                                                                -----------
                                                                    592,345
                                                                -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
Cintas Corp.                                            800          32,664
Equifax, Inc.                                           800          29,368
                                                                -----------
                                                                     62,032
                                                                -----------
DIVERSIFIED METALS & MINING -- 0.2%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia) (c)                        1,100          58,586
Phelps Dodge Corp.                                    1,200         101,640
                                                                -----------
                                                                    160,226
                                                                -----------
DIVERSIFIED REIT's -- 0.1%
Vornado Realty Trust                                    700          76,300

DRUG RETAIL -- 0.6%
CVS Corp.                                             4,900         157,388
Walgreen Co.                                          6,000         266,340
                                                                -----------
                                                                    423,728
                                                                -----------

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
EDUCATION SERVICES -- 0.1%
Apollo Group, Inc. Class A(b)                           800     $    39,392

ELECTRIC UTILITIES -- 1.5%
Allegheny Energy, Inc.(b)                             1,000          40,170
American Electric Power Co., Inc.                     2,400          87,288
Edison International                                  1,900          79,116
Entergy Corp.                                         1,200          93,876
Exelon Corp.                                          4,000         242,160
FirstEnergy Corp.                                     2,000         111,720
FPL Group, Inc.                                       2,400         108,000
Pinnacle West Capital Corp.                             600          27,030
PPL Corp.                                             2,300          75,670
Progress Energy, Inc.                                 1,500          68,070
Southern Co. (The)                                    4,500         155,070
                                                                -----------
                                                                  1,088,170
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
American Power Conversion Corp.                       1,000          21,960
Cooper Industries Ltd. Class A                          500          42,610
Emerson Electric Co.                                  2,400         201,264
Rockwell Automation, Inc.                             1,000          58,100
                                                                -----------
                                                                    323,934
                                                                -----------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.2%
Agilent Technologies, Inc.(b)                         2,400          78,456
Symbol Technologies, Inc.                             1,500          22,290
Tektronix, Inc.                                         500          14,465
                                                                -----------
                                                                    115,211
                                                                -----------
ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Jabil Circuit, Inc.                                   1,100          31,427
Molex, Inc.                                             900          35,073
Sanmina-SCI Corp.(b)                                  3,200          11,968
Solectron Corp.(b)                                    5,500          17,930
                                                                -----------
                                                                     96,398
                                                                -----------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste Industries, Inc.(b)                      1,500          16,905
Waste Management, Inc.                                3,300         121,044
                                                                -----------
                                                                    137,949
                                                                -----------
FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.2%
Monsanto Co.                                          3,200         150,432

FOOD DISTRIBUTORS -- 0.2%
Sysco Corp.                                           3,700         123,765

FOOD RETAIL -- 0.4%
Kroger Co. (The)                                      4,300          99,502
Safeway, Inc.                                         2,700          81,945
Supervalu, Inc.                                       1,236          36,647
Whole Foods Market, Inc.                                800          47,544
                                                                -----------
                                                                    265,638
                                                                -----------
FOOTWEAR -- 0.1%
Nike, Inc. Class B                                    1,100          96,382

FOREST PRODUCTS -- 0.1%
Louisiana-Pacific Corp.                                 600          11,262
Weyerhaeuser Co.                                      1,500          92,295
                                                                -----------
                                                                    103,557
                                                                -----------


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
GAS UTILITIES -- 0.0%
Nicor, Inc.                                             300     $    12,828
Peoples Energy Corp.                                    200           8,130
                                                                -----------
                                                                     20,958
                                                                -----------
GENERAL MERCHANDISE STORES -- 0.5%
Big Lots, Inc.(b)                                       700          13,867
Dollar General Corp.                                  1,900          25,897
Family Dollar Stores, Inc.                              900          26,316
Target Corp.                                          5,100         281,775
                                                                -----------
                                                                    347,855
                                                                -----------
GOLD -- 0.2%
Newmont Mining Corp.                                  2,700         115,425

HEALTH CARE DISTRIBUTORS -- 0.4%
AmerisourceBergen Corp.                               1,200          54,240
Cardinal Health, Inc.                                 2,400         157,776
McKesson Corp.                                        1,800          94,896
Patterson Cos., Inc.(b)                                 800          26,888
                                                                -----------
                                                                    333,800
                                                                -----------
HEALTH CARE EQUIPMENT -- 1.5%
Bard (C.R.), Inc.                                       600          45,000
Baxter International, Inc.                            3,900         177,294
Becton, Dickinson & Co.                               1,500         106,005
Biomet, Inc.                                          1,500          48,285
Boston Scientific Corp.(b)                            6,963         102,983
Hospira, Inc.(b)                                        950          36,356
Medtronic, Inc.                                       6,800         315,792
St. Jude Medical, Inc.(b)                             2,200          77,638
Stryker Corp.                                         1,800          89,262
Zimmer Holdings, Inc.(b)                              1,400          94,500
                                                                -----------
                                                                  1,093,115
                                                                -----------
HEALTH CARE FACILITIES -- 0.3%
HCA, Inc.                                             2,500         124,725
Health Management Associates,
  Inc. Class A                                        1,400          29,260
Manor Care, Inc.                                        400          20,912
Tenet Healthcare Corp.(b)                             2,800          22,792
                                                                -----------
                                                                    197,689
                                                                -----------
HEALTH CARE SERVICES -- 0.5%
Caremark Rx, Inc.                                     2,500         141,675
Express Scripts, Inc.(b)                                800          60,392
Laboratory Corporation of
  America Holdings(b)                                   700          45,899
Medco Health Solutions, Inc.(b)                       1,700         102,187
Quest Diagnostics, Inc.                               1,000          61,160
                                                                -----------
                                                                    411,313
                                                                -----------
HEALTH CARE SUPPLIES -- 0.0%
Bausch & Lomb, Inc.                                     300          15,039

HEALTH CARE TECHNOLOGY -- 0.0%
IMS Health, Inc.                                      1,200          31,968

HOME ENTERTAINMENT SOFTWARE -- 0.1%
Electronic Arts, Inc.(b)                              1,800         100,224

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
HOME FURNISHINGS -- 0.0%
Leggett & Platt, Inc.                                 1,100     $    27,533

HOME IMPROVEMENT RETAIL -- 1.0%
Home Depot, Inc. (The)                               12,400         449,748
Lowe's Cos., Inc.                                     9,100         255,346
Sherwin-Williams Co. (The)                              700          39,046
                                                                -----------
                                                                    744,140
                                                                -----------
HOMEBUILDING -- 0.2%
Centex Corp.                                            700          36,834
Horton (D.R.), Inc.                                   1,600          38,320
KB Home                                                 500          21,900
Lennar Corp. Class A                                    800          36,200
Pulte Homes, Inc.                                     1,300          41,418
                                                                -----------
                                                                    174,672
                                                                -----------
HOMEFURNISHING RETAIL -- 0.1%
Bed, Bath & Beyond, Inc.(b)                           1,700          65,042

HOTELS, RESORTS & CRUISE LINES -- 0.5%
Carnival Corp.                                        2,600         122,278
Hilton Hotels Corp.                                   2,000          55,700
Marriott International, Inc.
  Class A                                             2,000          77,280
Starwood Hotels & Resorts
  Worldwide, Inc.                                     1,300          74,347
Wyndham Worldwide Corp.(b)                            1,240          34,683
                                                                -----------
                                                                    364,288
                                                                -----------
HOUSEHOLD APPLIANCES -- 0.1%
Black & Decker Corp.                                    400          31,740
Snap-On, Inc.                                           300          13,365
Stanley Works (The)                                     400          19,940
Whirlpool Corp.                                         500          42,055
                                                                -----------
                                                                    107,100
                                                                -----------
HOUSEHOLD PRODUCTS -- 2.1%
Clorox Co. (The)                                        900          56,700
Colgate-Palmolive Co.                                 3,100         192,510
Kimberly-Clark Corp.                                  2,700         176,472
Procter & Gamble Co. (The)                           18,852       1,168,447
                                                                -----------
                                                                  1,594,129
                                                                -----------
HOUSEWARES & SPECIALTIES -- 0.2%
Fortune Brands, Inc.                                    900          67,599
Newell Rubbermaid, Inc.                               1,700          48,144
                                                                -----------
                                                                    115,743
                                                                -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.1%
Monster Worldwide, Inc.(b)                              800          28,952
Robert Half International, Inc.                       1,000          33,970
                                                                -----------
                                                                     62,922
                                                                -----------
HYPERMARKETS & SUPER CENTERS -- 1.2%
Costco Wholesale Corp.                                2,800         139,104
Wal-Mart Stores, Inc.                                14,600         720,072
                                                                -----------
                                                                    859,176
                                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
AES Corp.(b)                                          4,000          81,560
Constellation Energy Group                            1,100          65,120


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (CONTINUED)
Dynegy, Inc. Class A(b)                               2,200     $    12,188
TXU Corp.                                             2,700         168,804
                                                                -----------
                                                                    327,672
                                                                -----------
INDUSTRIAL CONGLOMERATES -- 3.5%
3M Co.                                                4,500         334,890
General Electric Co. (d)                             61,300       2,163,890
Textron, Inc.                                           700          61,250
                                                                -----------
                                                                  2,560,030
                                                                -----------
INDUSTRIAL GASES -- 0.3%
Air Products & Chemicals, Inc.                        1,300          86,281
Praxair, Inc.                                         1,900         112,404
                                                                -----------
                                                                    198,685
                                                                -----------
INDUSTRIAL MACHINERY -- 0.6%
Danaher Corp.                                         1,400          96,138
Dover Corp.                                           1,200          56,928
Eaton Corp.                                             900          61,965
Illinois Tool Works, Inc.                             2,500         112,250
ITT Corp.                                             1,100          56,397
Pall Corp.                                              800          24,648
Parker-Hannifin Corp.                                   700          54,411
                                                                -----------
                                                                    462,737
                                                                -----------
INDUSTRIAL REIT's -- 0.1%
ProLogis                                              1,500          85,590

INSURANCE BROKERS -- 0.2%
AON Corp.                                             1,900          64,353
Marsh & McLennan Cos., Inc.                           3,300          92,895
                                                                -----------
                                                                    157,248
                                                                -----------
INTEGRATED OIL & GAS -- 5.8%
Chevron Corp.                                        13,089         848,953
ConocoPhillips                                        9,800         583,394
Exxon Mobil Corp. (d)                                35,300       2,368,630
Hess Corp.                                            1,400          57,988
Marathon Oil Corp.                                    2,078         159,798
Murphy Oil Corp.                                      1,000          47,550
Occidental Petroleum Corp.                            5,100         245,361
                                                                -----------
                                                                  4,311,674
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.8%
AT&T, Inc.                                           23,077         751,387
BellSouth Corp.                                      10,800         461,700
CenturyTel, Inc.                                        700          27,769
Citizens Communications Co.                           2,000          28,080
Embarq Corp.                                            902          43,630
Qwest Communications
  International, Inc.(b)                              9,400          81,968
Verizon Communications, Inc.                         17,200         638,636
Windstream Corp.                                      2,881          38,000
                                                                -----------
                                                                  2,071,170
                                                                -----------
INTERNET RETAIL -- 0.1%
Amazon.com, Inc.(b)                                   1,900          61,028

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES -- 1.3%
eBay, Inc.(b)                                         6,900     $   195,684
Google, Inc. Class A(b)                               1,300         522,470
VeriSign, Inc.(b)                                     1,500          30,300
Yahoo!, Inc.(b)                                       7,500         189,600
                                                                -----------
                                                                    938,054
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 2.5%
Bear Stearns Cos., Inc.  (The)                          700          98,070
Charles Schwab Corp. (The)                            6,200         110,980
E*TRADE Financial Corp.(b)                            2,600          62,192
Goldman Sachs Group, Inc. (The)                       2,600         439,842
Lehman Brothers Holdings, Inc.                        3,200         236,352
Merrill Lynch & Co., Inc.                             5,300         414,566
Morgan Stanley                                        6,400         466,624
                                                                -----------
                                                                  1,828,626
                                                                -----------
IT CONSULTING & OTHER SERVICES -- 0.0%
Unisys Corp.(b)                                       2,100          11,886

LEISURE PRODUCTS -- 0.1%
Brunswick Corp.                                         600          18,714
Hasbro, Inc.                                          1,000          22,750
Mattel, Inc.                                          2,300          45,310
                                                                -----------
                                                                     86,774
                                                                -----------
LIFE & HEALTH INSURANCE -- 1.2%
AFLAC, Inc.                                           2,900         132,704
Lincoln National Corp.                                1,730         107,398
MetLife, Inc.                                         4,500         255,060
Principal Financial Group, Inc.
  (The)                                               1,600          86,848
Prudential Financial, Inc.                            2,900         221,125
Torchmark Corp.                                         600          37,866
UnumProvident Corp.                                   1,900          36,841
                                                                -----------
                                                                    877,842
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.2%
Applera Corp. - Applied
  Biosystems Group                                    1,100          36,421
Fisher Scientific
  International, Inc.(b)                                700          54,768
Millipore Corp.(b)                                      300          18,390
PerkinElmer, Inc.                                       800          15,144
Thermo Electron Corp.(b)                                900          35,397
Waters Corp.(b)                                         600          27,168
                                                                -----------
                                                                    187,288
                                                                -----------
MANAGED HEALTH CARE -- 1.4%
Aetna, Inc.                                           3,400         134,470
CIGNA Corp.                                             700          81,424
Coventry Health Care, Inc.(b)                           950          48,944
Humana, Inc.(b)                                       1,000          66,090
UnitedHealth Group, Inc.                              8,000         393,600
WellPoint, Inc.(b)                                    3,700         285,085
                                                                -----------
                                                                  1,009,613
                                                                -----------
METAL & GLASS CONTAINERS -- 0.1%
Ball Corp.                                              600          24,270


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
METAL & GLASS CONTAINERS (CONTINUED)
Pactiv Corp.(b)                                         800     $    22,736
                                                                -----------
                                                                     47,006
                                                                -----------
MOTORCYCLE MANUFACTURERS -- 0.1%
Harley-Davidson, Inc.                                 1,600         100,400

MOVIES & ENTERTAINMENT -- 1.7%
News Corp. Class A                                   13,900         273,135
Time Warner, Inc.                                    24,100         439,343
Viacom, Inc. Class B(b)                               4,350         161,733
Walt Disney Co. (The)                                12,400         383,284
                                                                -----------
                                                                  1,257,495
                                                                -----------
MULTI-LINE INSURANCE -- 1.8%
American International Group,
  Inc                                                15,400       1,020,404
Genworth Financial, Inc. Class A                      2,300          80,523
Hartford Financial Services
  Group, Inc. (The)                                   1,800         156,150
Loews Corp.                                           2,400          90,960
                                                                -----------
                                                                  1,348,037
                                                                -----------
MULTI-UTILITIES -- 1.4%
Ameren Corp.                                          1,200          63,348
Centerpoint Energy, Inc.                              1,900          27,208
CMS Energy Corp.(b)                                   1,300          18,772
Consolidated Edison, Inc.                             1,500          69,300
Dominion Resources, Inc.                              2,100         160,629
DTE Energy Co.                                        1,100          45,661
Duke Energy Corp.                                     7,400         223,480
KeySpan Corp.                                         1,000          41,140
NiSource, Inc.                                        1,600          34,784
PG&E Corp.                                            2,100          87,465
Public Service Enterprise
  Group, Inc.                                         1,500          91,785
Sempra Energy                                         1,600          80,400
TECO Energy, Inc.                                     1,300          20,345
Xcel Energy, Inc.                                     2,400          49,560
                                                                -----------
                                                                  1,013,877
                                                                -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.(b)                                        5,700          88,692

OFFICE REIT'S -- 0.2%
Boston Properties, Inc.                                 500          51,670
Equity Office Properties Trust                        2,200          87,472
                                                                -----------
                                                                    139,142
                                                                -----------
OFFICE SERVICES & SUPPLIES -- 0.1%
Avery Dennison Corp.                                    600          36,102
Pitney Bowes, Inc.                                    1,300          57,681
                                                                -----------
                                                                     93,783
                                                                -----------
OIL & GAS DRILLING -- 0.3%
Noble Corp.                                             800          51,344
Rowan Cos., Inc.                                        700          22,141
Transocean, Inc.(b)                                   1,900         139,137
                                                                -----------
                                                                    212,622
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES -- 1.3%
Baker Hughes, Inc.                                    2,000         136,400

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
BJ Services Co.                                       1,900     $    57,247
Halliburton Co.                                       6,200         176,390
National-Oilwell Varco, Inc.(b)                       1,000          58,550
Schlumberger Ltd.                                     7,000         434,210
Weatherford International
  Ltd.(b)                                             2,100          87,612
                                                                -----------
                                                                    950,409
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION -- 0.9%
Anadarko Petroleum Corp.                              2,700         118,341
Apache Corp.                                          2,000         126,400
Chesapeake Energy Corp.                               2,200          63,756
Devon Energy Corp.                                    2,600         164,190
EOG Resources, Inc.                                   1,400          91,070
XTO Energy, Inc.                                      2,200          92,686
                                                                -----------
                                                                    656,443
                                                                -----------
OIL & GAS REFINING & MARKETING -- 0.3%
Sunoco, Inc.                                            800          49,752
Valero Energy Corp.                                   3,600         185,292
                                                                -----------
                                                                    235,044
                                                                -----------
OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
El Paso Corp.                                         4,200          57,288
Kinder Morgan, Inc.                                     600          62,910
Williams Cos., Inc. (The)                             3,600          85,932
                                                                -----------
                                                                    206,130
                                                                -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 5.2%
Bank of America Corp.                                26,842       1,437,926
Citigroup, Inc.                                      29,400       1,460,298
JPMorgan Chase & Co.                                 20,596         967,188
                                                                -----------
                                                                  3,865,412
                                                                -----------
PACKAGED FOODS & MEATS -- 0.9%
Campbell Soup Co.                                     1,100          40,150
ConAgra Foods, Inc.                                   3,100          75,888
Dean Foods Co.(b)                                       800          33,616
General Mills, Inc.                                   2,100         118,860
Heinz (H.J.) Co.                                      2,000          83,860
Hershey Co. (The)                                     1,000          53,450
Kellogg Co.                                           1,500          74,280
McCormick & Co., Inc.                                   800          30,384
Sara Lee Corp.                                        4,600          73,922
Tyson Foods, Inc. Class A                             1,500          23,820
Wrigley (Wm) Jr. Co.                                  1,300          59,878
                                                                -----------
                                                                    668,108
                                                                -----------
PAPER PACKAGING -- 0.1%
Bemis Co., Inc.                                         600          19,716
Sealed Air Corp.                                        500          27,060
Temple-Inland, Inc.                                     600          24,060
                                                                -----------
                                                                     70,836
                                                                -----------
PAPER PRODUCTS -- 0.2%
International Paper Co.                               2,700          93,501
MeadWestvaco Corp.                                    1,100          29,161
                                                                -----------
                                                                    122,662
                                                                -----------


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co.                                      500     $    25,295
Avon Products, Inc.                                   2,700          82,782
Estee Lauder Cos., Inc. (The)
  Class A                                               700          28,231
                                                                -----------
                                                                    136,308
                                                                -----------
PHARMACEUTICALS -- 6.6%
Abbott Laboratories                                   9,100         441,896
Allergan, Inc.                                          900         101,349
Barr Pharmaceuticals, Inc.(b)                           600          31,164
Bristol-Myers Squibb Co.                             11,800         294,056
Forest Laboratories, Inc.(b)                          1,900          96,159
Johnson & Johnson                                    17,400       1,129,956
King Pharmaceuticals, Inc.(b)                         1,500          25,545
Lilly (Eli) & Co.                                     5,800         330,600
Merck & Co., Inc.                                    12,900         540,510
Mylan Laboratories, Inc.                              1,300          26,169
Pfizer, Inc.                                         43,300       1,227,988
Schering Plough Corp.                                 8,900         196,601
Watson Pharmaceuticals, Inc.(b)                         600          15,702
Wyeth                                                 8,000         406,720
                                                                -----------
                                                                  4,864,415
                                                                -----------
PHOTOGRAPHIC PRODUCTS -- 0.1%
Eastman Kodak Co.                                     1,700          38,080

PROPERTY & CASUALTY INSURANCE -- 1.1%
Allstate Corp. (The)                                  3,700         232,101
AMBAC Financial Group, Inc.                             600          49,650
Chubb Corp. (The)                                     2,400         124,704
Cincinnati Financial Corp.                            1,004          48,252
MBIA, Inc.                                              800          49,152
Progressive Corp. (The)                               4,700         115,338
Safeco Corp.                                            700          41,251
St. Paul Travelers Cos., Inc.
  (The)                                               4,059         190,327
                                                                -----------
                                                                    850,775
                                                                -----------
PUBLISHING & PRINTING -- 0.4%
Dow Jones & Co., Inc.                                   400          13,416
Gannett Co., Inc.                                     1,400          79,562
McGraw-Hill Cos., Inc. (The)                          2,100         121,863
Meredith Corp.                                          200           9,866
New York Times Co. (The) Class A                        900          20,682
Tribune Co.                                           1,100          35,992
                                                                -----------
                                                                    281,381
                                                                -----------
RAILROADS -- 0.7%
Burlington Northern Santa Fe Corp.                    2,100         154,224
CSX Corp.                                             2,700          88,641
Norfolk Southern Corp.                                2,500         110,125
Union Pacific Corp.                                   1,600         140,800
                                                                -----------
                                                                    493,790
                                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
Realogy Corp.(b)                                      1,550          35,154

REGIONAL BANKS -- 1.9%
AmSouth Bancorp                                       2,100          60,984
BB&T Corp.                                            3,200         140,096

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
Commerce Bancorp, Inc.                                1,100     $    40,381
Compass Bancshares, Inc.                                800          45,584
Fifth Third Bancorp                                   3,300         125,664
First Horizon National Corp.                            700          26,607
Huntington Bancshares, Inc.                           1,500          35,895
KeyCorp                                               2,400          89,856
M&T Bank Corp.                                          500          59,980
Marshall & Ilsley Corp.                               1,400          67,452
National City Corp.                                   3,300         120,780
North Fork Bancorporation, Inc.                       2,800          80,192
PNC Financial Services Group,
  Inc. (The)                                          1,700         123,148
Regions Financial Corp.                               2,736         100,657
SunTrust Banks, Inc.                                  2,200         170,016
Synovus Financial Corp.                               1,900          55,803
Zions Bancorp                                           600          47,886
                                                                -----------
                                                                  1,390,981
                                                                -----------
RESIDENTIAL REIT'S -- 0.3%
Apartment Investment &
  Management Co. Class A                                600          32,646
Archstone-Smith Trust                                 1,300          70,772
Equity Residential Properties
  Trust                                               1,700          85,986
                                                                -----------
                                                                    189,404
                                                                -----------
RESTAURANTS -- 0.8%
Darden Restaurants, Inc.                                800          33,976
McDonald's Corp.                                      7,300         285,576
Starbucks Corp.(b)                                    4,600         156,630
Wendy's International, Inc.                             700          46,900
Yum! Brands, Inc.                                     1,600          83,280
                                                                -----------
                                                                    606,362
                                                                -----------
RETAIL REIT'S -- 0.2%
Kimco Realty Corp.                                    1,300          55,731
Simon Property Group, Inc.                            1,200         108,744
                                                                -----------
                                                                    164,475
                                                                -----------
SEMICONDUCTOR EQUIPMENT -- 0.3%
Applied Materials, Inc.                               9,100         161,343
KLA-Tencor Corp.                                      1,200          53,364
Novellus Systems, Inc.(b)                               800          22,128
Teradyne, Inc.(b)                                     1,200          15,792
                                                                -----------
                                                                    252,627
                                                                -----------
SEMICONDUCTORS -- 2.3%
Advanced Micro Devices, Inc.(b)                       2,900          72,065
Altera Corp.(b)                                       2,200          40,436
Analog Devices, Inc.                                  2,200          64,658
Broadcom Corp. Class A(b)                             2,800          84,952
Freescale Semiconductor, Inc.
  Class B(b)                                          2,418          91,908
Intel Corp.                                          34,200         703,494
Linear Technology Corp.                               1,800          56,016
LSI Logic Corp.(b)                                    2,400          19,728
Maxim Integrated Products, Inc.                       1,900          53,333


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Micron Technology, Inc.(b)                            4,200     $    73,080
National Semiconductor Corp.                          1,800          42,354
NVIDIA Corp.(b)                                       2,100          62,139
PMC-Sierra, Inc.(b)                                   1,200           7,128
Texas Instruments, Inc.                               9,100         302,575
Xilinx, Inc.                                          2,100          46,095
                                                                -----------
                                                                  1,719,961
                                                                -----------
SOFT DRINKS -- 1.7%
Coca-Cola Co. (The)                                  12,100         540,628
Coca-Cola Enterprises, Inc.                           1,600          33,328
Pepsi Bottling Group, Inc. (The)                        800          28,400
PepsiCo, Inc.                                         9,800         639,548
                                                                -----------
                                                                  1,241,904
                                                                -----------
SPECIALIZED CONSUMER SERVICES -- 0.1%
Block (H&R),  Inc.                                    2,000          43,480

SPECIALIZED FINANCE -- 0.3%
Chicago Mercantile Exchange
  Holdings, Inc.                                        200          95,650
CIT Group, Inc.                                       1,200          58,356
Moody's Corp.                                         1,400          91,532
                                                                -----------
                                                                    245,538
                                                                -----------
SPECIALIZED REITS -- 0.1%
Plum Creek Timber Co., Inc.                           1,100          37,444
Public Storage, Inc.                                    600          51,594
                                                                -----------
                                                                     89,038
                                                                -----------
SPECIALTY CHEMICALS -- 0.2%
Ecolab, Inc.                                          1,100          47,102
International Flavors &
  Fragrances, Inc.                                      500          19,770
Rohm & Haas Co.                                         900          42,615
Sigma-Aldrich Corp.                                     400          30,268
                                                                -----------
                                                                    139,755
                                                                -----------
SPECIALTY STORES -- 0.3%
Office Depot, Inc.(b)                                 1,700          67,490
OfficeMax, Inc.                                         400          16,296
Staples, Inc.                                         4,400         107,052
Tiffany & Co.                                           800          26,560
                                                                -----------
                                                                    217,398
                                                                -----------
STEEL -- 0.2%
Allegheny Technologies, Inc.                            500          31,095
Nucor Corp.                                           1,800          89,082
United States Steel Corp.                               700          40,376
                                                                -----------
                                                                    160,553
                                                                -----------
SYSTEMS SOFTWARE -- 2.8%
BMC Software, Inc.(b)                                 1,300          35,386
CA, Inc.                                              2,393          56,690
Microsoft Corp.                                      51,300       1,402,029
Novell, Inc.(b)                                       2,000          12,240
Oracle Corp.(b)                                      23,433         415,701
Symantec Corp.(b)                                     5,866         124,829
                                                                -----------
                                                                  2,046,875
                                                                -----------

                              PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE -- 1.6%
Countrywide Financial Corp.                           3,700     $   129,648
Fannie Mae                                            5,700         318,687
Freddie Mac                                           4,100         271,953
Golden West Financial Corp.                           1,500         115,875
MGIC Investment Corp.                                   500          29,985
Sovereign Bancorp, Inc.                               2,220          47,752
Washington Mutual, Inc.                               5,742         249,605
                                                                -----------
                                                                  1,163,505
                                                                -----------
TIRES & RUBBER -- 0.0%
Goodyear Tire & Rubber Co.
  (The)(b)                                            1,100          15,950

TOBACCO -- 1.4%
Altria Group, Inc.                                   12,400         949,220
Reynolds American, Inc.                               1,000          61,970
UST, Inc.                                             1,000          54,830
                                                                -----------
                                                                  1,066,020
                                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger (W.W.), Inc.                                   400          26,808

TRUCKING -- 0.0%
Ryder System, Inc.                                      400          20,672

WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
ALLTEL Corp.                                          2,300         127,650
Sprint Nextel Corp.                                  17,858         306,265
                                                                -----------
                                                                    433,915
                                                                -----------
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $60,152,194)                                  70,726,560
---------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c) -- 0.9%
INDUSTRIAL CONGLOMERATES -- 0.5%
Tyco International Ltd. (United
  States)                                            12,000         335,880

INDUSTRIAL MACHINERY -- 0.1%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                                     2,000          75,960

OIL & GAS DRILLING -- 0.1%
Nabors Industries Ltd. (United
  States) (b)                                         1,900          56,525

PROPERTY & CASUALTY INSURANCE -- 0.2%
ACE Ltd. (United States)                              1,900         103,987
XL Capital Ltd. Class A (United
  States)                                             1,100          75,570
                                                                -----------
                                                                    179,557
                                                                -----------
---------------------------------------------------------------------------
TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $726,841)                                        647,922
---------------------------------------------------------------------------
RIGHTS -- 0.0%
COMPUTER STORAGE & PERIPHERALS -- 0.0%
Seagate Technology Tax Refund
  Rights (e)                                          8,400               0
---------------------------------------------------------------------------
TOTAL RIGHTS
  (Identified cost $0)                                                    0
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
  (IDENTIFIED COST $60,879,035)                                  71,374,482
---------------------------------------------------------------------------


                                                    Shares         Value
                                                    -------     -----------

SHORT-TERM INVESTMENTS -- 3.6%
MONEY MARKET MUTUAL FUNDS -- 3.2%
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.20%)                                    1,134,073     $ 1,134,073
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.21%)                      1,074,044       1,074,044
JPMorgan Prime Money Market
  Fund (seven day effective
  yield 5.17%)                                      136,505         136,505
                                                                -----------
                                                                  2,344,622
                                                                -----------


    Coupon                                          Par
     Rate                  Maturity                (000)            Value
  ---------               ---------               ---------     -----------
U.S. TREASURY BILL(f) -- 0.4%
U.S. Treasury Bill
    4.780%                 12/28/06                    $320         316,365
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,660,883)                                    2,660,987
---------------------------------------------------------------------------


TOTAL INVESTMENTS -- 100.0%
  (Identified cost $63,539,918)                                  74,035,469(a)

OTHER ASSETS & LIABILITIES, NET -- 0.0%                              19,638
                                                                -----------

NET ASSETS -- 100.0%                                            $74,055,107
                                                                ===========

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,493,879 and gross depreciation of $6,581,289 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $65,122,879.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on the criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion segregated as collateral for futures contracts.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2006, these securities amounted to a value of $0 or 0.0% of the net assets of the Fund. For acquisition information see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) The rate shown is the discount rate.

                              PHOENIX INSIGHT FUNDS
                               INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

FOREIGN  COMMON STOCKS(c) -- 96.6%
AUSTRALIA -- 4.6%
Aristocrat Leisure Ltd. (Casinos
  & Gaming)                                         415,400     $  4,365,331
Australia and New Zealand Banking
  Group Ltd. (Diversified Banks)                    171,800        3,439,227
Woolworths Ltd. (Food Retail)                       333,230        5,031,705
                                                                ------------
                                                                  12,836,263
                                                                ------------
BELGIUM -- 2.9%
Colruyt SA (Food Retail)                             21,040        3,591,108
InBev N.V. (Brewers)                                 86,000        4,735,066
                                                                ------------
                                                                   8,326,174
                                                                ------------
BRAZIL -- 4.5%
Banco Itau Holding Financieira SA
  Sponsored ADR (Diversified
  Banks)                                            135,400        4,062,000
Souza Cruz SA (Tobacco)                             180,700        2,817,334
Westfield Group (Real Estate
  Management & Development)                         410,026        5,751,256
                                                                ------------
                                                                  12,630,590
                                                                ------------
FRANCE -- 2.9%
M6-Metropole Television SA
  (Broadcasting & Cable TV)                         105,500        3,237,468
Total SA (Integrated Oil & Gas)                      75,400        4,947,883
                                                                ------------
                                                                   8,185,351
                                                                ------------
INDIA -- 1.9%
HDFC Bank Ltd. ADR (Diversified
  Banks)                                             87,900        5,366,295

IRELAND -- 5.6%
Allied Irish Banks plc
  (Diversified Banks)                                26,500          705,672
Allied Irish Banks plc
  (Diversified Banks)                               104,700        2,784,087
Anglo Irish Bank Corp. plc
  (Diversified Banks)                               743,500       12,209,235
                                                                ------------
                                                                  15,698,994
                                                                ------------
JAPAN -- 6.4%
Daito Trust Construction Co. Ltd.
  (Homebuilding)                                     85,800        4,655,898
Millea Holdings, Inc. (Property &
  Casualty Insurance)                               210,000        7,324,445
Toyota Motor Corp. (Automobile
  Manufacturers)                                    110,000        5,978,413
                                                                ------------
                                                                  17,958,756
                                                                ------------
MEXICO -- 4.4%
America Movil S.A. de C.V. ADR
  Series L (Wireless
  Telecommunication Services)                       117,400        4,622,038
America Telecom S.A. de C.V. A1
  (Wireless Telecommunication
  Services) (b)                                     149,600        1,013,753
Grupo Modelo S.A. de C.V. Series
  C (Brewers)                                     1,557,100        6,796,910
                                                                ------------
                                                                  12,432,701
                                                                ------------
NETHERLANDS -- 3.0%
Aalberts Industries N.V
  (Industrial Machinery)                             48,300        3,579,887


                                                    Shares         Value
                                                    -------     -----------

FOREIGN  COMMON STOCKS (CONTINUED)
NETHERLANDS (CONTINUED)
ABN AMRO Holding N.V
  (Diversified Banks)                                 3,659     $    106,710
TNT N.V. (Air Freight &
  Logistics)                                        123,840        4,696,941
                                                                ------------
                                                                   8,383,538
                                                                ------------
NORWAY -- 1.5%
Orkla ASA (Industrial
  Conglomerates)                                     87,700        4,172,287

SOUTH AFRICA -- 1.8%
Remgro Ltd. (Industrial
  Conglomerates)                                    260,200        5,144,702

SOUTH KOREA -- 4.0%
Kangwon Land, Inc. (Casinos &
  Gaming)                                           155,700        3,290,885
KT&G Corp. (Tobacco)                                 55,700        3,384,677
Lotte Confectionary Co. Ltd.
  (Packaged Foods & Meats)                            1,331        1,623,222
S1 Corp. (Specialized Consumer
  Services)                                          78,690        3,064,440
                                                                ------------
                                                                  11,363,224
                                                                ------------
SPAIN -- 12.4%
Banco Bilbao Vizcaya Argentaria
  S.A. (Diversified Banks)                          477,400       11,047,983
Enagas S.A. (Gas Utilities)                         538,773       13,055,822
Red Electrica de Espana (Electric
  Utilities)                                        278,343       10,803,920
                                                                ------------
                                                                  34,907,725
                                                                ------------
SWITZERLAND -- 13.6%
Kuehne & Nagel International AG
  (Marine)                                          108,120        7,479,211
Lindt & Spruengli AG (Packaged
  Foods & Meats)                                        765        1,723,384
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                           20,503        7,148,873
Novartis AG Registered Shares
  (Pharmaceuticals)                                 104,400        6,094,766
Roche Holding AG Registered
  Shares (Pharmaceuticals)                           58,472       10,109,678
UBS AG (Diversified Capital
  Markets)                                           94,300        5,640,881
                                                                ------------
                                                                  38,196,793
                                                                ------------
TAIWAN -- 1.4%
Taiwan Semiconductor
  Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                    419,398        4,026,223

UNITED KINGDOM -- 24.5%
Barrat Developments plc
  (Homebuilding)                                    118,600        2,367,160
British American Tobacco plc
  (Tobacco)                                         445,067       12,033,120
Cadbury Schweppes plc (Packaged
  Foods & Meats)                                    423,900        4,512,108
Diageo plc (Distillers &
  Vintners)                                         466,449        8,240,085
HSBC Holdings plc (Diversified
  Banks)                                            277,607        5,063,506
Imperial Tobacco Group plc
  (Tobacco)                                         275,862        9,193,852
Northern Rock plc (Thrifts &
  Mortgage Finance)                                  64,300        1,406,175
Reckitt Benckiser plc (Household
  Products)                                         105,400        4,369,220

                              PHOENIX INSIGHT FUNDS
                               INTERNATIONAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

FOREIGN  COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Royal Bank of Scotland Group plc
  (Diversified Banks)                               209,601     $  7,217,067
Signet Group plc (Specialty
  Stores)                                            43,357           89,703
Tesco plc (Food Retail)                           2,136,389       14,400,199
                                                                ------------
                                                                  68,892,195
                                                                ------------
UNITED STATES -- 1.2%
News Corp. Class B (Movies &
  Entertainment)                                    167,200        3,383,278
----------------------------------------------------------------------------

TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $253,466,809)                                 271,905,089
----------------------------------------------------------------------------
WARRANTS -- 1.2%
INDIA -- 1.2%
CLSA Financial Products Ltd. -
  Bharat Heavy Electricals Ltd.
  Strike price 0.00001 Indian
  Rupee expiration 7/20/10
  (Electrical Components &
  Equipment)                                         53,350        2,786,631
CLSA Financial Products Ltd. -
  HDFC Bank Ltd. Strike price
  0.00001 Indian Rupee expiration
  6/28/10 (Diversified Banks)                        30,500          614,544
                                                                ------------
                                                                   3,401,175
                                                                ------------
----------------------------------------------------------------------------
TOTAL WARRANTS
  (Identified cost $3,154,370)                                     3,401,175
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
  (IDENTIFIED COST $256,621,179)                                 275,306,264
----------------------------------------------------------------------------


    Coupon                                            Par
     Rate                  Maturity                  (000)          Value
  ---------                --------                --------     -------------
SHORT-TERM INVESTMENTS -- 0.2%
COMMERCIAL PAPER(d) -- 0.2%
International Lease Finance Corp.
    5.360%                 10/2/06                     $210          209,969
UBS Finance of Delaware
    5.340%                 10/2/06                      350          349,948
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $559,917)                                         559,917
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.0%
  (Identified cost $257,181,096)                                 275,866,181(a)

OTHER ASSETS & LIABILITIES, NET -- 2.0%                            5,561,758
                                                                ------------

NET ASSETS -- 100.0%                                            $281,427,939
                                                                ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,930,539 and gross depreciation of $2,260,347 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $257,195,989.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

International Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Air Freight & Logistics                             1.7%
Automobile Manufacturers                            2.2
Brewers                                             4.2
Broadcasting & Cable TV                             1.2
Casinos & Gaming                                    2.8
Distillers & Vintners                               3.0
Diversified Banks                                  19.1
Diversified Capital Markets                         2.0
Electric Utilities                                  3.9
Electrical Components & Equipment                   1.0
Food Retail                                         8.4
Gas Utilities                                       4.7
Homebuilding                                        2.5
Household Products                                  1.6
Industrial Conglomerates                            3.4
Industrial Machinery                                1.3
Integrated Oil & Gas                                1.8
Marine                                              2.7
Movies & Entertainment                              1.2
Packaged Foods & Meats                              5.5
Pharmaceuticals                                     5.9
Property & Casualty Insurance                       2.7
Real Estate Management & Development                2.1
Semiconductors                                      1.5
Specialized Consumer Services                       1.1
Thrifts & Mortgage Finance                          0.5
Tobacco                                            10.0
Wireless Telecommunication Services                 2.0
                                                  -----
                                                  100.0%
                                                  =====

                              PHOENIX INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS -- 98.9%
AEROSPACE & DEFENSE -- 1.8%
BE Aerospace, Inc.(b)                                18,300     $   385,947
Orbital Sciences Corp.(b)                             4,850          91,034
                                                                -----------
                                                                    476,981
                                                                -----------
ALTERNATIVE CARRIERS -- 1.1%
Premiere Global Services,
  Inc.(b)                                            33,800         293,384

APPAREL RETAIL -- 3.2%
Bebe Stores, Inc.                                     9,050         224,259
Charming Shoppes, Inc.(b)                            31,250         446,250
Genesco, Inc.(b)                                      5,080         175,108
                                                                -----------
                                                                    845,617
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS -- 1.4%
Quiksilver, Inc.(b)                                  10,600         128,790
Volcom, Inc.(b)                                      10,300         232,162
                                                                -----------
                                                                    360,952
                                                                -----------
APPLICATION SOFTWARE -- 5.4%
Ansoft Corp.(b)                                      16,700         415,997
ANSYS, Inc.(b)                                        8,220         363,160
Blackbaud, Inc.                                      18,450         405,715
FactSet Research Systems, Inc.                        5,150         250,136
                                                                -----------
                                                                  1,435,008
                                                                -----------
AUTOMOTIVE RETAIL -- 1.4%
Pantry, Inc. (The)(b)                                 6,700         377,679

BIOTECHNOLOGY -- 2.9%
Alkermes, Inc.(b)                                    11,150         176,728
Digene Corp.(b)                                       8,550         368,932
QLT, Inc.(b)                                         16,000         121,600
United Therapeutics Corp.(b)                          1,750          91,945
                                                                -----------
                                                                    759,205
                                                                -----------
BROADCASTING & CABLE TV -- 0.8%
Mediacom Communications Corp.
  Class A(b)                                         30,400         216,448

BUILDING PRODUCTS -- 1.1%
Insteel Industries, Inc.                              8,900         176,843
PW Eagle, Inc.                                        3,600         108,036
                                                                -----------
                                                                    284,879
                                                                -----------
CATALOG RETAIL -- 2.1%
Coldwater Creek, Inc.(b)                             12,005         345,264
PetMed Express, Inc.(b)                              21,100         220,284
                                                                -----------
                                                                    565,548
                                                                -----------
COMMERCIAL PRINTING -- 0.8%
Harland (John H.) Co.                                 5,700         207,765

COMMUNICATIONS EQUIPMENT -- 4.8%
Blue Coat Systems, Inc.(b)                           11,100         199,911
InterDigital Communications
  Corp.(b)                                            7,650         260,865
Ixia(b)                                              43,700         389,367
Polycom, Inc.(b)                                     17,100         419,463
                                                                -----------
                                                                  1,269,606
                                                                -----------
COMPUTER STORAGE & PERIPHERALS -- 1.3%
Komag, Inc.(b)                                        5,200         166,192
Rimage Corp.(b)                                       8,150         182,723
                                                                -----------
                                                                    348,915
                                                                -----------


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING -- 1.1%
Comfort Systems USA, Inc.                             9,850     $   112,881
EMCOR Group, Inc.(b)                                  3,300         180,972
                                                                -----------
                                                                    293,853
                                                                -----------
CONSTRUCTION MATERIALS -- 0.5%
Headwaters, Inc.(b)                                   5,480         127,958

CONSUMER FINANCE -- 3.4%
CompuCredit Corp.(b)                                  6,630         200,292
First Cash Financial Services,
  Inc.(b)                                            16,200         333,558
Nelnet, Inc. Class A(b)                              11,560         355,355
                                                                -----------
                                                                    889,205
                                                                -----------
DATA PROCESSING & OUTSOURCED SERVICES -- 0.5%
TALX Corp.                                            5,250         128,730

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.2%
Corporate Executive Board Co.                         1,360         122,278
Navigant Consulting, Inc.(b)                          9,250         185,555
                                                                -----------
                                                                    307,833
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
Regal-Beloit Corp.                                    3,350         145,725

ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.5%
Itron, Inc.(b)                                        2,600         145,080

HEALTH CARE DISTRIBUTORS -- 3.8%
Owens & Minor, Inc.                                  16,100         529,529
PSS World Medical, Inc.(b)                           23,250         464,767
                                                                -----------
                                                                    994,296
                                                                -----------
HEALTH CARE EQUIPMENT -- 2.1%
IRIS International, Inc.(b)                           7,150          82,225
Meridian Bioscience, Inc.                             4,600         108,146
Natus Medical, Inc.(b)                               13,500         184,275
Vital Signs, Inc.                                     3,000         169,830
                                                                -----------
                                                                    544,476
                                                                -----------
HEALTH CARE FACILITIES -- 1.3%
Sunrise Senior Living, Inc.(b)                       11,700         349,479

HEALTH CARE SERVICES -- 2.3%
Chemed Corp.                                          2,750          88,715
Gentiva Health Services, Inc.(b)                      4,420          72,665
InVentiv Health, Inc.(b)                             13,600         435,608
                                                                -----------
                                                                    596,988
                                                                -----------
HEALTH CARE SUPPLIES -- 3.3%
Immucor, Inc.(b)                                     18,200         407,862
LifeCell Corp.(b)                                    14,510         467,512
                                                                -----------
                                                                    875,374
                                                                -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 1.6%
Labor Ready, Inc.(b)                                 14,350         228,595
Resources Connection, Inc.(b)                         7,700         206,283
                                                                -----------
                                                                    434,878
                                                                -----------
INDUSTRIAL CONGLOMERATES -- 1.1%
Tredegar Corp.                                       16,700         279,558

INDUSTRIAL MACHINERY -- 1.4%
Actuant Corp. Class A                                 1,730          86,673
Dynamic Materials Corp.                               3,500         113,470
Gardner Denver, Inc.(b)                               5,440         179,955
                                                                -----------
                                                                    380,098
                                                                -----------

                              PHOENIX INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES -- 1.6%
General Communication, Inc.(b)                       34,000     $   421,260

INTERNET RETAIL -- 1.2%
Nutri/System, Inc.(b)                                 5,250         327,023

INTERNET SOFTWARE & SERVICES -- 5.2%
Digital Insight Corp.(b)                             13,800         404,616
Digital River, Inc.(b)                                4,090         209,081
eCollege.com, Inc.(b)                                 8,310         132,877
Online Resources Corp.(b)                             9,450         115,763
RealNetworks, Inc.(b)                                33,650         357,026
ValueClick, Inc.(b)                                   8,550         158,517
                                                                -----------
                                                                  1,377,880
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 0.6%
Optionsxpress Holding, Inc.                           5,700         158,916

IT CONSULTING & OTHER SERVICES -- 1.8%
RightNow Technologies, Inc.(b)                       12,300         192,003
SI International, Inc.(b)                             8,500         271,830
                                                                -----------
                                                                    463,833
                                                                -----------
LEISURE PRODUCTS -- 0.9%
Marvel Entertainment, Inc.(b)                         9,500         229,330

LIFE & HEALTH INSURANCE -- 0.3%
AmerUs Group Co.                                      1,180          80,252

LIFE SCIENCES TOOLS & SERVICES -- 3.2%
Kendle International, Inc.(b)                        13,350         427,467
Luminex Corp.(b)                                      6,000         109,380
Ventana Medical Systems, Inc.(b)                      7,500         306,225
                                                                -----------
                                                                    843,072
                                                                -----------
METAL & GLASS CONTAINERS -- 0.8%
AEP Industries, Inc.(b)                               5,000         209,750

MULTI-SECTOR HOLDINGS -- 0.9%
PICO Holdings, Inc.(b)                                7,200         234,360

OFFICE REIT'S -- 1.0%
BioMed Realty Trust, Inc.                             8,550         259,407

OFFICE SERVICES & SUPPLIES -- 1.9%
Herman Miller, Inc.                                  14,600         499,466

OIL & GAS DRILLING -- 1.3%
Grey Wolf, Inc.(b)                                   52,050         347,694

OIL & GAS EQUIPMENT & SERVICES -- 2.4%
Hydril(b)                                             5,090         285,345
Lufkin Industries, Inc.                               4,750         251,370
NS Group, Inc.(b)                                     1,400          90,370
                                                                -----------
                                                                    627,085
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION -- 2.1%
Atlas America, Inc.(b)                                2,950         125,906
Penn Virginia Corp.                                   5,300         336,073
Vaalco Energy, Inc.(b)                               12,600          90,468
                                                                -----------
                                                                    552,447
                                                                -----------
OIL & GAS REFINING & MARKETING -- 1.5%
Giant Industries, Inc.(b)                               950          77,140
World Fuel Services Corp.                             7,750         313,487
                                                                -----------
                                                                    390,627
                                                                -----------
PERSONAL PRODUCTS -- 2.1%
Mannatech, Inc.                                       6,780         120,141


                                                    Shares         Value
                                                    -------     -----------

DOMESTIC COMMON STOCKS (CONTINUED)
PERSONAL PRODUCTS (CONTINUED)
USANA Health Sciences, Inc.(b)                        9,730     $   433,861
                                                                -----------
                                                                    554,002
                                                                -----------
PHARMACEUTICALS -- 1.7%
Bentley Pharmaceuticals, Inc.(b)                     14,300         171,600
CNS, Inc.                                             5,900         166,557
ViroPharma, Inc.(b)                                   9,200         111,964
                                                                -----------
                                                                    450,121
                                                                -----------
PROPERTY & CASUALTY INSURANCE -- 2.0%
Tower Group, Inc.                                    11,050         368,517
Zenith National Insurance Corp.                       4,300         171,527
                                                                -----------
                                                                    540,044
                                                                -----------
REGIONAL BANKS -- 1.1%
Nara Bancorp, Inc.                                   15,600         285,324

RESTAURANTS -- 1.1%
Papa John's International,
  Inc.(b)                                             7,750         279,853

RETAIL REIT'S -- 0.7%
Acadia Realty Trust                                   7,800         198,900

SEMICONDUCTORS -- 5.2%
AMIS Holdings, Inc.(b)                               48,800         463,112
Cree, Inc.(b)                                         8,700         174,957
Micrel, Inc.(b)                                      14,140         135,602
Microsemi Corp.(b)                                   17,720         334,022
Silicon Image, Inc.(b)                               12,640         160,781
Trident Microsystems, Inc.(b)                         4,700         109,322
                                                                -----------
                                                                  1,377,796
                                                                -----------
SOFT DRINKS -- 0.7%
Hansen Natural Corp.(b)                               5,350         173,768

SPECIALIZED CONSUMER SERVICES -- 1.6%
Steiner Leisure Ltd.(b)                              10,000         420,500

SPECIALTY CHEMICALS -- 0.3%
Fuller (H.B.) Co.                                     3,900          91,416

SYSTEMS SOFTWARE -- 1.0%
MICROS Systems, Inc.(b)                               3,500         171,220
Radiant Systems, Inc.(b)                              8,000          96,640
                                                                -----------
                                                                    267,860
                                                                -----------
TECHNOLOGY DISTRIBUTORS -- 2.0%
Agilysys, Inc.                                       21,980         308,599
Synnex Corp.(b)                                       9,650         222,047
                                                                -----------
                                                                    530,646
                                                                -----------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $24,989,788)                                  26,128,150
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
  (IDENTIFIED COST $24,989,788)                                  26,128,150
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%
MONEY MARKET MUTUAL FUNDS -- 1.1%
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.20%)                                      231,773         231,773
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.21%)                         63,226          63,226

                              PHOENIX INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     -----------

SHORT-TERM INVESTMENTS (CONTINUED)
MONEY MARKET MUTUAL FUNDS (CONTINUED)
JPMorgan Prime Money Market
  Fund (seven day effective
  yield 5.17%)                                          198     $       198
                                                                -----------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $295,197)                                        295,197
---------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
  (Identified cost $25,284,985)                                  26,423,347(a)

OTHER ASSETS & LIABILITIES, NET -- 0.0%                               8,545
                                                                -----------

NET ASSETS -- 100.0%                                            $26,431,892
                                                                ===========

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,332,022 and gross depreciation of $1,230,845 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $25,322,170.
(b) Non-income producing.

                              PHOENIX INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS -- 97.9%
AEROSPACE & DEFENSE -- 0.8%
Teledyne Technologies, Inc.(b)                       99,470     $  3,939,012

APPAREL RETAIL -- 2.9%
Children's Place Retail Stores,
  Inc. (The)(b)                                     136,960        8,769,549
Guess?, Inc.(b)                                     127,540        6,189,516
                                                                ------------
                                                                  14,959,065
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS -- 3.2%
Phillips-Van Heusen Corp.                           186,210        7,777,992
Quiksilver, Inc.(b)                                 218,600        2,655,990
True Religion Apparel, Inc.(b)                      296,550        6,260,170
                                                                ------------
                                                                  16,694,152
                                                                ------------
APPLICATION SOFTWARE -- 1.9%
Blackbaud, Inc.                                     312,270        6,866,817
Quest Software, Inc.(b)                             221,680        3,165,591
                                                                ------------
                                                                  10,032,408
                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.6%
Ares Capital Corp.                                  219,120        3,817,071
MCG Capital Corp.                                   287,910        4,701,570
                                                                ------------
                                                                   8,518,641
                                                                ------------
AUTO PARTS & EQUIPMENT -- 1.4%
ArvinMeritor, Inc.                                  170,850        2,432,904
LKQ Corp.(b)                                        214,480        4,712,126
                                                                ------------
                                                                   7,145,030
                                                                ------------
AUTOMOTIVE RETAIL -- 2.8%
Group 1 Automotive, Inc.                             78,990        3,941,601
Pantry, Inc. (The)(b)                               115,880        6,532,155
Sonic Automotive, Inc. Class A                      185,920        4,292,893
                                                                ------------
                                                                  14,766,649
                                                                ------------
BIOTECHNOLOGY -- 0.4%
Digene Corp.(b)                                      50,780        2,191,157

BUILDING PRODUCTS -- 1.7%
Insteel Industries, Inc.                            163,570        3,250,136
PW Eagle, Inc.                                      190,250        5,709,402
                                                                ------------
                                                                   8,959,538
                                                                ------------
CATALOG RETAIL -- 1.3%
Coldwater Creek, Inc.(b)                            226,855        6,524,350

COMMERCIAL PRINTING -- 0.8%
Harland (John H.) Co.                               109,270        3,982,892

COMMODITY CHEMICALS -- 0.5%
Pioneer Companies, Inc.(b)                          107,140        2,626,001

COMPUTER STORAGE & PERIPHERALS -- 2.2%
Emulex Corp.(b)                                     184,690        3,355,817
Komag, Inc.(b)                                      184,750        5,904,610
Xyratex Ltd.(b)                                     118,120        2,251,367
                                                                ------------
                                                                  11,511,794
                                                                ------------
CONSTRUCTION MATERIALS -- 0.4%
U.S. Concrete, Inc.(b)                              332,640        2,165,486

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 2.0%
Commercial Vehicle Group,
  Inc.(b)                                           148,090        2,852,213
FreightCar America, Inc.                            143,740        7,618,220
                                                                ------------
                                                                  10,470,433
                                                                ------------


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
CONSUMER FINANCE -- 1.2%
Asta Funding, Inc.                                   90,660     $  3,398,843
CompuCredit Corp.(b)                                 85,760        2,590,810
                                                                ------------
                                                                   5,989,653
                                                                ------------
DEPARTMENT STORES -- 0.8%
Bon-Ton Stores, Inc. (The)                          143,770        4,275,720

DISTRIBUTORS -- 0.9%
Building Materials Holding Corp.                    177,940        4,629,999

ELECTRIC UTILITIES -- 1.5%
Cleco Corp.                                         298,580        7,536,159

ELECTRICAL COMPONENTS & EQUIPMENT -- 2.9%
Encore Wire Corp.(b)                                 91,230        3,219,507
Genlyte Group, Inc.(b)                               38,290        2,726,248
Lamson & Sessions Co. (The)(b)                       87,030        2,073,054
Superior Essex, Inc.(b)                             200,280        6,859,590
                                                                ------------
                                                                  14,878,399
                                                                ------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.7%
Itron, Inc.(b)                                       85,700        4,782,060
Technitrol, Inc.                                    135,310        4,039,004
                                                                ------------
                                                                   8,821,064
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES -- 2.0%
Kemet Corp.(b)                                      581,700        4,694,319
Merix Corp.(b)                                      322,310        3,097,399
Park Electrochemical Corp.                           85,570        2,710,858
                                                                ------------
                                                                  10,502,576
                                                                ------------
FOOTWEAR -- 0.8%
Iconix Brand Group, Inc.(b)                         249,910        4,023,551

GAS UTILITIES -- 0.3%
Atmos Energy Corp.                                   62,880        1,795,224

HEALTH CARE DISTRIBUTORS -- 0.7%
Owens & Minor, Inc.                                 112,970        3,715,583

HEALTH CARE EQUIPMENT -- 3.0%
Dade Behring Holdings, Inc.                          44,600        1,791,136
Hologic, Inc.(b)                                     89,930        3,913,753
Intuitive Surgical, Inc.(b)                          30,200        3,184,590
Meridian Bioscience, Inc.                            79,360        1,865,754
Palomar Medical Technologies,
  Inc.(b)                                           112,670        4,754,674
                                                                ------------
                                                                  15,509,907
                                                                ------------
HEALTH CARE FACILITIES -- 2.1%
Genesis HealthCare Corp.(b)                         105,480        5,024,013
Psychiatric Solutions, Inc.(b)                      177,270        6,043,134
                                                                ------------
                                                                  11,067,147
                                                                ------------
HEALTH CARE SERVICES -- 1.5%
InVentiv Health, Inc.(b)                            241,090        7,722,113

HEALTH CARE SUPPLIES -- 2.5%
ICU Medical, Inc.(b)                                150,070        6,825,184
LifeCell Corp.(b)                                   184,920        5,958,122
                                                                ------------
                                                                  12,783,306
                                                                ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 1.4%
Kenexa Corp.(b)                                     110,430        2,785,045
Volt Information Sciences,
  Inc.(b)                                           120,250        4,274,887
                                                                ------------
                                                                   7,059,932
                                                                ------------

                              PHOENIX INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY -- 0.9%
Mueller Industries, Inc.                            131,710     $  4,632,241

INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
CT Communications, Inc.                             128,740        2,796,233

INTERNET RETAIL -- 1.9%
FTD Group, Inc.(b)                                  166,000        2,564,700
Nutri/System, Inc.(b)                                66,150        4,120,483
Stamps.com, Inc.(b)                                 160,280        3,054,937
                                                                ------------
                                                                   9,740,120
                                                                ------------
INTERNET SOFTWARE & SERVICES -- 3.4%
Digital River, Inc.(b)                              161,170        8,239,011
J2 Global Communications,
  Inc.(b)                                           229,590        6,237,960
Savvis, Inc.(b)                                     107,900        3,075,150
                                                                ------------
                                                                  17,552,121
                                                                ------------
IT CONSULTING & OTHER SERVICES -- 1.2%
SI International, Inc.(b)                           119,100        3,808,818
SRA International, Inc. Class A(b)                   86,350        2,595,681
                                                                ------------
                                                                   6,404,499
                                                                ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.3%
Illumina, Inc.(b)                                    83,130        2,746,615
PAREXEL International Corp.(b)                      195,240        6,460,492
Ventana Medical Systems, Inc.(b)                     62,140        2,537,176
                                                                ------------
                                                                  11,744,283
                                                                ------------
MANAGED HEALTH CARE -- 1.2%
Molina Healthcare, Inc.(b)                          169,420        5,990,691

MARINE -- 0.8%
Eagle Bulk Shipping, Inc.                            84,400        1,357,152
Genco Shipping & Trading Ltd.                       133,540        3,026,016
                                                                ------------
                                                                   4,383,168
                                                                ------------
METAL & GLASS CONTAINERS -- 1.6%
Greif, Inc. Class A                                  35,650        2,855,922
Silgan Holdings, Inc.                               139,690        5,246,756
                                                                ------------
                                                                   8,102,678
                                                                ------------
MORTGAGE REIT'S -- 0.6%
American Home Mortgage
Investment Corp.                                     96,130        3,352,053

OFFICE REIT'S -- 1.2%
BioMed Realty Trust, Inc.                           199,120        6,041,301

OIL & GAS DRILLING -- 1.2%
Grey Wolf, Inc.(b)                                  927,660        6,196,769

OIL & GAS EQUIPMENT & SERVICES -- 2.6%
Trico Marine Services, Inc.(b)                      157,910        5,329,462
Veritas DGC, Inc.(b)                                124,630        8,203,147
                                                                ------------
                                                                  13,532,609
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
Bill Barrett Corp.(b)                               140,060        3,439,874

OIL & GAS REFINING & MARKETING -- 2.0%
Giant Industries, Inc.(b)                            76,610        6,220,732
Western Refining, Inc.                              172,120        4,000,069
                                                                ------------
                                                                  10,220,801
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.8%
OMI Corp.                                           189,120        4,105,795


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
PAPER PACKAGING -- 0.6%
Rock-Tenn Co. Class A                               164,500     $  3,257,100

PERSONAL PRODUCTS -- 0.5%
Inter Parfums, Inc.                                 123,450        2,350,488

PHARMACEUTICALS -- 1.7%
CNS, Inc.                                           110,120        3,108,687
New River Pharmaceuticals,
  Inc.(b)                                           102,870        2,646,845
Pain Therapeutics, Inc.(b)                          344,730        2,971,573
                                                                ------------
                                                                   8,727,105
                                                                ------------
PROPERTY & CASUALTY INSURANCE -- 1.0%
Safety Insurance Group, Inc.                        111,230        5,412,452

REGIONAL BANKS -- 6.0%
Cascade Bancorp                                      58,570        2,199,303
Central Pacific Financial Co.                       115,000        4,206,700
East West Bancorp, Inc.                             102,530        4,061,213
First Citizens BancShares, Inc.
  Class A                                            16,420        3,137,862
Prosperity Bancshares, Inc.                         123,850        4,215,854
Republic Bancorp, Inc.                              232,232        3,095,653
Southwest Bancorp, Inc.                             156,940        4,052,191
Texas Regional Bancshares, Inc.
  Class A                                            76,825        2,953,921
Wintrust Financial Corp.                             67,420        3,381,113
                                                                ------------
                                                                  31,303,810
                                                                ------------
RESTAURANTS -- 2.1%
CKE Restaurants, Inc.                               231,850        3,876,532
Jack in the Box, Inc.(b)                            133,360        6,958,725
                                                                ------------
                                                                  10,835,257
                                                                ------------
RETAIL REIT'S -- 0.7%
National Retail Properties, Inc.                    163,250        3,526,200

SEMICONDUCTOR EQUIPMENT -- 2.2%
Ase Test Co., Ltd. ADR(b)                           357,990        3,057,234
Photronics, Inc.(b)                                 282,660        3,993,986
Veeco Instruments, Inc.(b)                          228,460        4,603,469
                                                                ------------
                                                                  11,654,689
                                                                ------------
SEMICONDUCTORS -- 0.6%
Atheros Communications, Inc.(b)                     166,900        3,025,897

SPECIALIZED REITS -- 2.8%
Ashford Hospitality Trust                           405,640        4,839,285
Nationwide Health Properties,
  Inc.                                              192,380        5,144,241
Senior Housing Properties Trust                     210,200        4,485,668
                                                                ------------
                                                                  14,469,194
                                                                ------------
SPECIALTY CHEMICALS -- 1.2%
OM Group, Inc.(b)                                   138,600        6,090,084

STEEL -- 2.2%
Reliance Steel & Aluminum Co.                       122,890        3,949,685
Ryerson, Inc.                                       336,280        7,361,169
                                                                ------------
                                                                  11,310,854
                                                                ------------
TECHNOLOGY DISTRIBUTORS -- 1.6%
Anixter International, Inc.(b)                      103,140        5,824,316
Brightpoint, Inc.(b)                                161,080        2,290,557
                                                                ------------
                                                                   8,114,873
                                                                ------------

                             PHOENIX INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNADUITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE -- 1.5%
Accredited Home Lenders Holding Co.(b)              117,430     $  4,220,434
Corus Bankshares, Inc.                              160,160        3,581,178
                                                                ------------
                                                                   7,801,612
                                                                ------------
TOBACCO -- 0.8%
Loews Corp. - Carolina Group                         79,570        4,407,382

TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Rush Enterprises, Inc. Class A(b)                   154,880        2,583,399
UAP Holding Corp.                                   107,630        2,300,053
                                                                ------------
                                                                   4,883,452
                                                                ------------
TRUCKING -- 1.4%
Dollar Thrifty Automotive
  Group, Inc.(b)                                    158,810        7,078,162
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $448,529,494)                                 507,280,788
----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c) -- 1.2%
COMMUNICATIONS EQUIPMENT -- 0.4%
AudioCodes Ltd. (Israel)(b)                         192,720        1,809,641

PHARMACEUTICALS -- 0.8%
Aspreva Pharmaceuticals Corp.
  (Canada)(b)                                       157,240        4,080,378
----------------------------------------------------------------------------
TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $5,946,292)                                     5,890,019
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
  (Identified Cost $454,475,786)                                 513,170,807
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
MONEY MARKET MUTUAL FUNDS -- 1.0%
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.20%)                                    3,490,290        3,490,290
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.21%)                      1,802,561        1,802,561
JPMorgan Prime Money Market
  Fund (seven day effective
  yield 5.17%)                                          167              167
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $5,293,018)                                     5,293,018
----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
  (Identified cost $459,768,804)                                 518,463,825(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                           (479,444)
                                                                ------------

NET ASSETS -- 100.0%                                            $517,984,381
                                                                ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $85,536,928 and gross depreciation of $27,307,736 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $460,234,633.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS -- 96.6%
AIR FREIGHT & LOGISTICS -- 0.3%
ABX Air, Inc.(b)                                    203,300     $  1,142,546

AIRLINES -- 2.0%
Alaska Air Group, Inc.(b)                           127,400        4,846,296
Skywest, Inc.                                       127,300        3,121,396
                                                                ------------
                                                                   7,967,692
                                                                ------------
ALUMINUM -- 1.1%
Aleris International, Inc.(b)                        86,900        4,391,926

APPAREL RETAIL -- 1.6%
Charming Shoppes, Inc.(b)                           444,900        6,353,172

APPAREL, ACCESSORIES & LUXURY GOODS -- 2.0%
Oxford Industries, Inc.                              41,400        1,776,474
Perry Ellis International, Inc.(b)                   61,400        1,896,032
Quiksilver, Inc.(b)                                 349,200        4,242,780
                                                                ------------
                                                                   7,915,286
                                                                ------------
AUTO PARTS & EQUIPMENT -- 1.8%
Modine Manufacturing Co.                            123,400        3,002,322
Tenneco, Inc.(b)                                    182,470        4,267,973
                                                                ------------
                                                                   7,270,295
                                                                ------------
AUTOMOTIVE RETAIL -- 4.1%
Pantry, Inc. (The)(b)                                94,300        5,315,691
Sonic Automotive, Inc. Class A                      241,600        5,578,544
United Auto Group, Inc.                             236,400        5,531,760
                                                                ------------
                                                                  16,425,995
                                                                ------------
BUILDING PRODUCTS -- 0.7%
Insteel Industries, Inc.                            100,000        1,987,000
PW Eagle, Inc.                                       26,600          798,266
                                                                ------------
                                                                   2,785,266
                                                                ------------
COMMODITY CHEMICALS -- 0.5%
Pioneer Companies, Inc.(b)                           89,900        2,203,449

COMMUNICATIONS EQUIPMENT -- 2.6%
InterDigital Communications Corp.(b)                159,200        5,428,720
ViaSat, Inc.(b)                                     209,100        5,244,228
                                                                ------------
                                                                  10,672,948
                                                                ------------
COMPUTER STORAGE & PERIPHERALS -- 3.0%
Hutchinson Technology, Inc.(b)                      195,300        4,107,159
Komag, Inc.(b)                                      178,300        5,698,468
Xyratex Ltd.(b)                                     109,600        2,088,976
                                                                ------------
                                                                  11,894,603
                                                                ------------
CONSTRUCTION MATERIALS -- 0.5%
Texas Industries, Inc.                               37,900        1,973,074

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 1.1%
Commercial Vehicle Group, Inc.(b)                   132,600        2,553,876
Navistar International Corp.(b)                      69,300        1,789,326
                                                                ------------
                                                                   4,343,202
                                                                ------------
CONSUMER FINANCE -- 1.2%
CompuCredit Corp.(b)                                 81,750        2,469,668
Nelnet, Inc. Class A(b)                              77,600        2,385,424
                                                                ------------
                                                                   4,855,092
                                                                ------------
DEPARTMENT STORES -- 0.8%
Bon-Ton Stores, Inc. (The)                          111,300        3,310,062

DISTRIBUTORS -- 1.1%
Building Materials Holding Corp.                     98,658        2,567,081


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
DISTRIBUTORS (CONTINUED)
Source Interlink Companies, Inc.(b)                 192,000     $  1,824,000
                                                                ------------
                                                                   4,391,081
                                                                ------------
DIVERSIFIED BANKS -- 0.5%
Intervest Bancshares Corp.(b)                        44,400        1,934,064

ELECTRIC UTILITIES -- 1.5%
Cleco Corp.                                         233,700        5,898,588

ELECTRICAL COMPONENTS & EQUIPMENT -- 2.6%
Acuity Brands, Inc.                                 116,200        5,275,480
Encore Wire Corp.(b)                                 54,100        1,909,189
Superior Essex, Inc.(b)                              96,500        3,305,125
                                                                ------------
                                                                  10,489,794
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES -- 2.3%
Benchmark Electronics, Inc.(b)                      248,050        6,667,584
TTM Technologies, Inc.(b)                           209,400        2,449,980
                                                                ------------
                                                                   9,117,564
                                                                ------------
FOOTWEAR -- 1.8%
Wolverine World Wide, Inc.                          260,200        7,366,262

GAS UTILITIES -- 0.7%
Laclede Group, Inc. (The)                            86,500        2,774,920

HEALTH CARE DISTRIBUTORS -- 0.9%
Owens & Minor, Inc.                                 110,050        3,619,545

HEALTH CARE EQUIPMENT -- 0.8%
Meridian Bioscience, Inc.                           145,300        3,416,003

HEALTH CARE SERVICES -- 3.4%
Air Methods Corp.(b)                                 67,200        1,585,920
Chemed Corp.                                         33,210        1,071,355
HealthExtras, Inc.(b)                               212,300        6,010,213
InVentiv Health, Inc.(b)                             95,310        3,052,779
Option Care, Inc.                                   140,260        1,878,081
                                                                ------------
                                                                  13,598,348
                                                                ------------
HEALTH CARE SUPPLIES -- 1.5%
LifeCell Corp.(b)                                    69,900        2,252,178
West Pharmaceutical Services, Inc.                   98,500        3,868,095
                                                                ------------
                                                                   6,120,273
                                                                ------------
HOTELS, RESORTS & CRUISE LINES -- 0.6%
Interstate Hotels & Resorts, Inc.(b)                238,600        2,572,108

HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.6%
Labor Ready, Inc.(b)                                160,600        2,558,358

HYPERMARKETS & SUPER CENTERS -- 0.8%
BJ's Wholesale Club, Inc.(b)                        108,800        3,174,784

INDUSTRIAL GASES -- 1.1%
Airgas, Inc.                                        122,600        4,434,442

INDUSTRIAL MACHINERY -- 1.1%
Columbus McKinnon Corp.(b)                          135,200        2,437,656
Mueller Industries, Inc.                             62,100        2,184,057
                                                                ------------
                                                                   4,621,713
                                                                ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
RealNetworks, Inc.(b)                               206,600        2,192,026

IT CONSULTING & OTHER SERVICES -- 1.6%
CIBER, Inc.(b)                                      335,900        2,227,017
Sykes Enterprises, Inc.(b)                          212,700        4,328,445
                                                                ------------
                                                                   6,555,462
                                                                ------------

                             PHOENIX INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
LEISURE PRODUCTS -- 0.5%
JAKKS Pacific, Inc.(b)                              108,300     $  1,930,989

LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Kendle International, Inc.(b)                       136,100        4,357,922

MORTGAGE REIT'S -- 2.0%
American Home Mortgage Investment Corp.              40,700        1,419,209
NorthStar Realty Finance Corp.                      319,300        4,055,110
Redwood Trust, Inc.                                  50,550        2,546,203
                                                                ------------
                                                                   8,020,522
                                                                ------------
OFFICE REIT'S -- 0.5%
Parkway Properties, Inc.                             40,600        1,887,494

OIL & GAS DRILLING -- 0.8%
Grey Wolf, Inc.(b)                                  473,200        3,160,976

OIL & GAS EQUIPMENT & SERVICES -- 1.7%
NS Group, Inc.(b)                                    36,590        2,361,884
Universal Compression Holdings, Inc.(b)              83,300        4,452,385
                                                                ------------
                                                                   6,814,269
                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.3%
Swift Energy Co.(b)                                 122,200        5,110,404

OIL & GAS REFINING & MARKETING -- 2.8%
Western Refining, Inc.                              231,900        5,389,356
World Fuel Services Corp.                           148,600        6,010,870
                                                                ------------
                                                                  11,400,226
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION -- 1.1%
Overseas Shipholding Group, Inc.                     69,950        4,320,812

PACKAGED FOODS & MEATS -- 0.7%
Chiquita Brands International, Inc.                 196,800        2,633,184

PAPER PACKAGING -- 0.9%
Rock-Tenn Co. Class A                               182,900        3,621,420

PHARMACEUTICALS -- 1.5%
CNS, Inc.                                           140,000        3,952,200
Pain Therapeutics, Inc.(b)                          221,900        1,912,778
                                                                ------------
                                                                   5,864,978
                                                                ------------
PROPERTY & CASUALTY INSURANCE -- 2.7%
Bristol West Holdings, Inc.                         123,200        1,792,560
LandAmerica Financial Group, Inc.                    88,500        5,822,415
Seabright Insurance Holdings(b)                      98,000        1,369,060
United America Indemnity Ltd. Class A(b)             88,100        1,979,607
                                                                ------------
                                                                  10,963,642
                                                                ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.2%
Jones Lang Lasalle, Inc.                             39,700        3,393,556
Trammell Crow Co.(b)                                151,500        5,531,265
                                                                ------------
                                                                   8,924,821
                                                                ------------
REGIONAL BANKS -- 8.7%
Central Pacific Financial Co.                        79,200        2,897,136
Chittenden Corp.                                    109,700        3,147,293
City Holding Co.                                     50,700        2,021,409
East West Bancorp, Inc.                             108,300        4,289,763
First Republic Bank                                  94,600        4,026,176
Flag Financial Corp.                                 70,600        1,767,824
Hanmi Financial Corp.                               222,800        4,366,880


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
Independent Bank Corp.                               62,976     $  1,529,054
Nara Bancorp, Inc.                                  202,950        3,711,956
Pacific Capital Bancorp                              54,218        1,462,259
United Bankshares, Inc.                             100,000        3,722,000
United Community Banks, Inc.                         63,825        1,917,941
                                                                ------------
                                                                  34,859,691
                                                                ------------
REINSURANCE -- 1.9%
Max Re Capital Ltd.                                 145,300        3,336,088
Platinum Underwriters Holdings Ltd.                 136,300        4,202,129
                                                                ------------
                                                                   7,538,217
                                                                ------------
RESIDENTIAL REIT'S -- 0.3%
GMH Communities Trust                                99,150        1,251,273

RESTAURANTS -- 0.6%
Landry's Restaurants, Inc.                           83,000        2,502,450

RETAIL REIT'S -- 0.7%
National Retail Properties, Inc.                    139,000        3,002,400

SEMICONDUCTOR EQUIPMENT -- 0.3%
Intevac, Inc.(b)                                     79,600        1,337,280

SPECIALIZED REITS -- 6.1%
Ashford Hospitality Trust                           423,200        5,048,776
Entertainment Properties Trust                      119,690        5,903,111
Highland Hospitality Corp.                          364,700        5,226,151
LTC Properties, Inc.                                121,000        2,934,250
Nationwide Health Properties, Inc.                  143,200        3,829,168
Winston Hotels, Inc.                                128,000        1,576,960
                                                                ------------
                                                                  24,518,416
                                                                ------------
SPECIALTY CHEMICALS -- 0.8%
OM Group, Inc.(b)                                    76,200        3,348,228

STEEL -- 2.6%
Chaparral Steel Co.(b)                               59,500        2,026,570
Commercial Metals Co.                               117,500        2,388,775
Ryerson, Inc.                                       284,700        6,232,083
                                                                ------------
                                                                  10,647,428
                                                                ------------
TECHNOLOGY DISTRIBUTORS -- 2.0%
Brightpoint, Inc.(b)                                319,960        4,549,831
Synnex Corp.(b)                                     150,300        3,458,403
                                                                ------------
                                                                   8,008,234
                                                                ------------
THRIFTS & MORTGAGE FINANCE -- 3.1%
Corus Bankshares, Inc.                               89,310        1,996,972
Downey Financial Corp.                               48,300        3,213,882
First Niagara Financial Group, Inc.                 250,000        3,645,000
Flagstar Bancorp, Inc.                              151,300        2,201,415
Ocwen Financial Corp(b)                             100,200        1,492,980
                                                                ------------
                                                                  12,550,249
                                                                ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
Rush Enterprises, Inc. Class A(b)                   109,000        1,818,120

TRUCKING -- 2.6%
Dollar Thrifty Automotive Group, Inc.(b)            162,185        7,228,585
Marten Transport Ltd.(b)                             81,100        1,385,999

                             PHOENIX INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)


                                                    Shares         Value
                                                    -------     ------------

DOMESTIC COMMON STOCKS (CONTINUED)
TRUCKING (CONTINUED)
Saia, Inc.(b)                                        58,400     $  1,903,840
                                                                ------------
                                                                  10,518,424
                                                                ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $350,161,081)                                 389,252,012

----------------------------------------------------------------------------
FOREIGN  COMMON STOCKS(c) -- 2.3%
COMMUNICATIONS EQUIPMENT -- 0.7%
ECI Telecom Ltd. (Israel)(b)                        310,600        2,562,450

ELECTRONIC MANUFACTURING SERVICES -- 0.7%
Nam Tai Electronics, Inc. (Hong Kong)               236,900        2,911,501

PHARMACEUTICALS -- 0.6%
Aspreva Pharmaceuticals Corp. (Canada)(b)            89,200        2,314,740

REGIONAL BANKS -- 0.3%
Renasant Corp. (United States)                       45,900        1,288,413
                                                                ------------

TOTAL FOREIGN  COMMON STOCKS
  (Identified cost $9,532,275)                                     9,077,104

----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
  (Identified Cost $359,693,356)                                 398,329,116
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.2%
MONEY MARKET MUTUAL FUNDS -- 1.2%
Dreyfus Cash Management Plus #719
  (seven day effective yield 5.20%)               4,447,605        4,447,605
Goldman Sachs Financial Square
  Money Market Portfolio (seven day
  effective yield 5.21%)                            458,647          458,647
JPMorgan Prime Money Market Fund
  (seven day effective yield 5.17%)                      98               98
                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,906,350)                                     4,906,350
----------------------------------------------------------------------------


TOTAL INVESTMENTS -- 100.1%
  (Identified cost $364,599,705)                                 403,235,466(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                           (415,955)
                                                                ------------

NET ASSETS -- 100.0%                                            $402,819,511
                                                                ============



----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $53,933,867 and gross depreciation of $15,901,262 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $ 365,202,861
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Phoenix Insight Funds Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At September 30, 2006, the total value of these securities represented approximately 8.7% of the net assets of Intermediate Government Bond Fund.

   The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

C. FOREIGN CURRENCY TRANSLATION

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

    Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

   At September 30, 2006, the Funds had entered into forward currency contracts as follows:

EMERGING MARKETS FUND


                                                                                       Net Unrealized
                                                      Settlement                       Appreciation
Contract to Sell            In Exchange For           Date           Value             (Depreciation)

KOR 13,064,000,000          USD       13,727,448      6/11/07        $13,903,296         $ (175,848)
KOR 15,676,000,000          USD       16,472,443      6/11/07         16,683,103           (210,660)
MXN 192,687,000             USD       17,190,383       6/1/07         17,265,064            (74,681)
ZAR 122,510,666             USD       17,740,000      5/29/07         15,329,445          2,410,555
ZAR 20,651,870              USD        2,992,591      5/29/07          2,584,115            408,476
ZAR 13,280,000              USD        1,731,195       3/5/08          1,607,357            123,838
ZAR 6,640,000               USD          862,058       3/5/08            803,678             58,380
                                                                                         ----------
                                                                                         $2,540,060
                                                                                         ==========


INTERNATIONAL FUND

AUD 4,720,000               USD        3,484,304     12/11/06         $3,512,250           $(27,946)
AUD 4,810,000               USD        3,632,753     12/11/06          3,579,221             53,532
AUD 7,700,000               USD        5,787,320     12/11/06          5,729,729             57,591
CHF 15,820,000              USD       13,045,271     12/11/06         12,744,672            300,599

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


CHF 8,230,000               USD        6,758,366      2/28/07          6,677,971             80,395
CHF 12,080,000              USD        9,873,476      2/28/07          9,801,931             71,545
EUR 15,245,000              USD       19,455,670     12/11/06         19,409,950             45,720
EUR 9,040,000               USD       11,640,809      2/28/07         11,550,490             90,319
GBP 7,700,000               USD       14,445,970     12/12/06         14,428,884             17,086
GBP 8,690,000               USD       16,042,609     12/12/06         16,284,027           (241,418)
JPY 909,660,000             USD        8,129,949     12/11/06          7,780,449            349,500
JPY 702,000,000             USD        6,133,683      2/28/07          6,067,109             66,574
KOR 936,000,000             USD          983,534      6/11/07            996,133            (12,599)
KOR 7,400,000               USD            7,776      6/11/07              7,875                (99)
KOR 7,392,600,000           USD        7,768,192      6/11/07          7,867,537            (99,345)
MXN 71,500,000              USD        6,378,803       6/1/07          6,406,515            (27,712)
ZAR 3,735,000               USD          458,986       3/5/08            452,069              6,917
ZAR 19,930,000              USD        2,598,097       3/5/08          2,412,245            185,852
ZAR 9,965,000               USD        1,293,736       3/5/08          1,206,123             87,613
                                                                                         ----------
                                                                                         $1,004,124
                                                                                         ==========

AUD  Australian Dollar      EUR  Euro      CHF  Swiss Franc      GBP  Great Britain Pound
KOR  Korean Won      JPY  Japanese Yen      USD  United States Dollar      MXN  Mexican Peso
ZAR  South African Rand

F. REIT INVESTMENTS

   Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. FUTURES CONTRACTS

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

       At September 30, 2006, the Index Fund had entered into futures contracts as follows:

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


                                                         Value of       Market      Net Unrealized
                                           Number of    Contracts      Value of      Appreciation
                        Expiration Date    Contracts    When Opened    Contracts    (Depreciation)
                        ---------------    ---------    -----------    ----------   --------------
   S&P 500(R) Index           12/15/06        8          $2,640,300    $2,690,800       $50,500


H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

I. INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

   Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not been fully developed. Accordingly, these securities are generally illiquid.

J. REPURCHASE AGREEMENTS

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.


NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's' ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At September 30, 2006, the Funds held securities in specific sectors as detailed below:


   FUND                                     SECTOR            PERCENTAGE OF TOTAL NET ASSETS
   -------                          ----------------------    ------------------------------
   Insight Core Equity Fund         Financials                         28%
   Insight Equity Fund              Financials                         34
   Insight International Fund       Consumer Staples                   32
   Insight Small-Cap Growth Fund    Information Technology             28
   Insight Small-Cap Value Fund     Financials                         31

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's' Schedule of Investments.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At September 30, 2006, the Funds held the following restricted securities:

                                                        Market        % of
                          Acquisition    Acquisition    Value at      Net Assets
                          Date           Cost           9/30/06       at 9/30/06
                          ------------------------------------------------------

   MONEY MARKET FUND
   Goldman Sachs
   Group, Inc. 144A
   5.38%, 10/2/06         10/20/05       $25,000,000    $25,000,000   0.6%


   TAX-EXEMPT MONEY MARKET FUND
   ABN-AMRO Munitops
   Certificates Trust
   (Hawaii) Series 11 144A
   (FSA Insured)
   3.550%, 9/1/09          3/16/06         9,980,000      9,980,000   0.8%

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


   BOND FUND
   DLJ Mortgage
   Acceptance Corp.
   96-M, A-1 144A
   0.000%, 11/28/11        10/2/96             3,720
                           4/28/04            15,236         15,411   0.0%


   SHORT/INTERMEDIATE BOND FUND
   DLJ Mortgage
   Acceptance Corp.
   96-M, A-1 144A
   0.000%, 11/28/11        10/2/96            27,902
                           4/28/04            15,728         34,603   0.0%


   INDEX FUND
   Seagate Technology
   Tax Refund Rights       10/1/01                 0              0   0.0%

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Insight Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.